UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant: Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (95.6%)[1]
Consumer Discretionary (20.2%)
*	Priceline Group Inc.	126,660	146,950
	Home Depot Inc.	1,018,850	101,274
*	Liberty Interactive Corp. Class A	3,094,641	90,209
	L Brands Inc.	901,900	72,964
	NIKE Inc. Class B	696,112	69,117
	Harley-Davidson Inc.	876,934	61,105
*	Discovery Communications Inc.	1,560,853	53,085
	Lowe's Cos. Inc.	680,549	43,439
*	O'Reilly Automotive Inc.	222,671	40,691
	Lennar Corp. Class A	851,533	40,226
	DR Horton Inc.	1,478,591	37,689
	Ross Stores Inc.	400,400	36,629
*	AutoZone Inc.	62,007	35,822
	Las Vegas Sands Corp.	522,219	33,260
*	Sally Beauty Holdings Inc.	1,044,370	33,054
*	Amazon.com Inc.	90,934	30,794
	Comcast Corp. Class A	528,394	30,140
*	Netflix Inc.	81,095	28,107
	Dunkin' Brands Group Inc.	579,003	27,995
	Wynn Resorts Ltd.	151,994	27,148
	Ralph Lauren Corp. Class A	146,073	27,009
	Harman International Industries Inc.	221,837	24,076
*	Discovery Communications Inc. Class A	678,126	23,667
	Wyndham Worldwide Corp.	260,525	21,717
	Starbucks Corp.	258,027	20,954
	PVH Corp.	130,030	16,532
	BorgWarner Inc.	273,100	15,446
*	Dollar General Corp.	219,000	14,616
*	Liberty Ventures Class A	268,713	9,846
	Marriott International Inc. Class A	98,259	7,742
	Starwood Hotels & Resorts Worldwide Inc.	97,809	7,727
	Inditex SA ADR	497,405	7,222
	TripAdvisor Inc.	81,047	5,969
	Tesla Motors Inc.	22,614	5,529
	CarMax Inc.	58,429	3,329
			1,251,079
Consumer Staples (6.6%)
	Walgreen Co.	1,457,312	99,986
	Mondelez International Inc. Class A	1,047,563	41,065
	Keurig Green Mountain Inc.	287,765	40,903
*	Monster Beverage Corp.	358,709	40,229
	CVS Health Corp.	387,669	35,417
	Anheuser-Busch InBev NV ADR	224,623	26,279
	Mead Johnson Nutrition Co.	198,300	20,592
	Colgate-Palmolive Co.	281,516	19,591
	Altria Group Inc.	385,950	19,398
	Whole Foods Market Inc.	352,240	17,270
	PepsiCo Inc.	160,090	16,025

Estee Lauder Cos. Inc. Class A	154,800	11,477
Brown-Forman Corp. Class B	89,220	8,659
Costco Wholesale Corp.	58,248	8,278
Boston Beer Co. Inc. Class A	15,140	3,981
		409,150
Energy (4.4%)
EOG Resources Inc.	970,425	84,155
Williams Cos. Inc.	1,264,975	65,462
^ Kinder Morgan Inc.	1,115,500	46,126
Schlumberger Ltd.	337,777	29,032
Pioneer Natural Resources Co.	105,814	15,156
* Continental Resources Inc.	278,035	11,394
Noble Energy Inc.	167,200	8,223
* Cobalt International Energy Inc.	662,380	5,961
Apache Corp.	31,794	2,038
Ultra Petroleum Corp.	91,491	1,816
		269,363
Financials (7.4%)
Crown Castle International Corp.	1,222,111	101,545
Intercontinental Exchange Inc.	286,100	64,656
* Markel Corp.	49,095	34,208
BlackRock Inc.	93,701	33,646
American Express Co.	282,593	26,117
TD Ameritrade Holding Corp.	740,283	25,621
American Tower Corporation	206,228	21,656
* Affiliated Managers Group Inc.	104,800	21,336
First Republic Bank	381,993	19,684
Fairfax Financial Holdings Ltd.	36,690	18,892
Citigroup Inc.	346,100	18,679
Berkshire Hathaway Inc. Class B	106,874	15,891
M&T Bank Corp.	98,824	12,454
Progressive Corp.	449,259	12,238
Morgan Stanley	222,902	7,842
US Bancorp	168,499	7,448
Waddell & Reed Financial Inc. Class A	134,067	6,446
Goldman Sachs Group Inc.	30,275	5,704
		454,063
Health Care (15.8%)
* Celgene Corp.	1,632,325	185,579
Allergan Inc.	627,878	134,297
* Gilead Sciences Inc.	1,019,148	102,241
Bristol-Myers Squibb Co.	1,336,800	78,938
Novo Nordisk A/S ADR	1,429,801	64,999
* Actavis plc	173,090	46,840
* Biogen Idec Inc.	151,561	46,634
Perrigo Co. plc	256,725	41,125
* Vertex Pharmaceuticals Inc.	276,199	32,558
* Regeneron Pharmaceuticals Inc.	73,661	30,651
* IDEXX Laboratories Inc.	191,639	28,621
Merck & Co. Inc.	460,279	27,801
WellPoint Inc.	158,624	20,290
Zoetis Inc.	446,000	20,039
* IMS Health Holdings Inc.	733,397	18,335
* Illumina Inc.	88,775	16,946
AstraZeneca plc ADR	220,110	16,326
Johnson & Johnson	150,386	16,279

* Medivation Inc.	122,895	14,242
BioMarin Pharmaceutical Inc.	119,723	10,741
Alexion Pharmaceuticals Inc.	44,933	8,757
Genomic Health Inc.	193,200	6,426
McKesson Corp.	28,640	6,036
Seattle Genetics Inc.	43,030	1,568
		976,269
Industrials (5.5%)
Equifax Inc.	617,356	49,111
Nielsen NV	706,033	29,491
* IHS Inc. Class A	225,370	27,599
AMETEK Inc.	499,306	25,445
TransDigm Group Inc.	127,564	25,231
Union Pacific Corp.	191,500	22,361
Precision Castparts Corp.	89,700	21,340
United Parcel Service Inc. Class B	191,695	21,071
Safran SA ADR	1,293,149	20,794
Kansas City Southern	168,424	20,032
* Stericycle Inc.	153,900	19,841
Watsco Inc.	171,700	17,428
JB Hunt Transport Services Inc.	133,650	11,030
Canadian Pacific Railway Ltd.	47,931	9,258
Boeing Co.	53,905	7,243
Danaher Corp.	73,558	6,146
NOW Inc.	173,790	4,654
Pall Corp.	34,310	3,297
		341,372
Information Technology (33.1%)
Apple Inc.	2,118,436	251,946
MasterCard Inc. Class A	2,388,440	208,487
Microsoft Corp.	3,553,516	169,894
Visa Inc. Class A	591,160	152,632
* Google Inc. Class C	243,070	131,703
QUALCOMM Inc.	1,487,550	108,442
* eBay Inc.	1,913,309	105,002
Intuit Inc.	1,060,635	99,562
* Facebook Inc. Class A	1,159,610	90,102
* Adobe Systems Inc.	1,214,325	89,471
* Baidu Inc. ADR	332,495	81,498
Equinix Inc.	352,930	80,175
* Google Inc. Class A	130,799	71,819
* Cognizant Technology Solutions Corp. Class A	1,012,778	54,680
* Alibaba Group Holding Ltd. ADR	346,446	38,677
* Yelp Inc. Class A	659,420	37,646
* salesforce.com inc	622,767	37,285
* Alliance Data Systems Corp.	126,704	36,221
* FleetCor Technologies Inc.	231,870	35,219
* Red Hat Inc.	453,047	28,157
* Electronic Arts Inc.	519,850	22,837
Texas Instruments Inc.	360,300	19,607
* Gartner Inc.	227,700	19,464
* ServiceNow Inc.	255,505	16,342
* Akamai Technologies Inc.	214,600	13,865
Oracle Corp.	270,349	11,465
LinkedIn Corp. Class A	46,845	10,600
Twitter Inc.	195,194	8,147

Workday Inc. Class A			84,954	7,395
Splunk Inc.			71,578	4,803
FireEye Inc.			84,064	2,546
Altera Corp.			57,256	2,154
Xilinx Inc.			23,656	1,075
Zillow Inc. Class A			8,530	1,010
				2,049,928
Materials (1.4%)
Sherwin-Williams Co.			109,153	26,727
Eagle Materials Inc.			263,256	21,690
Monsanto Co.			133,532	16,012
Martin Marietta Materials Inc.			75,330	9,043
Praxair Inc.			67,340	8,645
Vulcan Materials Co.			60,780	4,017
				86,134
Other (0.7%)
*,2 Uber Technologies PP			352,196	42,890
3 Vanguard Growth ETF			3,100	328
				43,218
Telecommunication Services (0.5%)
* SBA Communications Corp. Class A			264,959	32,238

Total Common Stocks (Cost $3,953,307)				5,912,814
	Coupon
Preferred Stocks (0.1%)
*,2 Cloudera, Inc. Pfd. (Cost $4,369)	NA		300,088	7,073
Temporary Cash Investments (5.5%)[1]
Money Market Fund (4.9%)
[4,5] Vanguard Market Liquidity Fund	0.116%		303,747,862	303,748

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.4%)
Bank of America Securities, LLC
(Dated 11/28/14, Repurchase Value
$26,000,000, collateralized by Federal
Home Loan Mortgage Corp. 4.125%,
10/11/33, and Federal National Mortgage
Assn. 0.000%, 5/15/15, with a value of
$26,521,000)	0.100%	12/1/14	26,000	26,000

U.S. Government and Agency Obligations (0.2%)
[6,7] Federal Home Loan Bank Discount Notes	0.055%	12/3/14	1,000	1,000
[6,7] Federal Home Loan Bank Discount Notes	0.033%	12/19/14	6,000	6,000
[6,7] Federal Home Loan Bank Discount Notes	0.080%	1/28/15	1,500	1,500
[6,7] Federal Home Loan Bank Discount Notes	0.100%	3/4/15	3,000	2,999
[6,7] Federal Home Loan Bank Discount Notes	0.100%	4/17/15	1,100	1,100
				12,599
Total Temporary Cash Investments (Cost $342,347)				342,347
Total Investments (101.2%) (Cost $4,300,023)				6,262,234
Other Assets and Liabilities-Net (-1.2%)[5]				(73,682)
Net Assets (100%)				6,188,552
* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,422,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 1.9%, respectively, of net assets.
2 Restricted securities totaling $49,963,000, representing 0.8% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $40,885,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $9,799,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

U.S. Growth Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,869,924	—	42,890
Preferred Stocks	—	—	7,073
Temporary Cash Investments	303,748	38,599	—
Futures Contracts—Assets[1]	4	—	—
Futures Contracts—Liabilities[1]	(718)
Total	6,172,958	38,599	49,963
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
Aggregate
Number of			Settlement	Unrealized
Long (Short)			Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	1,388	143,401	3,023
S&P 500 Index	December 2014	132	68,188	2,967
E-mini S&P Mid-Cap 400 Index	December 2014	94	13,544	168
				6,158

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At November 30, 2014, the cost of investment securities for tax purposes was $4,300,023,000. Net unrealized appreciation of investment securities for tax purposes was $1,962,211,000, consisting of unrealized gains of $2,027,396,000 on securities that had risen in value since their purchase and $65,185,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Growth Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (98.4%)[1]
Australia (1.2%)
^ Fortescue Metals Group Ltd.	37,171,012	92,744
James Hardie Industries plc	6,196,069	63,712
Brambles Ltd.	5,740,895	47,400
Cochlear Ltd.	743,560	43,958
Amcor Ltd.	3,033,882	31,342
		279,156
Brazil (1.2%)
Raia Drogasil SA	7,122,749	68,936
Banco Bradesco SA Preference Shares	3,975,000	61,622
AMBEV SA	8,220,400	53,817
Vale SA Class B ADR	6,764,400	52,559
Petroleo Brasileiro SA Preference Shares	5,751,000	29,428
		266,362
Canada (2.0%)
Toronto-Dominion Bank	4,293,839	217,039
Suncor Energy Inc.	2,328,339	73,586
Bank of Nova Scotia	990,000	61,452
First Quantum Minerals Ltd.	3,580,000	58,827
ShawCor Ltd.	417,105	17,049
* Dominion Diamond Corp.	732,000	11,855
		439,808
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	2,334,900	58,839

China (8.8%)
* Baidu Inc. ADR	2,548,500	624,663
* Tencent Holdings Ltd.	38,496,100	617,608
* Alibaba Group Holding Ltd. ADR	1,903,057	212,457
CNOOC Ltd.	68,337,000	98,746
* New Oriental Education & Technology Group Inc. ADR	3,663,200	81,030
China Pacific Insurance Group Co. Ltd.	16,965,800	70,853
Beijing Enterprises Holdings Ltd.	7,711,000	61,487
^,* JD.com Inc. ADR	1,930,100	45,396
Mindray Medical International Ltd. ADR	1,455,000	43,752
Shandong Weigao Group Medical Polymer Co. Ltd.	44,588,000	39,447
* Youku Tudou Inc. ADR	2,077,149	38,427
Belle International Holdings Ltd.	14,086,000	16,011
* Chaoda Modern Agriculture Holdings Ltd.	17,258,719	518
		1,950,395
Denmark (1.8%)
Novo Nordisk A/S Class B	4,218,199	191,996
Novozymes A/S	3,172,000	139,444
^ Chr Hansen Holding A/S	1,508,200	63,761
		395,201

Finland (0.7%)
Nokia Oyj	18,474,751	153,401

France (6.9%)
Kering	1,168,281	241,276
Essilor International SA	2,069,757	232,386
Schneider Electric SE	2,839,207	231,646
L'Oreal SA	1,165,858	198,885
Sanofi	1,470,559	142,027
BNP Paribas SA	1,346,572	86,422
Publicis Groupe SA	1,025,597	75,376
Societe Generale SA	1,435,000	71,220
Safran SA	1,080,998	69,913
Airbus Group NV	1,090,000	66,400
Suez Environnement Co.	3,347,349	59,377
Total SA	1,038,000	57,923
		1,532,851
Germany (6.3%)
SAP SE	2,778,472	195,840
HeidelbergCement AG	2,553,257	193,267
Bayer AG	1,179,040	177,263
Continental AG	708,503	148,988
adidas AG	1,516,422	121,795
Volkswagen AG	483,893	109,487
GEA Group AG	2,233,616	106,492
Porsche Automobil Holding SE Preference Shares	940,056	81,853
Bayerische Motoren Werke AG	588,130	67,186
Fresenius Medical Care AG & Co. KGaA	895,000	66,058
MTU Aero Engines AG	655,000	58,359
^,* Aixtron SE	3,130,112	37,078
^,* SMA Solar Technology AG	719,595	18,884
* MorphoSys AG	138,610	13,635
		1,396,185
Hong Kong (4.5%)
AIA Group Ltd.	107,035,800	617,142
Jardine Matheson Holdings Ltd.	2,931,147	182,332
Hong Kong Exchanges and Clearing Ltd.	4,582,630	99,653
Techtronic Industries Co. Ltd.	18,355,000	58,478
Hang Lung Properties Ltd.	14,455,000	43,373
		1,000,978
India (2.3%)
Idea Cellular Ltd.	61,730,417	157,665
Housing Development Finance Corp. Ltd.	7,692,900	143,687
Zee Entertainment Enterprises Ltd.	14,692,788	90,424
HDFC Bank Ltd.	5,258,469	80,912
Tata Motors Ltd.	4,475,340	38,220
		510,908
Indonesia (0.3%)
Bank Mandiri Persero Tbk PT	74,523,900	64,378

Ireland (0.9%)
* Bank of Ireland (Dublin Shares)	182,335,677	74,770
Kerry Group plc Class A	910,000	67,595
* Bank of Ireland (London Shares)	127,016,431	52,224
		194,589

Israel (1.0%)
* Check Point Software Technologies Ltd.	3,035,683	234,689

Italy (4.4%)
^,* Fiat Chrysler Automobiles NV	36,834,156	459,858
UniCredit SPA	46,869,744	346,186
EXOR SPA	3,114,856	138,698
Intesa Sanpaolo SPA (Registered)	12,808,779	39,423
		984,165
Japan (11.6%)
SoftBank Corp.	7,665,200	510,654
SMC Corp.	1,462,300	401,653
Rakuten Inc.	19,991,600	269,470
Bridgestone Corp.	5,574,600	191,694
Sumitomo Mitsui Financial Group Inc.	4,898,600	183,919
Astellas Pharma Inc.	10,951,740	157,581
Suzuki Motor Corp.	3,636,600	114,601
Hitachi Ltd.	13,052,000	100,805
Sekisui Chemical Co. Ltd.	7,469,000	92,856
FANUC Corp.	536,500	90,549
M3 Inc.	5,243,500	90,016
Kubota Corp.	4,667,000	73,058
Toyota Motor Corp.	1,165,000	71,624
Tokio Marine Holdings Inc.	2,075,000	67,828
MISUMI Group Inc.	1,950,010	62,537
SBI Holdings Inc.	4,470,400	51,645
Yaskawa Electric Corp.	1,585,500	20,622
Daikin Industries Ltd.	191,500	12,708
Nissan Motor Co. Ltd.	564,800	5,270
		2,569,090
Mexico (0.3%)
Grupo Financiero Banorte SAB de CV	11,902,354	66,982

Netherlands (0.3%)
* ING Groep NV	3,980,000	58,186

Norway (1.4%)
Statoil ASA	6,667,715	126,224
Schibsted ASA	1,760,994	115,833
DNB ASA	4,541,990	75,401
		317,458
Other (0.4%)
* Rocket Internet AG	1,400,656	88,720

Peru (0.9%)
Credicorp Ltd.	1,191,679	197,413

Portugal (0.2%)
Jeronimo Martins SGPS SA	3,627,182	36,888

Russia (0.4%)
Magnit PJSC GDR	1,205,245	69,553
* Mail.ru Group Ltd. GDR	1,266,000	29,298
		98,851
Singapore (0.4%)
DBS Group Holdings Ltd.	3,690,748	56,088

Singapore Exchange Ltd.	6,541,000	36,709
		92,797
South Africa (0.3%)
MTN Group Ltd.	1,550,000	30,520
Sasol Ltd.	650,000	27,073
		57,593
South Korea (2.1%)
NAVER Corp.	268,246	182,721
Hyundai Motor Co.	523,990	84,182
^ Celltrion Inc.	1,804,466	64,849
Samsung Electronics Co. Ltd.	51,500	59,667
Hankook Tire Co. Ltd.	1,180,000	58,315
Shinhan Financial Group Co. Ltd.	491,202	21,965
		471,699
Spain (5.0%)
Inditex SA	14,235,782	414,466
* Banco Popular Espanol SA	64,998,029	356,884
* Banco Santander SA	27,573,835	248,150
Distribuidora Internacional de Alimentacion SA	12,745,795	88,481
		1,107,981
Sweden (5.8%)
Atlas Copco AB Class A	10,782,649	310,940
Investment AB Kinnevik	8,691,802	301,603
Svenska Handelsbanken AB Class A	6,023,752	293,863
Alfa Laval AB	5,199,985	103,491
^ Elekta AB Class B	8,638,260	87,968
Sandvik AB	8,283,298	86,732
Volvo AB Class B	6,810,975	74,468
Svenska Cellulosa AB SCA Class B	1,241,120	29,260
		1,288,325
Switzerland (7.0%)
Roche Holding AG	1,130,773	338,373
Nestle SA	4,104,250	307,878
Syngenta AG	656,488	216,296
Cie Financiere Richemont SA	1,826,264	171,543
Credit Suisse Group AG	6,054,860	161,555
Geberit AG	318,595	110,860
Zurich Insurance Group AG	240,000	75,216
Novartis AG	760,000	73,494
Holcim Ltd.	770,000	56,848
Swatch Group AG (Bearer)	96,145	47,472
		1,559,535
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	42,660,000	196,296
MediaTek Inc.	2,810,000	42,155
		238,451
Thailand (0.8%)
Kasikornbank PCL (Foreign)	22,895,956	172,086

Turkey (1.1%)
Turkiye Garanti Bankasi AS	37,457,981	164,656
BIM Birlesik Magazalar AS	3,235,727	71,941
		236,597

	United Kingdom (14.0%)
	ARM Holdings plc			28,198,162	401,691
	Prudential plc			13,735,351	331,523
	Rolls-Royce Holdings plc			15,096,643	198,151
	Standard Chartered plc			13,237,732	193,545
	Vodafone Group plc			50,853,699	186,142
	HSBC Holdings plc			16,811,714	167,290
	Aggreko plc			6,818,283	162,977
	Diageo plc			3,841,812	118,421
	Royal Dutch Shell plc Class A			3,527,154	117,388
	BHP Billiton plc			4,386,717	103,342
	WPP plc			4,756,892	99,464
	Meggitt plc			12,650,582	99,260
	Reckitt Benckiser Group plc			1,063,331	87,104
	Burberry Group plc			3,257,440	83,789
	BG Group plc			5,532,334	77,701
	Inchcape plc			6,630,000	74,289
	Barclays plc			19,093,498	72,862
	Capita plc			4,351,013	72,636
	Carnival plc			1,490,000	65,579
	G4S plc			14,450,000	62,326
	Unilever plc			1,385,000	58,383
	Ultra Electronics Holdings plc			2,080,000	56,761
*	Ocado Group plc			10,696,869	54,153
	^,* ASOS plc			1,191,500	45,321
*	Lloyds Banking Group plc			35,950,825	45,115
	Spectris plc			1,470,000	43,257
	Intertek Group plc			1,025,000	37,345
					3,115,815
	United States (2.7%)
*	Amazon.com Inc.			1,071,200	362,751
	MercadoLibre Inc.			1,215,300	171,285
	Samsonite International SA			22,315,000	73,986
					608,022
	Total Common Stocks (Cost $17,755,012)				21,844,394
	Preferred Stocks (0.0%)
	Zee Entertainment Enterprises Ltd. Pfd. (Cost $3,163)		238,220,682		3,378

		Coupon
	Temporary Cash Investments (3.2%)[1]
	Money Market Fund (3.1%)
	[2,3] Vanguard Market Liquidity Fund	0.116%		685,271,337	685,271

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5]	Federal Home Loan Bank Discount Notes	0.050%	12/3/14	1,300	1,300
[4,5]	Federal Home Loan Bank Discount Notes	0.028%	12/8/14	1,000	1,000
	[4,5,6]Federal Home Loan Bank Discount Notes	0.030%-0.033%	12/19/14	9,000	9,000
	[4,5,6]Federal Home Loan Bank Discount Notes	0.053%	12/24/14	6,000	6,000
	[4,5,6]Federal Home Loan Bank Discount Notes	0.080%	1/28/15	1,500	1,500
4	Federal Home Loan Bank Discount Notes	0.095%-0.097%	2/27/15	5,000	4,999
					23,799
Total Temporary Cash Investments (Cost $709,070)					709,070

Total Investments (101.6%) (Cost $18,467,245)	22,556,842
Other Assets and Liabilities-Net (-1.6%)[3]	(346,884)
Net Assets (100%)	22,209,958

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $331,999,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.3% and 2.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $357,744,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $10,479,000 have been segregated as collateral for open forward currency contracts.
6 Securities with a value of $8,200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

International Growth Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North America	1,040,826	73,986	—
Common Stocks—Other	1,589,226	19,140,356	—
Preferred Stock	—	3,378	—
Temporary Cash Investments	685,271	23,799	—
Futures Contracts—Assets[1]	922	—	—
Futures Contracts—Liabilities[1]	(382)	—	—
Forward Currency Contracts—Assets	—	3,931	—
Forward Currency Contracts—Liabilities	—	(11,811)	—
Total	3,315,863	19,233,639	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward

International Growth Fund

currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
Number of			Settlement	Unrealized
Long (Short)			Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Topix Index	December 2014	467	55,500	2,064
Dow Jones EURO STOXX 50 Index	December 2014	1,805	72,997	1,086
FTSE 100 Index	December 2014	592	62,404	420
S&P ASX 200 Index	December 2014	235	26,767	(82)
				3,488

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At November 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized Appreciation (Depreciation) ($000)
	Contract Settlement Date
					Contract Amount (000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	12/16/2014	JPY	7,298,622	USD	65,104	(3,605)
Goldman Sachs International	12/24/2014	EUR	40,629	USD	52,533	(2,006)
BNP Paribas	12/24/2014	EUR	38,836	USD	48,380	(83)
Goldman Sachs International	12/24/2014	GBP	15,647	USD	25,373	(934)
Bank of America NA	12/24/2014	GBP	13,481	USD	21,970	(916)
BNP Paribas	12/24/2014	GBP	13,185	USD	20,693	(100)
Bank of America NA	12/16/2014	JPY	1,816,770	USD	16,684	(1,375)
Goldman Sachs International	12/23/2014	AUD	17,284	USD	15,152	(470)
Bank of America NA	12/24/2014	EUR	10,897	USD	14,002	(450)
Goldman Sachs International	12/16/2014	JPY	1,098,230	USD	10,107	(853)
Bank of America NA	12/23/2014	AUD	10,325	USD	9,172	(401)
BNP Paribas	12/23/2014	AUD	9,420	USD	8,099	(97)
Credit Suisse International	12/23/2014	AUD	6,218	USD	5,596	(314)

International Growth Fund

Morgan Stanley Capital Services LLC	12/24/2014	GBP	2,773	USD	4,537	(207)
Morgan Stanley Capital Services LLC	12/24/2024	USD	24,437	EUR	19,345	380
BNP Paribas	12/16/2014	USD	21,709	JPY	2,419,983	1,317
UBS AG	12/24/2014	USD	18,983	EUR	15,078	231
UBS AG	12/16/2014	USD	14,573	JPY	1,571,539	1,331
UBS AG	12/24/2014	USD	10,444	GBP	6,433	397
Morgan Stanley Capital Services LLC	12/23/2014	USD	7,172	AUD	8,230	181
UBS AG	12/23/2014	USD	2,601	AUD	2,950	94
						(7,880)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At November 30, 2014, counterparties had deposited in segregated accounts securities with a value of $1,552,000 in connection with open forward currency contracts.

E. At November 30, 2014, the cost of investment securities for tax purposes was $18,467,245,000. Net unrealized appreciation of investment securities for tax purposes was $4,089,597,000, consisting of unrealized gains of $5,307,609,000 on securities that had risen in value since their purchase and $1,218,012,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Basic Materials (1.9%)
Praxair Inc.	41,284	5,300
Air Products & Chemicals Inc.	29,971	4,311
Ecolab Inc.	38,316	4,175
Alcoa Inc.	165,276	2,858
Sigma-Aldrich Corp.	16,815	2,297
Mosaic Co.	48,044	2,199
CONSOL Energy Inc.	32,183	1,259
Ashland Inc.	10,919	1,245
International Flavors & Fragrances Inc.	11,539	1,167
FMC Corp.	18,775	1,021
Airgas Inc.	7,828	905
Avery Dennison Corp.	13,168	652
		27,389
Consumer Goods (12.0%)
Procter & Gamble Co.	384,366	34,758
PepsiCo Inc.	213,086	21,330
Colgate-Palmolive Co.	129,148	8,987
Ford Motor Co.	538,355	8,468
NIKE Inc. Class B	80,152	7,958
Kimberly-Clark Corp.	53,299	6,214
General Motors Co.	184,351	6,163
Kraft Foods Group Inc.	83,285	5,011
Johnson Controls Inc.	93,872	4,694
General Mills Inc.	86,881	4,583
VF Corp.	48,100	3,616
Delphi Automotive plc	42,328	3,088
Mead Johnson Nutrition Co.	28,590	2,969
Keurig Green Mountain Inc.	17,956	2,552
Estee Lauder Cos. Inc. Class A	31,841	2,361
Hershey Co.	22,989	2,305
Kellogg Co.	34,780	2,304
Genuine Parts Co.	21,698	2,230
ConAgra Foods Inc.	59,684	2,180
* Michael Kors Holdings Ltd.	28,152	2,160
Harley-Davidson Inc.	30,943	2,156
Stanley Black & Decker Inc.	21,959	2,074
Dr Pepper Snapple Group Inc.	27,578	2,041
Whirlpool Corp.	10,920	2,033
Bunge Ltd.	20,798	1,888
Clorox Co.	18,373	1,867
* Electronic Arts Inc.	42,406	1,863
BorgWarner Inc.	32,392	1,832
* TRW Automotive Holdings Corp.	15,446	1,597
Ralph Lauren Corp. Class A	8,616	1,593
Coca-Cola Enterprises Inc.	34,801	1,529
Mattel Inc.	47,895	1,511
Church & Dwight Co. Inc.	18,817	1,443
Coach Inc.	38,677	1,436

JM Smucker Co.	13,834	1,419
Newell Rubbermaid Inc.	38,952	1,414
PVH Corp.	11,075	1,408
* Mohawk Industries Inc.	8,605	1,322
Autoliv Inc.	13,208	1,307
McCormick & Co. Inc.	16,795	1,248
Campbell Soup Co.	25,544	1,157
Lennar Corp. Class A	24,360	1,151
Energizer Holdings Inc.	8,795	1,144
Harman International Industries Inc.	9,609	1,043
Hormel Foods Corp.	19,412	1,030
PulteGroup Inc.	43,707	945
Leggett & Platt Inc.	19,329	814
* Toll Brothers Inc.	22,641	792
* lululemon athletica Inc.	14,695	708
Avon Products Inc.	60,375	591
Herbalife Ltd.	12,929	559
		176,846
Consumer Services (10.4%)
Walt Disney Co.	244,872	22,653
Home Depot Inc.	190,279	18,914
Time Warner Inc.	120,922	10,293
Lowe's Cos. Inc.	141,052	9,003
* Priceline Group Inc.	7,380	8,562
Starbucks Corp.	102,168	8,297
McKesson Corp.	32,598	6,870
TJX Cos. Inc.	98,021	6,485
Viacom Inc. Class B	52,613	3,979
Cardinal Health Inc.	47,666	3,918
Macy's Inc.	50,892	3,303
* Chipotle Mexican Grill Inc. Class A	4,379	2,906
AmerisourceBergen Corp. Class A	31,877	2,902
Ross Stores Inc.	30,029	2,747
Omnicom Group Inc.	35,509	2,744
* O'Reilly Automotive Inc.	14,643	2,676
* AutoZone Inc.	4,612	2,664
* Dollar General Corp.	39,909	2,664
L Brands Inc.	30,828	2,494
* Bed Bath & Beyond Inc.	28,522	2,093
* Dollar Tree Inc.	28,989	1,982
Nielsen NV	42,616	1,780
* CarMax Inc.	31,231	1,780
Kohl's Corp.	27,382	1,633
Best Buy Co. Inc.	39,121	1,542
* Hertz Global Holdings Inc.	63,552	1,509
Gap Inc.	35,517	1,406
* Discovery Communications Inc.	39,772	1,353
H&R Block Inc.	38,887	1,308
Staples Inc.	91,332	1,284
Interpublic Group of Cos. Inc.	59,951	1,216
Foot Locker Inc.	20,405	1,169
* IHS Inc. Class A	9,503	1,164
Tractor Supply Co.	14,789	1,138
PetSmart Inc.	13,964	1,100
Darden Restaurants Inc.	18,582	1,059
Gannett Co. Inc.	31,831	1,036
Scripps Networks Interactive Inc. Class A	11,219	877

* Discovery Communications Inc. Class A	20,720	723
Dun & Bradstreet Corp.	5,170	656
* Urban Outfitters Inc.	14,639	473
* AutoNation Inc.	4,730	281
		152,636
Financials (27.1%)
Wells Fargo & Co.	738,038	40,208
JPMorgan Chase & Co.	531,813	31,994
Bank of America Corp.	1,494,079	25,459
Citigroup Inc.	430,262	23,221
Visa Inc. Class A	70,601	18,229
MasterCard Inc. Class A	141,810	12,379
American Express Co.	128,787	11,903
US Bancorp	254,799	11,262
American International Group Inc.	201,760	11,056
MetLife Inc.	128,439	7,143
Morgan Stanley	198,590	6,986
PNC Financial Services Group Inc.	76,464	6,688
Bank of New York Mellon Corp.	160,529	6,426
Capital One Financial Corp.	71,485	5,948
American Tower Corporation	56,119	5,893
Prudential Financial Inc.	64,832	5,509
ACE Ltd.	47,415	5,421
Travelers Cos. Inc.	47,942	5,008
State Street Corp.	59,847	4,592
Charles Schwab Corp.	156,043	4,419
Marsh & McLennan Cos. Inc.	76,821	4,347
Discover Financial Services	65,189	4,273
Allstate Corp.	61,420	4,186
Public Storage	20,511	3,849
CME Group Inc.	45,213	3,827
BB&T Corp.	101,610	3,820
Aon plc	41,156	3,807
Aflac Inc.	61,600	3,679
Intercontinental Exchange Inc.	16,198	3,661
McGraw Hill Financial Inc.	38,241	3,574
Equity Residential	50,331	3,565
Chubb Corp.	33,960	3,500
Ameriprise Financial Inc.	26,456	3,486
Franklin Resources Inc.	57,680	3,280
Health Care REIT Inc.	43,376	3,195
Moody's Corp.	29,942	3,024
AvalonBay Communities Inc.	18,560	2,984
T. Rowe Price Group Inc.	35,710	2,981
Prologis Inc.	70,475	2,980
Ventas Inc.	41,567	2,974
SunTrust Banks Inc.	74,981	2,946
HCP Inc.	64,678	2,898
Boston Properties Inc.	21,427	2,778
Weyerhaeuser Co.	74,098	2,616
Hartford Financial Services Group Inc.	63,106	2,606
Host Hotels & Resorts Inc.	106,780	2,482
Fifth Third Bancorp	118,004	2,374
Northern Trust Corp.	33,549	2,272
Principal Financial Group Inc.	41,640	2,218
Progressive Corp.	77,539	2,112
Lincoln National Corp.	36,837	2,086

M&T Bank Corp.	16,362	2,062
Regions Financial Corp.	194,399	1,958
General Growth Properties Inc.	71,029	1,901
Loews Corp.	42,575	1,773
KeyCorp	123,873	1,672
Macerich Co.	19,787	1,565
Annaly Capital Management Inc.	133,611	1,539
Kimco Realty Corp.	57,863	1,473
Realty Income Corp.	31,187	1,449
Western Union Co.	74,583	1,386
Equifax Inc.	17,123	1,362
Digital Realty Trust Inc.	19,058	1,339
XL Group plc Class A	37,564	1,334
* CBRE Group Inc. Class A	39,474	1,332
CIT Group Inc.	26,250	1,281
* Markel Corp.	1,820	1,268
Navient Corp.	59,005	1,237
Unum Group	35,803	1,189
Comerica Inc.	25,449	1,186
Huntington Bancshares Inc.	115,335	1,166
American Capital Agency Corp.	50,074	1,155
Arthur J Gallagher & Co.	22,462	1,077
Willis Group Holdings plc	24,984	1,067
* Alleghany Corp.	2,317	1,058
TD Ameritrade Holding Corp.	30,259	1,047
Plum Creek Timber Co. Inc.	24,871	1,037
Cincinnati Financial Corp.	20,011	1,020
Iron Mountain Inc.	25,903	985
Torchmark Corp.	17,519	942
Duke Realty Corp.	48,020	934
Legg Mason Inc.	14,792	839
PartnerRe Ltd.	7,033	819
Zions Bancorporation	28,590	802
Regency Centers Corp.	12,843	790
WR Berkley Corp.	14,614	763
Liberty Property Trust	20,674	731
Axis Capital Holdings Ltd.	13,889	695
* Liberty Ventures Class A	18,918	693
Assurant Inc.	10,144	686
People's United Financial Inc.	43,942	649
* Genworth Financial Inc. Class A	69,026	627
SLM Corp.	59,105	572
Weingarten Realty Investors	15,567	567
Commerce Bancshares Inc.	12,924	553
RenaissanceRe Holdings Ltd.	5,429	532
Rayonier Inc.	17,814	486
* Liberty TripAdvisor Holdings Inc. Class A	9,818	257
		398,979
Health Care (22.5%)
Johnson & Johnson	388,271	42,030
Pfizer Inc.	890,712	27,746
Merck & Co. Inc.	403,060	24,345
Amgen Inc.	106,922	17,675
AbbVie Inc.	225,634	15,614
Bristol-Myers Squibb Co.	233,394	13,782
UnitedHealth Group Inc.	137,380	13,550
* Celgene Corp.	113,270	12,878

* Biogen Idec Inc.	33,416	10,282
Medtronic Inc.	138,497	10,231
* Actavis plc	37,153	10,054
Eli Lilly & Co.	140,668	9,582
Abbott Laboratories	212,374	9,453
Allergan Inc.	43,494	9,303
* Express Scripts Holding Co.	105,383	8,763
Thermo Fisher Scientific Inc.	56,210	7,267
Covidien plc	64,052	6,469
Baxter International Inc.	76,614	5,593
* Alexion Pharmaceuticals Inc.	28,020	5,461
WellPoint Inc.	38,731	4,954
* Regeneron Pharmaceuticals Inc.	11,073	4,608
Aetna Inc.	50,486	4,404
* Vertex Pharmaceuticals Inc.	33,354	3,932
Cigna Corp.	37,243	3,832
Becton Dickinson and Co.	27,076	3,799
Stryker Corp.	39,965	3,713
* HCA Holdings Inc.	46,818	3,263
* Mylan Inc.	52,454	3,074
Humana Inc.	21,729	2,998
Perrigo Co. plc	17,585	2,817
St. Jude Medical Inc.	40,168	2,730
Zimmer Holdings Inc.	23,745	2,666
* Intuitive Surgical Inc.	5,071	2,626
* Boston Scientific Corp.	186,953	2,406
* DaVita HealthCare Partners Inc.	30,290	2,318
* Edwards Lifesciences Corp.	14,849	1,926
CR Bard Inc.	10,554	1,766
* CareFusion Corp.	28,630	1,694
* Henry Schein Inc.	11,946	1,639
* Hospira Inc.	23,659	1,411
Universal Health Services Inc. Class B	12,981	1,358
Quest Diagnostics Inc.	20,528	1,341
* Waters Corp.	11,286	1,308
* Varian Medical Systems Inc.	14,647	1,296
* Laboratory Corp. of America Holdings	12,032	1,259
DENTSPLY International Inc.	20,085	1,104
Patterson Cos. Inc.	11,830	570
* Halyard Health Inc.	6,662	261
		331,151
Industrials (6.5%)
Union Pacific Corp.	126,928	14,821
FedEx Corp.	37,774	6,731
Automatic Data Processing Inc.	68,079	5,830
CSX Corp.	142,455	5,198
Norfolk Southern Corp.	43,768	4,886
Illinois Tool Works Inc.	50,410	4,785
Deere & Co.	47,554	4,119
PACCAR Inc.	49,931	3,346
Waste Management Inc.	65,921	3,212
Sherwin-Williams Co.	11,339	2,776
* Fiserv Inc.	35,228	2,518
Ingersoll-Rand plc	38,223	2,410
Xerox Corp.	163,023	2,276
Rockwell Automation Inc.	19,474	2,248
WW Grainger Inc.	8,361	2,054

	Agilent Technologies Inc.	46,741	1,998
	Kansas City Southern	15,495	1,843
	Pentair plc	27,138	1,756
	CH Robinson Worldwide Inc.	21,061	1,553
	Expeditors International of Washington Inc.	27,563	1,291
	Vulcan Materials Co.	18,560	1,227
	Sealed Air Corp.	30,054	1,188
	JB Hunt Transport Services Inc.	13,083	1,080
	MeadWestvaco Corp.	23,537	1,054
	Robert Half International Inc.	18,416	1,046
*	Trimble Navigation Ltd.	36,755	1,034
	Cintas Corp.	13,939	1,020
	Fortune Brands Home & Security Inc.	22,362	1,005
	Xylem Inc.	25,796	989
*	Flextronics International Ltd.	82,704	917
	ADT Corp.	24,664	862
	Avnet Inc.	19,332	847
*	Keysight Technologies Inc.	23,420	824
*	Arrow Electronics Inc.	13,883	811
	Broadridge Financial Solutions Inc.	17,045	772
	Manpowergroup Inc.	11,197	749
	Allegion plc	13,608	733
	Ryder System Inc.	7,505	717
	MDU Resources Group Inc.	27,349	671
*	Owens-Illinois Inc.	23,122	593
	Bemis Co. Inc.	14,007	559
	Jabil Circuit Inc.	25,779	535
			94,884
Oil & Gas (3.1%)
	Occidental Petroleum Corp.	111,154	8,867
	Anadarko Petroleum Corp.	70,908	5,612
	Williams Cos. Inc.	105,661	5,468
^	Kinder Morgan Inc.	99,970	4,134
	Devon Energy Corp.	57,848	3,411
	Marathon Oil Corp.	95,509	2,762
	Noble Energy Inc.	51,015	2,509
	EQT Corp.	21,439	1,951
	Chesapeake Energy Corp.	94,071	1,906
*	Southwestern Energy Co.	49,504	1,593
*	FMC Technologies Inc.	33,234	1,588
	Range Resources Corp.	23,844	1,565
	Ensco plc Class A	32,838	1,110
	Noble Corp. plc	36,796	662
*	Newfield Exploration Co.	19,136	521
	QEP Resources Inc.	25,166	514
	Denbury Resources Inc.	49,157	406
*	WPX Energy Inc.	28,505	387
	Rowan Cos. plc Class A	17,617	384
*	Seventy Seven Energy Inc.	6,712	52
	Paragon Offshore plc	11,698	42
			45,444
Technology (14.9%)
	Intel Corp.	683,550	25,462
*	Google Inc. Class A	40,063	21,998
*	Google Inc. Class C	39,913	21,626
	Oracle Corp.	482,445	20,460

QUALCOMM Inc.	238,877	17,414
Hewlett-Packard Co.	264,570	10,334
EMC Corp.	289,433	8,784
Texas Instruments Inc.	150,951	8,215
* Micron Technology Inc.	151,344	5,441
* Adobe Systems Inc.	70,944	5,227
* salesforce.com inc	78,940	4,726
* Cognizant Technology Solutions Corp. Class A	85,188	4,599
Applied Materials Inc.	172,170	4,141
Corning Inc.	182,563	3,837
Intuit Inc.	37,246	3,496
Avago Technologies Ltd. Class A	35,535	3,319
SanDisk Corp.	31,895	3,300
Broadcom Corp. Class A	76,413	3,296
Western Digital Corp.	31,379	3,240
Seagate Technology plc	44,217	2,923
* NXP Semiconductor NV	35,169	2,736
* Cerner Corp.	41,601	2,679
Symantec Corp.	98,023	2,557
* Autodesk Inc.	32,160	1,994
Lam Research Corp.	23,037	1,904
Equinix Inc.	7,667	1,742
Xilinx Inc.	37,600	1,709
* Red Hat Inc.	26,738	1,662
Altera Corp.	43,555	1,639
KLA-Tencor Corp.	23,499	1,632
* Check Point Software Technologies Ltd.	20,474	1,583
* Akamai Technologies Inc.	24,098	1,557
NVIDIA Corp.	73,377	1,539
* Citrix Systems Inc.	23,061	1,529
CA Inc.	47,513	1,480
Juniper Networks Inc.	63,453	1,406
* F5 Networks Inc.	10,458	1,351
Maxim Integrated Products Inc.	40,300	1,192
* VeriSign Inc.	17,686	1,063
* Teradata Corp.	21,782	983
* Synopsys Inc.	21,738	943
* VMware Inc. Class A	10,503	924
CDK Global Inc.	22,526	858
DST Systems Inc.	4,988	495
		218,995
Telecommunications (0.2%)
Frontier Communications Corp.	141,512	997
Windstream Holdings Inc.	84,658	856
* Sprint Corp.	115,602	592
		2,445
Utilities (1.4%)
Spectra Energy Corp.	93,989	3,560
Consolidated Edison Inc.	41,094	2,595
Northeast Utilities	44,663	2,262
NiSource Inc.	44,433	1,859
Wisconsin Energy Corp.	32,170	1,589
ONEOK Inc.	29,301	1,587
CenterPoint Energy Inc.	60,501	1,449
American Water Works Co. Inc.	25,278	1,341
CMS Energy Corp.	38,983	1,290

Alliant Energy Corp.		15,481	973
Pepco Holdings Inc.		35,305	971
TECO Energy Inc.		32,981	654
Questar Corp.		24,661	592
			20,722
Total Common Stocks (Cost $1,072,922)			1,469,491
	Coupon
Temporary Cash Investment (0.5%)
Money Market Fund (0.5%)
[1,2] Vanguard Market Liquidity Fund (Cost $7,702)	0.116%	7,701,661	7,702

Total Investments (100.5%) (Cost $1,080,624)			1,477,193
Other Assets and Liabilities-Net (-0.5%)[2]			(7,945)
Net Assets (100%)			1,469,248

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,473,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,696,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $1,080,624,000. Net unrealized appreciation of investment securities for tax purposes was $396,569,000, consisting of unrealized gains of $422,729,000 on securities that had risen in value since their purchase and $26,160,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Vanguard Mega Cap Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.9%) 1
Basic Materials (2.3%)
EI du Pont de Nemours & Co.	72,821	5,199
Dow Chemical Co.	94,998	4,624
Praxair Inc.	23,183	2,976
LyondellBasell Industries NV Class A	32,707	2,579
PPG Industries Inc.	10,995	2,406
Ecolab Inc.	21,521	2,345
Freeport-McMoRan Inc.	82,939	2,227
Air Products & Chemicals Inc.	15,189	2,185
International Paper Co.	34,138	1,837
Nucor Corp.	25,479	1,366
Mosaic Co.	25,822	1,182
Newmont Mining Corp.	39,821	733
		29,659
Consumer Goods (9.6%)
Procter & Gamble Co.	215,527	19,490
Coca-Cola Co.	314,210	14,086
PepsiCo Inc.	119,923	12,004
Philip Morris International Inc.	124,345	10,809
Altria Group Inc.	157,814	7,932
NIKE Inc. Class B	54,946	5,456
Colgate-Palmolive Co.	72,619	5,054
Mondelez International Inc. Class A	127,772	5,009
Monsanto Co.	41,693	4,999
Ford Motor Co.	303,764	4,778
Kimberly-Clark Corp.	29,570	3,448
General Motors Co.	102,469	3,426
Kraft Foods Group Inc.	47,452	2,855
Archer-Daniels-Midland Co.	51,539	2,715
Johnson Controls Inc.	53,122	2,656
General Mills Inc.	48,715	2,570
VF Corp.	27,525	2,069
Lorillard Inc.	28,781	1,817
Mead Johnson Nutrition Co.	16,181	1,680
Reynolds American Inc.	25,467	1,678
* Tesla Motors Inc.	6,465	1,581
Estee Lauder Cos. Inc. Class A	18,687	1,385
Kellogg Co.	19,820	1,313
* Michael Kors Holdings Ltd.	15,602	1,197
Stanley Black & Decker Inc.	12,525	1,183
Hershey Co.	11,410	1,144
Activision Blizzard Inc.	40,130	869
Brown-Forman Corp. Class B	8,313	807
Campbell Soup Co.	16,360	741
		124,751
Consumer Services (13.2%)
Walt Disney Co.	122,917	11,371
Wal-Mart Stores Inc.	128,266	11,228
Home Depot Inc.	107,051	10,641

* Amazon.com Inc.	29,424	9,964
Comcast Corp. Class A	167,874	9,575
CVS Health Corp.	92,188	8,422
McDonald's Corp.	78,104	7,561
Time Warner Inc.	64,560	5,495
Lowe's Cos. Inc.	79,393	5,068
Costco Wholesale Corp.	34,879	4,957
* eBay Inc.	89,097	4,890
* Priceline Group Inc.	4,183	4,853
Twenty-First Century Fox Inc. Class A	131,509	4,839
Walgreen Co.	68,673	4,712
Starbucks Corp.	56,804	4,613
McKesson Corp.	18,478	3,894
Target Corp.	50,410	3,730
* DIRECTV	40,093	3,517
TJX Cos. Inc.	53,108	3,514
Time Warner Cable Inc.	22,231	3,319
Delta Air Lines Inc.	67,282	3,140
American Airlines Group Inc.	57,447	2,788
Yum! Brands Inc.	35,089	2,711
Viacom Inc. Class B	30,488	2,306
Kroger Co.	37,130	2,222
Cardinal Health Inc.	26,904	2,211
Comcast Corp.	37,325	2,120
CBS Corp. Class B	37,840	2,077
Las Vegas Sands Corp.	32,196	2,051
Sysco Corp.	46,832	1,885
Macy's Inc.	28,768	1,867
* Netflix Inc.	4,553	1,578
Carnival Corp.	35,458	1,566
Omnicom Group Inc.	20,109	1,554
* AutoZone Inc.	2,601	1,503
Whole Foods Market Inc.	28,865	1,415
* DISH Network Corp. Class A	16,926	1,344
Starwood Hotels & Resorts Worldwide Inc.	15,236	1,204
Wynn Resorts Ltd.	6,453	1,153
Southwest Airlines Co.	26,940	1,127
* Bed Bath & Beyond Inc.	15,334	1,125
Kohl's Corp.	14,955	892
* Dollar General Corp.	12,190	814
Gap Inc.	19,370	767
* Sirius XM Holdings Inc.	203,592	739
* Hilton Worldwide Holdings Inc.	27,502	721
* Liberty Media Corp.	16,465	601
* Liberty Interactive Corp. Class A	17,434	508
Twenty-First Century Fox Inc.	14,166	501
* Liberty Media Corp. Class A	7,186	264
		170,917
Financials (17.9%)
Wells Fargo & Co.	415,583	22,641
* Berkshire Hathaway Inc. Class B	144,783	21,528
JPMorgan Chase & Co.	299,345	18,009
Bank of America Corp.	837,148	14,265
Citigroup Inc.	229,199	12,370
Visa Inc. Class A	39,386	10,169
American Express Co.	83,303	7,699
MasterCard Inc. Class A	79,767	6,963

US Bancorp	143,381	6,337
Goldman Sachs Group Inc.	33,246	6,264
American International Group Inc.	113,562	6,223
Simon Property Group Inc.	24,669	4,460
Morgan Stanley	117,485	4,133
MetLife Inc.	71,545	3,979
PNC Financial Services Group Inc.	43,006	3,762
Capital One Financial Corp.	44,633	3,713
Bank of New York Mellon Corp.	90,282	3,614
American Tower Corporation	31,639	3,322
Prudential Financial Inc.	36,412	3,094
BlackRock Inc.	8,612	3,092
ACE Ltd.	25,292	2,892
Travelers Cos. Inc.	26,918	2,812
Charles Schwab Corp.	88,356	2,502
Marsh & McLennan Cos. Inc.	43,492	2,461
State Street Corp.	31,972	2,453
Discover Financial Services	36,931	2,421
Allstate Corp.	34,571	2,356
Crown Castle International Corp.	26,523	2,204
Public Storage	11,667	2,189
CME Group Inc.	25,492	2,158
BB&T Corp.	57,397	2,158
Aon plc	23,174	2,143
Aflac Inc.	34,356	2,052
Equity Residential	28,898	2,047
Intercontinental Exchange Inc.	9,051	2,045
McGraw Hill Financial Inc.	21,618	2,020
Chubb Corp.	19,184	1,977
Ameriprise Financial Inc.	14,886	1,961
Franklin Resources Inc.	32,428	1,844
Ventas Inc.	23,510	1,682
Prologis Inc.	39,773	1,682
SunTrust Banks Inc.	42,437	1,667
T. Rowe Price Group Inc.	19,959	1,666
HCP Inc.	36,612	1,640
Boston Properties Inc.	12,096	1,568
Vornado Realty Trust	13,541	1,511
Weyerhaeuser Co.	42,102	1,487
Host Hotels & Resorts Inc.	60,337	1,402
Invesco Ltd.	34,428	1,389
Fifth Third Bancorp	66,602	1,340
General Growth Properties Inc.	45,818	1,226
Northern Trust Corp.	17,593	1,192
Progressive Corp.	42,542	1,159
Loews Corp.	24,345	1,014
TD Ameritrade Holding Corp.	19,727	683
* Synchrony Financial	9,568	278
* Berkshire Hathaway Inc. Class A	1	223
		231,141
Health Care (14.4%)
Johnson & Johnson	224,510	24,303
Pfizer Inc.	504,714	15,722
Merck & Co. Inc.	229,625	13,869
* Gilead Sciences Inc.	120,298	12,068
Amgen Inc.	60,405	9,986
AbbVie Inc.	120,394	8,331

Bristol-Myers Squibb Co.	131,941	7,791
UnitedHealth Group Inc.	77,312	7,625
* Celgene Corp.	63,633	7,234
Medtronic Inc.	79,279	5,856
* Biogen Idec Inc.	18,799	5,784
* Actavis plc	21,034	5,692
Eli Lilly & Co.	80,047	5,453
Abbott Laboratories	119,947	5,339
Allergan Inc.	24,484	5,237
* Express Scripts Holding Co.	59,320	4,932
Thermo Fisher Scientific Inc.	31,731	4,103
Covidien plc	34,124	3,447
Baxter International Inc.	43,273	3,159
* Alexion Pharmaceuticals Inc.	15,786	3,077
WellPoint Inc.	21,742	2,781
* Regeneron Pharmaceuticals Inc.	5,934	2,469
Aetna Inc.	28,170	2,458
Stryker Corp.	24,188	2,247
Cigna Corp.	21,069	2,168
Becton Dickinson and Co.	15,343	2,153
* Illumina Inc.	11,088	2,117
* HCA Holdings Inc.	25,948	1,808
Zoetis Inc.	39,980	1,796
Humana Inc.	12,341	1,703
St. Jude Medical Inc.	22,794	1,549
Zimmer Holdings Inc.	13,311	1,495
* Intuitive Surgical Inc.	2,868	1,485
Perrigo Co. plc	5,104	818
		186,055
Industrials (10.6%)
General Electric Co.	798,761	21,159
Union Pacific Corp.	71,420	8,340
3M Co.	51,521	8,248
United Technologies Corp.	69,166	7,614
Boeing Co.	51,558	6,927
United Parcel Service Inc. Class B	56,194	6,177
Honeywell International Inc.	59,136	5,859
Caterpillar Inc.	49,916	5,022
Accenture plc Class A	50,207	4,334
Lockheed Martin Corp.	21,473	4,113
Danaher Corp.	47,545	3,973
FedEx Corp.	21,442	3,821
Emerson Electric Co.	55,545	3,541
General Dynamics Corp.	22,619	3,288
Automatic Data Processing Inc.	38,363	3,285
CSX Corp.	79,796	2,912
Norfolk Southern Corp.	24,543	2,740
Precision Castparts Corp.	11,449	2,724
Illinois Tool Works Inc.	27,994	2,657
Raytheon Co.	24,650	2,630
Eaton Corp. plc	38,092	2,584
Deere & Co.	29,064	2,518
Northrop Grumman Corp.	14,953	2,107
TE Connectivity Ltd.	32,696	2,099
Cummins Inc.	13,983	2,036
* LinkedIn Corp. Class A	8,521	1,928
PACCAR Inc.	28,298	1,897

	Waste Management Inc.	35,406	1,725
*	Tyco International plc	35,383	1,518
	Parker-Hannifin Corp.	11,729	1,513
	Ingersoll-Rand plc	21,322	1,345
	Rockwell Automation Inc.	11,029	1,273
	Paychex Inc.	26,101	1,237
	Agilent Technologies Inc.	26,642	1,139
	Dover Corp.	13,383	1,030
	Republic Services Inc. Class A	19,871	787
	Xerox Corp.	43,703	610
	Fluor Corp.	6,167	382
			137,092
Oil & Gas (8.6%)
	Exxon Mobil Corp.	339,457	30,734
	Chevron Corp.	151,148	16,456
	Schlumberger Ltd.	103,179	8,868
	ConocoPhillips	97,811	6,462
	Occidental Petroleum Corp.	62,187	4,961
^	Kinder Morgan Inc.	117,241	4,848
	EOG Resources Inc.	43,684	3,788
	Phillips 66	44,468	3,247
	Anadarko Petroleum Corp.	40,247	3,186
	Williams Cos. Inc.	53,732	2,781
	Halliburton Co.	64,532	2,723
	National Oilwell Varco Inc.	34,346	2,303
	Valero Energy Corp.	42,180	2,050
	Marathon Petroleum Corp.	22,667	2,042
	Baker Hughes Inc.	34,787	1,983
	Apache Corp.	30,403	1,949
	Devon Energy Corp.	31,090	1,833
	Pioneer Natural Resources Co.	11,444	1,639
	Hess Corp.	22,110	1,612
	Marathon Oil Corp.	53,848	1,557
	Noble Energy Inc.	28,891	1,421
	Chesapeake Energy Corp.	47,028	953
*	Southwestern Energy Co.	28,222	908
*	FMC Technologies Inc.	18,732	895
*	Cameron International Corp.	16,226	832
	Ensco plc Class A	18,769	634
*	Weatherford International plc	26,687	350
*	Continental Resources Inc.	7,143	293
			111,308
Technology (17.9%)
	Apple Inc.	476,959	56,725
	Microsoft Corp.	590,290	28,222
	Intel Corp.	394,148	14,682
	International Business Machines Corp.	79,342	12,867
*	Facebook Inc. Class A	160,371	12,461
*	Google Inc. Class C	22,881	12,398
*	Google Inc. Class A	22,556	12,385
	Oracle Corp.	265,940	11,279
	Cisco Systems Inc.	407,795	11,271
	QUALCOMM Inc.	133,419	9,726
	Hewlett-Packard Co.	149,252	5,830
	EMC Corp.	161,858	4,912
	Texas Instruments Inc.	85,159	4,634

* Yahoo! Inc.	71,437	3,696
* Micron Technology Inc.	85,402	3,070
* salesforce.com inc	46,924	2,809
* Adobe Systems Inc.	37,734	2,780
* Cognizant Technology Solutions Corp. Class A	48,492	2,618
Applied Materials Inc.	97,132	2,336
Corning Inc.	103,009	2,165
Intuit Inc.	21,393	2,008
Broadcom Corp. Class A	43,167	1,862
* Twitter Inc.	36,839	1,538
Symantec Corp.	55,169	1,439
Analog Devices Inc.	25,074	1,370
Motorola Solutions Inc.	18,087	1,189
NetApp Inc.	26,004	1,107
SanDisk Corp.	9,017	933
Western Digital Corp.	8,915	921
CA Inc.	24,920	776
* VMware Inc. Class A	6,749	594
* Citrix Systems Inc.	6,414	425
		231,028
Telecommunications (2.6%)
Verizon Communications Inc.	329,959	16,693
AT&T Inc.	412,788	14,604
CenturyLink Inc.	45,558	1,857
* T-Mobile US Inc.	22,566	659
* Sprint Corp.	59,401	304
		34,117
Utilities (2.8%)
Duke Energy Corp.	56,255	4,551
NextEra Energy Inc.	34,655	3,618
Southern Co.	71,522	3,392
Dominion Resources Inc.	46,492	3,373
Exelon Corp.	68,582	2,480
American Electric Power Co. Inc.	39,042	2,247
Sempra Energy	18,676	2,087
Spectra Energy Corp.	53,575	2,029
PG&E Corp.	37,610	1,899
PPL Corp.	53,071	1,886
Public Service Enterprise Group Inc.	40,397	1,688
Edison International	26,045	1,655
Consolidated Edison Inc.	23,446	1,481
Xcel Energy Inc.	40,295	1,368
FirstEnergy Corp.	33,553	1,237
Entergy Corp.	14,338	1,203
		36,194
Total Common Stocks (Cost $902,410)		1,292,262

	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2,3 Vanguard Market Liquidity Fund (Cost $2,814)	0.116%		2,813,859	2,814

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.050%	12/10/14	100	100
Total Temporary Cash Investments (Cost $2,914)				2,914
Total Investments (100.1%) (Cost $905,324)				1,295,176
Other Assets and Liabilities-Net (-0.1%)[3]				(1,075)
Net Assets (100%)				1,294,101

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,068,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,200,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

Vanguard Mega Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,292,262	—	—
Temporary Cash Investments	2,814	100	—
Futures Contracts—Liabilities1	(7)	—	—
Total	1,295,069	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)	Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
E-mini S&P 500 Index	December 2014	24	2,480	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $905,324,000. Net unrealized appreciation of investment securities for tax purposes was $389,852,000, consisting of unrealized gains of $396,666,000 on securities that had risen in value since their purchase and $6,814,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.6%)
	Praxair Inc.	71,434	9,171
	PPG Industries Inc.	33,725	7,380
	Ecolab Inc.	65,824	7,171
	Nucor Corp.	77,832	4,174
			27,896
Consumer Goods (9.4%)
	Coca-Cola Co.	964,341	43,231
	Philip Morris International Inc.	381,616	33,174
	NIKE Inc. Class B	168,745	16,755
	Colgate-Palmolive Co.	223,069	15,523
	Monsanto Co.	128,150	15,367
	VF Corp.	84,330	6,339
	Lorillard Inc.	87,906	5,550
	Mead Johnson Nutrition Co.	49,460	5,136
*	Tesla Motors Inc.	19,775	4,835
	Estee Lauder Cos. Inc. Class A	57,183	4,240
*	Michael Kors Holdings Ltd.	47,767	3,664
	Stanley Black & Decker Inc.	38,239	3,611
	Hershey Co.	35,481	3,558
	Brown-Forman Corp. Class B	25,249	2,451
			163,434
Consumer Services (20.1%)
	Walt Disney Co.	377,373	34,911
	Comcast Corp. Class A	582,372	33,219
	Home Depot Inc.	328,787	32,681
*	Amazon.com Inc.	90,300	30,579
	McDonald's Corp.	239,862	23,221
	Costco Wholesale Corp.	107,021	15,210
*	eBay Inc.	272,857	14,974
*	Priceline Group Inc.	12,808	14,860
	Starbucks Corp.	174,306	14,155
	Twenty-First Century Fox Inc. Class A	355,397	13,079
*	DIRECTV	122,624	10,755
	TJX Cos. Inc.	162,446	10,747
	Time Warner Cable Inc.	68,167	10,176
	American Airlines Group Inc.	175,854	8,534
	Yum! Brands Inc.	107,378	8,295
	Lowe's Cos. Inc.	121,925	7,783
	Viacom Inc. Class B	93,302	7,057
	CBS Corp. Class B	115,684	6,349
	Las Vegas Sands Corp.	98,501	6,274
*	Netflix Inc.	13,945	4,833
*	AutoZone Inc.	7,969	4,604
	Whole Foods Market Inc.	88,306	4,330
*	DISH Network Corp. Class A	51,546	4,093
	Starwood Hotels & Resorts Worldwide Inc.	46,694	3,689
	Wynn Resorts Ltd.	19,815	3,539
	Southwest Airlines Co.	83,989	3,512

* Bed Bath & Beyond Inc.	46,971	3,446
Twenty-First Century Fox Inc.	91,820	3,247
Comcast Corp.	47,634	2,706
* Dollar General Corp.	37,187	2,482
Gap Inc.	59,326	2,349
* Sirius XM Holdings Inc.	625,851	2,272
* Hilton Worldwide Holdings Inc.	84,220	2,208
* Liberty Interactive Corp. Class A	55,232	1,610
Viacom Inc. Class A	216	16
CBS Corp. Class A	141	8
		351,803
Financials (12.5%)
Visa Inc. Class A	120,881	31,210
American Express Co.	255,624	23,625
MasterCard Inc. Class A	244,443	21,337
Simon Property Group Inc.	75,918	13,726
American Tower Corporation	96,747	10,159
BlackRock Inc.	26,352	9,462
Charles Schwab Corp.	270,633	7,664
Marsh & McLennan Cos. Inc.	132,904	7,521
Crown Castle International Corp.	81,656	6,785
Public Storage	35,769	6,711
Aon plc	71,058	6,572
Intercontinental Exchange Inc.	27,749	6,271
Equity Residential	88,320	6,257
McGraw Hill Financial Inc.	66,130	6,181
Franklin Resources Inc.	99,495	5,657
Prologis Inc.	122,069	5,161
Ventas Inc.	72,034	5,154
T. Rowe Price Group Inc.	61,010	5,093
HCP Inc.	112,004	5,018
Boston Properties Inc.	37,422	4,851
Vornado Realty Trust	41,227	4,599
Weyerhaeuser Co.	129,113	4,559
Host Hotels & Resorts Inc.	185,134	4,303
Invesco Ltd.	105,364	4,253
General Growth Properties Inc.	140,642	3,764
TD Ameritrade Holding Corp.	60,373	2,090
		217,983
Health Care (13.6%)
* Gilead Sciences Inc.	369,303	37,048
Amgen Inc.	185,556	30,674
AbbVie Inc.	369,573	25,574
* Celgene Corp.	195,279	22,201
* Biogen Idec Inc.	57,693	17,752
* Actavis plc	64,561	17,471
Allergan Inc.	75,149	16,074
* Express Scripts Holding Co.	182,098	15,141
Thermo Fisher Scientific Inc.	97,494	12,605
* Alexion Pharmaceuticals Inc.	48,230	9,400
* Regeneron Pharmaceuticals Inc.	18,177	7,564
Stryker Corp.	74,102	6,885
* Illumina Inc.	34,112	6,512
Zoetis Inc.	122,595	5,508
* Intuitive Surgical Inc.	8,791	4,552

	Perrigo Co. plc	15,546	2,490
			237,451
Industrials (10.1%)
	Union Pacific Corp.	219,203	25,596
	3M Co.	158,266	25,337
	Boeing Co.	158,422	21,286
	United Parcel Service Inc. Class B	172,534	18,965
	Accenture plc Class A	154,203	13,312
	Danaher Corp.	145,445	12,153
	United Technologies Corp.	106,067	11,676
	Automatic Data Processing Inc.	117,401	10,054
	Precision Castparts Corp.	35,050	8,338
	Cummins Inc.	42,713	6,220
*	LinkedIn Corp. Class A	26,124	5,911
	PACCAR Inc.	86,725	5,812
	Rockwell Automation Inc.	33,753	3,896
	Paychex Inc.	79,886	3,788
	Agilent Technologies Inc.	81,483	3,483
			175,827
Oil & Gas (6.3%)
	Schlumberger Ltd.	316,742	27,224
^	Kinder Morgan Inc.	392,012	16,210
	EOG Resources Inc.	133,668	11,592
	Anadarko Petroleum Corp.	123,573	9,781
	Williams Cos. Inc.	164,529	8,514
	Halliburton Co.	197,391	8,330
	National Oilwell Varco Inc.	105,218	7,054
	Pioneer Natural Resources Co.	35,022	5,016
	Noble Energy Inc.	88,361	4,345
*	Southwestern Energy Co.	86,538	2,785
*	FMC Technologies Inc.	57,422	2,743
*	Cameron International Corp.	49,667	2,547
	Ensco plc Class A	57,514	1,944
*	Weatherford International plc	84,753	1,110
*	Continental Resources Inc.	22,873	937
			110,132
Technology (26.3%)
	Apple Inc.	1,462,915	173,984
*	Facebook Inc. Class A	492,285	38,251
*	Google Inc. Class C	70,236	38,056
*	Google Inc. Class A	69,224	38,009
	Oracle Corp.	816,232	34,616
	QUALCOMM Inc.	409,451	29,849
	EMC Corp.	495,593	15,041
	Texas Instruments Inc.	260,738	14,189
*	Yahoo! Inc.	218,664	11,314
*	Micron Technology Inc.	261,503	9,401
*	salesforce.com inc	143,671	8,602
*	Adobe Systems Inc.	115,590	8,517
*	Cognizant Technology Solutions Corp. Class A	148,473	8,016
	Applied Materials Inc.	297,763	7,161
	Intuit Inc.	65,960	6,192
*	Twitter Inc.	112,993	4,716
	Analog Devices Inc.	76,914	4,203
	NetApp Inc.	79,529	3,384
	SanDisk Corp.	27,432	2,838

* VMware Inc. Class A			20,667	1,818
* Citrix Systems Inc.			20,090	1,332
				459,489
Total Common Stocks (Cost $1,238,116)				1,744,015

	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.116%		6,182,817	6,183

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.100%	2/4/15	200	200
Total Temporary Cash Investments (Cost $6,383)				6,383
Total Investments (100.3%) (Cost $1,244,499)				1,750,398
Other Assets and Liabilities-Net (-0.3%)[3]				(5,531)
Net Assets (100%)				1,744,867

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,996,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $6,380,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mega Cap Growth Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,744,015	—	—
Temporary Cash Investments	6,183	200	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	1,750,195	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	December 2014	9	930	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $1,244,499,000. Net unrealized appreciation of investment securities for tax purposes was $505,899,000, consisting of

Mega Cap Growth Index Fund

unrealized gains of $512,126,000 on securities that had risen in value since their purchase and $6,227,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Value Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)1
Basic Materials (2.8%)
EI du Pont de Nemours & Co.	116,089	8,289
Dow Chemical Co.	151,552	7,376
LyondellBasell Industries NV Class A	52,094	4,108
Freeport-McMoRan Inc.	131,930	3,542
Air Products & Chemicals Inc.	24,287	3,493
International Paper Co.	54,109	2,912
Mosaic Co.	40,980	1,876
Newmont Mining Corp.	63,245	1,164
		32,760
Consumer Goods (9.9%)
Procter & Gamble Co.	343,567	31,069
PepsiCo Inc.	191,264	19,146
Altria Group Inc.	251,818	12,656
Mondelez International Inc. Class A	203,164	7,964
Ford Motor Co.	483,379	7,604
Kimberly-Clark Corp.	47,313	5,516
General Motors Co.	162,852	5,444
Kraft Foods Group Inc.	75,364	4,535
Archer-Daniels-Midland Co.	81,916	4,315
Johnson Controls Inc.	84,599	4,230
General Mills Inc.	77,416	4,084
Reynolds American Inc.	40,541	2,672
Kellogg Co.	31,930	2,115
Activision Blizzard Inc.	63,736	1,380
Campbell Soup Co.	25,950	1,175
		113,905
Consumer Services (7.8%)
Wal-Mart Stores Inc.	204,583	17,909
CVS Health Corp.	146,919	13,423
Time Warner Inc.	102,986	8,766
Walgreen Co.	109,138	7,488
McKesson Corp.	29,354	6,187
Target Corp.	80,376	5,948
Delta Air Lines Inc.	106,995	4,993
Lowe's Cos. Inc.	63,310	4,041
Kroger Co.	58,859	3,522
Cardinal Health Inc.	42,670	3,507
Sysco Corp.	74,299	2,991
Macy's Inc.	45,636	2,962
Carnival Corp.	56,322	2,487
Omnicom Group Inc.	31,839	2,460
Kohl's Corp.	23,743	1,416
* Liberty Media Corp.	25,964	949
* Liberty Media Corp. Class A	11,887	437
		89,486
Financials (22.1%)
Wells Fargo & Co.	662,455	36,091
* Berkshire Hathaway Inc. Class B	231,721	34,455

JPMorgan Chase & Co.	477,339	28,717
Bank of America Corp.	1,333,964	22,731
Citigroup Inc.	365,369	19,719
US Bancorp	228,772	10,112
Goldman Sachs Group Inc.	53,169	10,018
American International Group Inc.	181,063	9,922
Morgan Stanley	186,945	6,577
MetLife Inc.	114,176	6,349
PNC Financial Services Group Inc.	68,590	6,000
Capital One Financial Corp.	71,215	5,925
Bank of New York Mellon Corp.	143,575	5,747
Prudential Financial Inc.	58,180	4,944
ACE Ltd.	40,439	4,624
Travelers Cos. Inc.	43,044	4,496
State Street Corp.	51,010	3,914
Discover Financial Services	58,586	3,840
Allstate Corp.	55,044	3,751
BB&T Corp.	91,404	3,436
CME Group Inc.	40,456	3,424
Aflac Inc.	54,521	3,256
Chubb Corp.	30,592	3,152
Ameriprise Financial Inc.	23,782	3,134
SunTrust Banks Inc.	67,258	2,643
Fifth Third Bancorp	105,640	2,125
Northern Trust Corp.	28,437	1,926
Progressive Corp.	67,518	1,839
Loews Corp.	38,600	1,607
* Synchrony Financial	15,763	457
* Berkshire Hathaway Inc. Class A	1	223
		255,154
Health Care (15.0%)
Johnson & Johnson	357,878	38,740
Pfizer Inc.	804,408	25,057
Merck & Co. Inc.	366,095	22,112
Bristol-Myers Squibb Co.	210,423	12,426
UnitedHealth Group Inc.	123,366	12,168
Medtronic Inc.	126,410	9,338
Eli Lilly & Co.	127,684	8,698
Abbott Laboratories	190,907	8,497
Covidien plc	54,500	5,505
Baxter International Inc.	68,726	5,017
WellPoint Inc.	34,748	4,445
Aetna Inc.	45,092	3,934
Cigna Corp.	33,462	3,443
Becton Dickinson and Co.	24,349	3,417
* HCA Holdings Inc.	41,231	2,873
Humana Inc.	19,590	2,703
St. Jude Medical Inc.	36,040	2,449
Zimmer Holdings Inc.	21,421	2,405
		173,227
Industrials (11.0%)
General Electric Co.	1,273,296	33,730
Honeywell International Inc.	94,307	9,343
Caterpillar Inc.	79,628	8,011
Lockheed Martin Corp.	34,261	6,563
FedEx Corp.	34,260	6,104

	United Technologies Corp.	55,086	6,064
	Emerson Electric Co.	88,526	5,643
	General Dynamics Corp.	36,021	5,236
	CSX Corp.	126,814	4,627
	Norfolk Southern Corp.	39,253	4,382
	Illinois Tool Works Inc.	44,579	4,232
	Raytheon Co.	39,360	4,200
	Eaton Corp. plc	60,547	4,107
	Deere & Co.	46,273	4,008
	Northrop Grumman Corp.	23,794	3,353
	TE Connectivity Ltd.	51,838	3,328
	Waste Management Inc.	56,372	2,747
	Parker-Hannifin Corp.	18,839	2,431
*	Tyco International plc	56,199	2,411
	Ingersoll-Rand plc	33,947	2,141
	Dover Corp.	21,097	1,624
	Republic Services Inc. Class A	31,677	1,255
	Xerox Corp.	69,621	972
	Fluor Corp.	10,022	621
			127,133
Oil & Gas (10.5%)
	Exxon Mobil Corp.	541,248	49,005
	Chevron Corp.	240,965	26,234
	ConocoPhillips	155,923	10,302
	Occidental Petroleum Corp.	98,871	7,887
	Phillips 66	70,908	5,178
	Valero Energy Corp.	67,108	3,262
	Marathon Petroleum Corp.	35,898	3,234
	Baker Hughes Inc.	55,091	3,140
	Apache Corp.	48,622	3,116
	Devon Energy Corp.	49,264	2,905
	Hess Corp.	35,150	2,563
	Marathon Oil Corp.	85,756	2,480
	Chesapeake Energy Corp.	76,017	1,540
			120,846
Technology (11.2%)
	Microsoft Corp.	941,064	44,992
	Intel Corp.	628,084	23,396
	International Business Machines Corp.	126,605	20,532
	Cisco Systems Inc.	649,864	17,962
	Hewlett-Packard Co.	237,275	9,268
	Corning Inc.	163,864	3,445
	Broadcom Corp. Class A	68,519	2,955
	Symantec Corp.	87,440	2,281
	Motorola Solutions Inc.	28,645	1,883
	Western Digital Corp.	14,173	1,464
	CA Inc.	39,457	1,229
			129,407
Telecommunications (4.7%)
	Verizon Communications Inc.	525,904	26,605
	AT&T Inc.	657,899	23,276
	CenturyLink Inc.	72,223	2,945
*	T-Mobile US Inc.	35,627	1,040
*	Sprint Corp.	100,567	515
			54,381

Utilities (5.0%)
Duke Energy Corp.			89,695	7,256
NextEra Energy Inc.			55,373	5,780
Southern Co.			113,683	5,392
Dominion Resources Inc.			73,990	5,368
Exelon Corp.			109,077	3,945
American Electric Power Co. Inc.			62,023	3,570
Sempra Energy			29,588	3,306
Spectra Energy Corp.			85,219	3,228
PG&E Corp.			59,745	3,017
PPL Corp.			84,124	2,989
Public Service Enterprise Group Inc.			64,058	2,676
Edison International			41,232	2,621
Consolidated Edison Inc.			37,101	2,343
Xcel Energy Inc.			64,044	2,174
FirstEnergy Corp.			53,307	1,966
Entergy Corp.			22,887	1,920
				57,551
Total Common Stocks (Cost $920,227)				1,153,850
Temporary Cash Investments (0.0%)1
			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (0.0%)
2,3 Federal Home Loan Bank Discount Notes	0.050%	12/10/14	100	100
Total Temporary Cash Investments (Cost $100)				100
Total Investments (100.0%) (Cost $920,327)				1,153,950
Other Assets and Liabilities-Net (0.0%)				430
Net Assets (100%)				1,154,380

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Mega Cap Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,153,850	—	—
Temporary Cash Investments	—	100	—
Futures Contracts—Liabilities1	(2)	—	—
Total	1,153,848	100	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of Long (Short) Contracts	Aggregate Settlement Value Long (Short)	Unrealized Appreciation (Depreciation)

Futures Contracts	Expiration
S&P 500 Index	December 2014	1	517	22

Mega Cap Value Index Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $920,327,000. Net unrealized appreciation of investment securities for tax purposes was $233,623,000, consisting of unrealized gains of $244,520,000 on securities that had risen in value since their purchase and $10,897,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of November 30, 2014

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/35	37,690	21,000
United States Treasury Strip Coupon	0.000%	5/15/35	38,700	21,436
United States Treasury Strip Coupon	0.000%	8/15/35	37,290	20,512
United States Treasury Strip Coupon	0.000%	11/15/35	39,070	21,324
United States Treasury Strip Coupon	0.000%	2/15/36	35,945	19,452
United States Treasury Strip Coupon	0.000%	5/15/36	36,195	19,441
United States Treasury Strip Coupon	0.000%	8/15/36	35,200	18,752
United States Treasury Strip Coupon	0.000%	11/15/36	36,710	19,382
United States Treasury Strip Coupon	0.000%	2/15/37	42,730	22,346
United States Treasury Strip Coupon	0.000%	5/15/37	34,830	18,076
United States Treasury Strip Coupon	0.000%	8/15/37	36,790	18,872
United States Treasury Strip Coupon	0.000%	11/15/37	41,455	21,032
United States Treasury Strip Coupon	0.000%	2/15/38	40,560	20,350
United States Treasury Strip Coupon	0.000%	5/15/38	41,755	20,783
United States Treasury Strip Coupon	0.000%	8/15/38	36,560	17,974
United States Treasury Strip Coupon	0.000%	11/15/38	37,920	18,468
United States Treasury Strip Coupon	0.000%	2/15/39	35,160	16,978
United States Treasury Strip Coupon	0.000%	5/15/39	25,880	12,390
United States Treasury Strip Coupon	0.000%	8/15/39	27,360	12,949
United States Treasury Strip Coupon	0.000%	11/15/39	34,555	16,206
United States Treasury Strip Coupon	0.000%	2/15/40	33,080	15,395
United States Treasury Strip Coupon	0.000%	5/15/40	34,075	15,744
United States Treasury Strip Coupon	0.000%	8/15/40	36,250	16,618
United States Treasury Strip Coupon	0.000%	11/15/40	38,330	17,419
United States Treasury Strip Coupon	0.000%	2/15/41	37,370	16,866
United States Treasury Strip Coupon	0.000%	5/15/41	35,860	16,084
United States Treasury Strip Coupon	0.000%	8/15/41	35,160	15,630
United States Treasury Strip Coupon	0.000%	11/15/41	35,420	15,593
United States Treasury Strip Coupon	0.000%	2/15/42	58,595	25,549
United States Treasury Strip Coupon	0.000%	5/15/42	40,355	17,422
United States Treasury Strip Coupon	0.000%	8/15/42	42,080	17,953
United States Treasury Strip Coupon	0.000%	11/15/42	50,185	21,298
United States Treasury Strip Coupon	0.000%	2/15/43	56,880	23,952
United States Treasury Strip Coupon	0.000%	5/15/43	44,710	18,666
United States Treasury Strip Coupon	0.000%	8/15/43	46,490	19,250
United States Treasury Strip Coupon	0.000%	11/15/43	43,485	17,870
United States Treasury Strip Coupon	0.000%	2/15/44	37,610	15,355
United States Treasury Strip Coupon	0.000%	5/15/44	5,050	2,046
United States Treasury Strip Coupon	0.000%	8/15/44	50	20
United States Treasury Strip Coupon	0.000%	11/15/44	50	20
United States Treasury Strip Principal	0.000%	2/15/36	24,260	13,576
United States Treasury Strip Principal	0.000%	2/15/37	31,850	17,134
United States Treasury Strip Principal	0.000%	5/15/37	25,155	13,472
United States Treasury Strip Principal	0.000%	2/15/38	33,140	16,935
United States Treasury Strip Principal	0.000%	5/15/38	23,405	11,871
United States Treasury Strip Principal	0.000%	2/15/39	32,915	16,149
United States Treasury Strip Principal	0.000%	5/15/39	27,175	13,243
United States Treasury Strip Principal	0.000%	8/15/39	12,370	5,979
United States Treasury Strip Principal	0.000%	11/15/39	24,625	11,797

United States Treasury Strip Principal	0.000%	2/15/40	27,235	12,952
United States Treasury Strip Principal	0.000%	5/15/40	31,760	15,066
United States Treasury Strip Principal	0.000%	8/15/40	36,660	17,124
United States Treasury Strip Principal	0.000%	11/15/40	18,195	8,455
United States Treasury Strip Principal	0.000%	2/15/41	37,960	17,684
United States Treasury Strip Principal	0.000%	5/15/41	36,800	16,977
United States Treasury Strip Principal	0.000%	8/15/41	37,380	17,011
United States Treasury Strip Principal	0.000%	11/15/41	39,890	17,835
United States Treasury Strip Principal	0.000%	2/15/42	34,505	15,215
United States Treasury Strip Principal	0.000%	5/15/42	36,485	15,917
United States Treasury Strip Principal	0.000%	8/15/42	43,645	18,788
United States Treasury Strip Principal	0.000%	11/15/42	53,365	22,814
United States Treasury Strip Principal	0.000%	2/15/43	53,355	22,613
United States Treasury Strip Principal	0.000%	5/15/43	61,990	26,050
United States Treasury Strip Principal	0.000%	8/15/43	51,650	21,548
United States Treasury Strip Principal	0.000%	11/15/43	57,880	23,961
United States Treasury Strip Principal	0.000%	2/15/44	39,300	16,122
United States Treasury Strip Principal	0.000%	5/15/44	41,260	16,775
United States Treasury Strip Principal	0.000%	8/15/44	10,270	4,151
United States Treasury Strip Principal	0.000%	11/15/44	5,050	2,033
Total U.S. Government and Agency Obligations (Cost $948,139)				1,135,720
			Shares
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $374)	0.116%		374,109	374

Total Investments (100.0%) (Cost $948,513)				1,136,094
Other Assets and Liabilities-Net (0.0%)				1
Net Assets (100%)				1,136,095
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Extended Duration Treasury Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	1,135,720	—
Temporary Cash Investments	374	—	—
Total	374	1,135,720	—

C. At November 30, 2014, the cost of investment securities for tax purposes was $948,513,000. Net unrealized appreciation of investment securities for tax purposes was $187,581,000, consisting of unrealized gains of $187,593,000 on securities that had risen in value since their purchase and $12,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Energy Equipment & Services (18.3%)
	Oil & Gas Drilling (2.1%)
	Ensco plc Class A	467,892	15,815
	Helmerich & Payne Inc.	216,514	15,059
	Noble Corp. plc	511,320	9,199
	Nabors Industries Ltd.	539,214	7,074
	Rowan Cos. plc Class A	252,239	5,491
	Patterson-UTI Energy Inc.	292,331	5,171
^	Diamond Offshore Drilling Inc.	139,367	4,093
*	Atwood Oceanics Inc.	124,500	3,995
*	Unit Corp.	91,362	3,492
*	Parker Drilling Co.	266,320	945
*	Pioneer Energy Services Corp.	135,856	821
	Paragon Offshore plc	192,712	700
*	Hercules Offshore Inc.	401,801	498
*	Vantage Drilling Co.	530,067	408
*	Transocean Partners LLC	43	1

	Oil & Gas Equipment & Services (16.3%)
	Schlumberger Ltd.	2,540,239	218,333
	Halliburton Co.	1,683,263	71,034
	National Oilwell Varco Inc.	854,549	57,289
	Baker Hughes Inc.	869,957	49,587
*	FMC Technologies Inc.	470,170	22,460
*	Cameron International Corp.	408,357	20,940
*	Weatherford International plc	1,534,959	20,108
	Oceaneering International Inc.	216,674	13,588
*	Dresser-Rand Group Inc.	153,556	12,455
	Core Laboratories NV	90,120	11,610
*	Dril-Quip Inc.	82,560	6,584
	Superior Energy Services Inc.	316,812	6,118
*	Oil States International Inc.	97,490	4,860
*	Helix Energy Solutions Group Inc.	203,996	4,665
	Bristow Group Inc.	72,403	4,641
	Exterran Holdings Inc.	122,403	4,100
	US Silica Holdings Inc.	109,292	3,434
	Tidewater Inc.	102,447	3,167
*	Forum Energy Technologies Inc.	125,186	3,006
*	SEACOR Holdings Inc.	40,332	2,869
*	Newpark Resources Inc.	180,995	1,895
*	Hornbeck Offshore Services Inc.	69,618	1,848
	RPC Inc.	138,569	1,842
*	McDermott International Inc.	506,243	1,797
	CARBO Ceramics Inc.	44,002	1,674
	Frank's International NV	82,757	1,488
*	C&J Energy Services Inc.	94,116	1,426
	Gulfmark Offshore Inc.	54,667	1,424
*	Matrix Service Co.	57,233	1,209
*	RigNet Inc.	29,040	1,189
*	PHI Inc.	26,564	1,103

*	TETRA Technologies Inc.	168,553	1,070
	Tesco Corp.	74,192	1,045
*	Era Group Inc.	43,606	918
*	Geospace Technologies Corp.	30,243	797
*	ION Geophysical Corp.	308,478	762
*	Basic Energy Services Inc.	77,925	696
*	Natural Gas Services Group Inc.	30,037	696
*	Seventy Seven Energy Inc.	83,568	650
*	Key Energy Services Inc.	311,185	585
*	Willbros Group Inc.	103,380	470
^,*	Nuverra Environmental Solutions Inc.	26,055	238
*	CHC Group Ltd.	46,226	213
			638,645

Oil, Gas & Consumable Fuels (81.7%)
	Coal & Consumable Fuels (0.8%)
	CONSOL Energy Inc.	460,714	18,028
	Peabody Energy Corp.	550,729	5,568
*	Cloud Peak Energy Inc.	133,313	1,556
	Arch Coal Inc.	483,150	1,073
*	Alpha Natural Resources Inc.	492,934	1,025
^,*	Solazyme Inc.	127,902	294

	Integrated Oil & Gas (38.7%)
	Exxon Mobil Corp.	8,499,509	769,545
	Chevron Corp.	3,749,746	408,235
	Occidental Petroleum Corp.	1,565,935	124,915
	Hess Corp.	564,195	41,147

	Oil & Gas Exploration & Production (24.9%)
	ConocoPhillips	2,389,099	157,848
	EOG Resources Inc.	1,089,268	94,461
	Anadarko Petroleum Corp.	1,006,648	79,676
	Apache Corp.	769,261	49,302
	Devon Energy Corp.	773,196	45,595
	Pioneer Natural Resources Co.	285,314	40,866
	Marathon Oil Corp.	1,349,047	39,014
	Noble Energy Inc.	719,972	35,408
	EQT Corp.	303,280	27,592
	Cabot Oil & Gas Corp.	834,194	27,562
*	Southwestern Energy Co.	706,378	22,731
	Chesapeake Energy Corp.	1,066,230	21,602
	Range Resources Corp.	327,872	21,525
*	Concho Resources Inc.	223,370	21,276
	Cimarex Energy Co.	174,238	18,286
	Murphy Oil Corp.	341,398	16,530
*	Whiting Petroleum Corp.	238,641	9,968
	Energen Corp.	146,676	8,759
*	Gulfport Energy Corp.	172,390	8,228
*	Continental Resources Inc.	187,234	7,673
*	Newfield Exploration Co.	275,291	7,496
	QEP Resources Inc.	345,333	7,059
^,* Ultra Petroleum Corp.		310,517	6,164
	SM Energy Co.	135,411	5,884
	Denbury Resources Inc.	710,415	5,868
*	Diamondback Energy Inc.	96,303	5,431
*	WPX Energy Inc.	387,968	5,265

*	Cobalt International Energy Inc.	584,858	5,264
*	Antero Resources Corp.	106,599	5,002
^	LinnCo LLC	260,685	4,278
*	Kodiak Oil & Gas Corp.	541,420	3,969
*	Oasis Petroleum Inc.	205,208	3,772
*	Rosetta Resources Inc.	125,362	3,688
*	Carrizo Oil & Gas Inc.	88,533	3,494
*	Matador Resources Co.	144,119	2,535
*	Gran Tierra Energy Inc.	591,081	2,258
*	PDC Energy Inc.	74,360	2,194
^,* SandRidge Energy Inc.		770,319	2,165
*	Kosmos Energy Ltd.	245,473	2,047
*	Bonanza Creek Energy Inc.	67,465	1,836
*	Stone Energy Corp.	115,784	1,829
*	Laredo Petroleum Inc.	150,166	1,569
^,* Magnum Hunter Resources Corp.		365,326	1,461
*	Sanchez Energy Corp.	112,097	1,266
^,* Halcon Resources Corp.		546,478	1,240
*	Contango Oil & Gas Co.	36,041	1,219
*	EP Energy Corp. Class A	105,120	1,124
*	Northern Oil and Gas Inc.	125,883	1,094
*	Bill Barrett Corp.	106,434	1,078
^	EXCO Resources Inc.	366,143	1,076
	Comstock Resources Inc.	100,489	890
*	Approach Resources Inc.	86,512	841
*	Clayton Williams Energy Inc.	13,727	795
*	Rex Energy Corp.	112,634	791
*	Penn Virginia Corp.	145,004	744
	Energy XXI Ltd.	181,876	729
*	VAALCO Energy Inc.	124,531	714
^,* Triangle Petroleum Corp.		143,548	692
	W&T Offshore Inc.	88,875	669
^,* Goodrich Petroleum Corp.		84,600	512
^,* Swift Energy Co.		106,198	478
	Evolution Petroleum Corp.	59,857	470
*	Ring Energy Inc.	44,091	422
*	Apco Oil and Gas International Inc.	24,894	347
*	Resolute Energy Corp.	139,673	263
*	Rice Energy Inc.	9,255	230
*	Memorial Resource Development Corp.	10,372	224
*	Eclipse Resources Corp.	18,752	202
*	Jones Energy Inc.	19,108	194
*	Synergy Resources Corp.	19,541	192
*	RSP Permian Inc.	8,667	189
*	Parsley Energy Inc. Class A	14,653	185
^,* Quicksilver Resources Inc.		116,437	35
*	BPZ Resources Inc.	47,706	29
*	TransAtlantic Petroleum Ltd.	3,201	22

	Oil & Gas Refining & Marketing (7.1%)
	Phillips 66	1,127,879	82,358
	Marathon Petroleum Corp.	575,732	51,868
	Valero Energy Corp.	1,064,402	51,740
	Tesoro Corp.	259,001	19,845
	HollyFrontier Corp.	378,606	15,455
	World Fuel Services Corp.	146,043	6,613
	PBF Energy Inc. Class A	179,108	5,062

Western Refining Inc.		113,758	4,677
Delek US Holdings Inc.		110,248	3,296
Green Plains Inc.		58,058	1,742
CVR Energy Inc.		36,858	1,715
* Clean Energy Fuels Corp.		160,800	923
Alon USA Energy Inc.		62,721	876
* Renewable Energy Group Inc.		23,695	225

Oil & Gas Storage & Transportation (10.2%)
^,* Kinder Morgan Inc.		3,528,367	145,898
Williams Cos. Inc.		1,399,505	72,424
Spectra Energy Corp.		1,337,848	50,678
* Cheniere Energy Inc.		451,411	29,789
ONEOK Inc.		415,610	22,509
^ Plains GP Holdings LP Class A		395,989	10,288
Targa Resources Corp.		76,337	8,713
SemGroup Corp. Class A		86,246	6,381
* Enbridge Energy Management LLC		104,613	3,808
EnLink Midstream LLC		109,807	3,070
			2,834,725
Total Common Stocks (Cost $3,446,848)			3,473,370
	Coupon
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
[1,2] Vanguard Market Liquidity Fund (Cost $55,509)	0.116%	55,509,101	55,509
Total Investments (101.7%) (Cost $3,502,357)			3,528,879
Other Assets and Liabilities-Net (-1.7%)[2]			(57,610)
Net Assets (100%)			3,471,269

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $50,902,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7- day yield.
2 Includes $55,509,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Energy Index Fund

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $3,502,357,000. Net unrealized appreciation of investment securities for tax purposes was $26,522,000, consisting of unrealized gains of $312,302,000 on securities that had risen in value since their purchase and $285,780,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Chemicals (68.3%)
	EI du Pont de Nemours & Co.	1,615,279	115,331
	Monsanto Co.	925,904	111,025
	Dow Chemical Co.	2,107,360	102,565
	Praxair Inc.	515,395	66,166
	LyondellBasell Industries NV Class A	768,479	60,602
	Air Products & Chemicals Inc.	375,961	54,075
	PPG Industries Inc.	243,258	53,230
	Ecolab Inc.	475,911	51,851
	Sherwin-Williams Co.	146,690	35,919
	Sigma-Aldrich Corp.	210,025	28,689
	Mosaic Co.	570,588	26,116
	CF Industries Holdings Inc.	87,654	23,504
	Eastman Chemical Co.	263,187	21,823
	Celanese Corp. Class A	273,913	16,454
	Ashland Inc.	130,929	14,932
	International Flavors & Fragrances Inc.	143,226	14,490
	Airgas Inc.	118,439	13,695
	FMC Corp.	235,069	12,788
*	WR Grace & Co.	125,372	12,045
	Valspar Corp.	139,915	11,740
	RPM International Inc.	235,681	11,242
	Rockwood Holdings Inc.	125,688	9,797
	Huntsman Corp.	365,958	9,339
	Albemarle Corp.	138,060	8,151
	NewMarket Corp.	17,850	7,028
	PolyOne Corp.	162,924	6,077
	Cytec Industries Inc.	120,483	5,795
	Axiall Corp.	123,924	5,363
	Westlake Chemical Corp.	82,498	5,247
*	Platform Specialty Products Corp.	206,242	5,158
	Sensient Technologies Corp.	85,010	5,011
	Scotts Miracle-Gro Co. Class A	81,014	4,944
	Cabot Corp.	113,963	4,910
	Minerals Technologies Inc.	60,830	4,515
	HB Fuller Co.	88,721	3,832
*	Chemtura Corp.	159,796	3,723
	Balchem Corp.	54,047	3,513
	Olin Corp.	138,569	3,486
	Tronox Ltd. Class A	111,703	2,519
*	Axalta Coating Systems Ltd.	101,071	2,406
	Innophos Holdings Inc.	38,615	2,088
	A Schulman Inc.	51,570	1,973
	Quaker Chemical Corp.	23,396	1,905
	Rayonier Advanced Materials Inc.	75,214	1,854
	Innospec Inc.	43,142	1,849
*	Ferro Corp.	138,006	1,776
*	Flotek Industries Inc.	90,121	1,756
*	Calgon Carbon Corp.	84,845	1,732
	OM Group Inc.	56,056	1,525

Stepan Co.	35,375	1,465
* Intrepid Potash Inc.	101,052	1,442
* Taminco Corp.	52,592	1,363
* LSB Industries Inc.	33,958	1,123
* Kraton Performance Polymers Inc.	57,909	1,066
Koppers Holdings Inc.	35,913	1,048
* Advanced Emissions Solutions Inc.	36,435	729
Tredegar Corp.	39,646	727
Hawkins Inc.	16,761	661
* Landec Corp.	45,322	596
Kronos Worldwide Inc.	40,607	528
* Rentech Inc.	404,042	521
American Vanguard Corp.	46,275	504
Zep Inc.	34,137	465
FutureFuel Corp.	41,533	464
* Trinseo SA	21,520	331
		988,587
Construction Materials (2.5%)
Vulcan Materials Co.	231,054	15,272
Martin Marietta Materials Inc.	100,484	12,062
Eagle Materials Inc.	84,210	6,938
* Headwaters Inc.	129,632	1,815
United States Lime & Minerals Inc.	3,882	265
		36,352
Containers & Packaging (9.7%)
Ball Corp.	232,098	15,567
Rock-Tenn Co. Class A	253,364	14,394
Sealed Air Corp.	355,410	14,049
MeadWestvaco Corp.	297,408	13,324
Packaging Corp. of America	173,651	12,899
* Crown Holdings Inc.	245,176	12,136
Avery Dennison Corp.	165,347	8,186
Sonoco Products Co.	179,465	7,541
AptarGroup Inc.	114,936	7,500
* Owens-Illinois Inc.	290,835	7,457
* Graphic Packaging Holding Co.	576,886	7,182
Bemis Co. Inc.	176,211	7,038
* Berry Plastics Group Inc.	207,584	6,008
Silgan Holdings Inc.	78,243	3,948
Greif Inc. Class A	45,296	1,986
Myers Industries Inc.	47,531	773
		139,988
Metals & Mining (14.9%)
Freeport-McMoRan Inc.	1,833,854	49,239
Alcoa Inc.	2,076,104	35,896
Nucor Corp.	562,811	30,184
Newmont Mining Corp.	880,334	16,198
Steel Dynamics Inc.	423,725	9,551
Reliance Steel & Aluminum Co.	137,618	8,799
United States Steel Corp.	256,129	8,542
Royal Gold Inc.	114,289	7,278
Allegheny Technologies Inc.	191,760	6,460
Compass Minerals International Inc.	59,244	5,157
Carpenter Technology Corp.	93,929	4,736
Worthington Industries Inc.	90,849	3,426
Commercial Metals Co.	197,482	3,227

*	Stillwater Mining Co.		211,814	2,781
*	Century Aluminum Co.		93,895	2,596
	SunCoke Energy Inc.		122,725	2,495
^	Cliffs Natural Resources Inc.		256,251	2,337
	Kaiser Aluminum Corp.		31,537	2,295
	TimkenSteel Corp.		64,068	2,282
	Globe Specialty Metals Inc.		104,376	1,809
*	AK Steel Holding Corp.		302,793	1,792
	Hecla Mining Co.		616,932	1,456
*	Horsehead Holding Corp.		89,673	1,401
	Materion Corp.		34,795	1,210
*	RTI International Metals Inc.		51,320	1,177
	Schnitzer Steel Industries Inc.		46,468	1,059
	Haynes International Inc.		22,024	989
*	Coeur Mining Inc.		181,082	744
*	McEwen Mining Inc.		389,677	522
*,^ Molycorp Inc.			342,337	339
	Olympic Steel Inc.		3,979	65
				216,042
Paper & Forest Products (4.6%)
	International Paper Co.		715,910	38,530
	Domtar Corp.		114,747	4,670
*	KapStone Paper and Packaging Corp.		152,068	4,542
*	Louisiana-Pacific Corp.		249,656	3,805
*	Clearwater Paper Corp.		34,865	2,310
	Schweitzer-Mauduit International Inc.		53,734	2,298
*	Boise Cascade Co.		59,173	2,112
*	Resolute Forest Products Inc.		116,690	1,955
	PH Glatfelter Co.		75,850	1,921
	Neenah Paper Inc.		29,263	1,675
	Deltic Timber Corp.		20,050	1,248
*	Mercer International Inc.		79,482	1,056
	Wausau Paper Corp.		75,127	748
				66,870
Total Common Stocks (Cost $1,326,647)				1,447,839
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$1,174)	0.116%	1,174,200	1,174
Total Investments (100.1%) (Cost $1,327,821)				1,449,013
Other Assets and Liabilities-Net (-0.1%)[2]				(1,115)
Net Assets (100%)				1,447,898

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $917,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,174,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Materials Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $1,327,821,000. Net unrealized appreciation of investment securities for tax purposes was $121,192,000, consisting of unrealized gains of $247,989,000 on securities that had risen in value since their purchase and $126,797,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Aerospace & Defense (21.7%)
	United Technologies Corp.	687,398	75,669
	Boeing Co.	541,476	72,753
	Honeywell International Inc.	588,012	58,254
	Lockheed Martin Corp.	213,413	40,881
	General Dynamics Corp.	224,819	32,680
	Precision Castparts Corp.	113,498	27,001
	Raytheon Co.	245,800	26,227
	Northrop Grumman Corp.	156,190	22,012
	Textron Inc.	220,626	9,557
	L-3 Communications Holdings Inc.	68,158	8,492
	Rockwell Collins Inc.	96,387	8,244
	TransDigm Group Inc.	39,587	7,830
*	B/E Aerospace Inc.	83,336	6,489
*	Spirit AeroSystems Holdings Inc. Class A	111,361	4,801
	Huntington Ingalls Industries Inc.	38,396	4,184
*	Hexcel Corp.	76,506	3,312
*	Teledyne Technologies Inc.	28,183	3,013
*	Esterline Technologies Corp.	25,203	2,995
	Alliant Techsystems Inc.	25,241	2,869
	Triumph Group Inc.	40,656	2,767
	Exelis Inc.	149,429	2,681
	Curtiss-Wright Corp.	34,459	2,443
*	Moog Inc. Class A	31,181	2,269
*	DigitalGlobe Inc.	56,890	1,537
	HEICO Corp. Class A	30,012	1,358
*	Orbital Sciences Corp.	48,202	1,312
	Cubic Corp.	17,795	916
*	Taser International Inc.	42,299	909
	HEICO Corp.	15,700	832
	AAR Corp.	30,927	793
*	Astronics Corp.	13,088	642
*	GenCorp Inc.	38,295	640
*	Engility Holdings Inc.	12,782	537
*	Aerovironment Inc.	16,783	465
	American Science & Engineering Inc.	6,144	300
*	KEYW Holding Corp.	23,083	250
	National Presto Industries Inc.	3,772	221
*	Kratos Defense & Security Solutions Inc.	35,641	183
			438,318
Air Freight & Logistics (6.0%)
	United Parcel Service Inc. Class B	558,699	61,412
	FedEx Corp.	213,437	38,030
	CH Robinson Worldwide Inc.	116,340	8,579
	Expeditors International of Washington Inc.	154,250	7,222
*	XPO Logistics Inc.	41,680	1,612
	Forward Air Corp.	24,498	1,200
*	Hub Group Inc. Class A	28,749	1,082
*	Atlas Air Worldwide Holdings Inc.	20,314	927

* UTi Worldwide Inc.	75,860	895
* Echo Global Logistics Inc.	13,775	386
Park-Ohio Holdings Corp.	6,284	353
* Air Transport Services Group Inc.	39,994	318
		122,016
Airlines (5.8%)
Delta Air Lines Inc.	666,871	31,123
American Airlines Group Inc.	569,794	27,652
Southwest Airlines Co.	541,661	22,652
* United Continental Holdings Inc.	295,284	18,080
Alaska Air Group Inc.	107,124	6,324
* Spirit Airlines Inc.	57,462	4,752
* JetBlue Airways Corp.	196,137	2,869
Allegiant Travel Co. Class A	11,295	1,584
* Hawaiian Holdings Inc.	36,644	743
* Republic Airways Holdings Inc.	38,685	514
SkyWest Inc.	39,968	500
		116,793
Building Products (2.0%)
Masco Corp.	281,671	6,816
Fortune Brands Home & Security Inc.	125,897	5,655
Allegion plc	76,410	4,115
Lennox International Inc.	36,481	3,417
AO Smith Corp.	60,768	3,277
Owens Corning	83,741	2,917
* USG Corp.	74,324	2,141
* Armstrong World Industries Inc.	36,779	1,843
Simpson Manufacturing Co. Inc.	32,902	1,092
Apogee Enterprises Inc.	23,134	1,046
* Trex Co. Inc.	24,137	1,017
* Masonite International Corp.	13,960	818
Universal Forest Products Inc.	16,072	767
AAON Inc.	34,449	714
* Nortek Inc.	7,528	600
Quanex Building Products Corp.	29,100	576
* NCI Building Systems Inc.	22,985	429
* American Woodmark Corp.	9,724	387
Griffon Corp.	29,926	373
* PGT Inc.	35,355	333
* Gibraltar Industries Inc.	22,833	328
Insteel Industries Inc.	13,585	297
* Continental Building Products Inc.	17,338	290
* Patrick Industries Inc.	6,247	279
* Builders FirstSource Inc.	38,250	236
* Ply Gem Holdings Inc.	15,358	192
		39,955
Commercial Services & Supplies (5.6%)
Waste Management Inc.	350,460	17,078
* Tyco International plc	350,690	15,045
Republic Services Inc. Class A	224,957	8,910
* Stericycle Inc.	66,938	8,630
Cintas Corp.	78,593	5,749
ADT Corp.	137,449	4,802
Waste Connections Inc.	93,216	4,401
Pitney Bowes Inc.	160,124	3,942
KAR Auction Services Inc.	111,162	3,852

* Copart Inc.	89,926	3,268
RR Donnelley & Sons Co.	157,346	2,650
Covanta Holding Corp.	92,824	2,327
Deluxe Corp.	39,384	2,302
* Clean Harbors Inc.	45,440	2,124
Rollins Inc.	52,190	1,698
HNI Corp.	35,821	1,681
Healthcare Services Group Inc.	53,005	1,599
Mobile Mini Inc.	37,139	1,541
Herman Miller Inc.	46,998	1,428
Tetra Tech Inc.	51,769	1,407
MSA Safety Inc.	25,180	1,383
UniFirst Corp.	12,103	1,351
United Stationers Inc.	30,955	1,271
Steelcase Inc. Class A	71,048	1,245
ABM Industries Inc.	42,380	1,148
Matthews International Corp. Class A	23,553	1,085
G&K Services Inc. Class A	15,944	1,038
Brady Corp. Class A	37,974	949
* ACCO Brands Corp.	91,597	802
Interface Inc. Class A	52,286	791
Brink's Co.	35,916	779
Civeo Corp.	75,977	716
Knoll Inc.	37,793	700
McGrath RentCorp	19,246	679
US Ecology Inc.	15,942	635
West Corp.	19,649	614
* Team Inc.	15,077	612
Multi-Color Corp.	10,251	562
Quad/Graphics Inc.	19,770	429
Viad Corp.	15,887	382
Iron Mountain Inc.	9,353	355
* SP Plus Corp.	16,286	338
Ennis Inc.	20,151	268
Ceco Environmental Corp.	15,229	216
Kimball International Inc. Class B	22,604	212
* InnerWorkings Inc.	28,041	210
* Performant Financial Corp.	24,539	167
* Heritage-Crystal Clean Inc.	7,924	131
		113,502
Construction & Engineering (1.8%)
Fluor Corp.	124,527	7,719
* Quanta Services Inc.	167,911	5,121
* Jacobs Engineering Group Inc.	105,243	4,888
Chicago Bridge & Iron Co. NV	76,835	3,844
* AECOM Technology Corp.	112,958	3,616
EMCOR Group Inc.	53,386	2,314
KBR Inc.	115,821	1,950
* MasTec Inc.	51,766	1,248
Granite Construction Inc.	29,652	1,063
* Dycom Industries Inc.	26,532	812
Primoris Services Corp.	30,238	791
* Tutor Perini Corp.	30,399	768
* Aegion Corp. Class A	29,655	565
* MYR Group Inc.	16,522	429
Comfort Systems USA Inc.	29,384	422
* Great Lakes Dredge & Dock Corp.	43,701	331

	Argan Inc.	9,091	289
*	Pike Corp.	23,669	283
*	Northwest Pipe Co.	7,867	260
*	Ameresco Inc. Class A	13,784	106
*	Orion Marine Group Inc.	116	1
*	Furmanite Corp.	159	1
*	Layne Christensen Co.	76	1
			36,822
Electrical Equipment (5.9%)
	Emerson Electric Co.	552,094	35,196
	Eaton Corp. plc	376,223	25,519
	Rockwell Automation Inc.	108,996	12,579
	AMETEK Inc.	194,404	9,907
*	Sensata Technologies Holding NV	126,475	6,269
	Acuity Brands Inc.	34,225	4,730
	Hubbell Inc. Class B	41,058	4,385
	Regal-Beloit Corp.	35,580	2,573
	Babcock & Wilcox Co.	85,354	2,529
*,^ SolarCity Corp.		43,934	2,417
*	Generac Holdings Inc.	54,316	2,356
	EnerSys	36,785	2,234
*	Polypore International Inc.	35,758	1,840
	Franklin Electric Co. Inc.	32,386	1,217
	AZZ Inc.	20,485	917
*	Thermon Group Holdings Inc.	24,878	602
	Encore Wire Corp.	15,368	564
	General Cable Corp.	38,458	529
*,^ Plug Power Inc.		117,622	449
*	GrafTech International Ltd.	95,313	389
	Powell Industries Inc.	7,496	319
*	Power Solutions International Inc.	3,718	244
*	Enphase Energy Inc.	18,583	195
*	Vicor Corp.	14,078	172
*	Capstone Turbine Corp.	1,391	1
	Global Power Equipment Group Inc.	69	1
	Preformed Line Products Co.	11	1
			118,134
Industrial Conglomerates (17.2%)
	General Electric Co.	7,936,393	210,235
	3M Co.	486,891	77,946
	Danaher Corp.	498,791	41,679
	Roper Industries Inc.	79,123	12,487
	Carlisle Cos. Inc.	50,713	4,534
	Raven Industries Inc.	28,427	640
			347,521
Machinery (17.2%)
	Caterpillar Inc.	471,771	47,460
	Illinois Tool Works Inc.	298,038	28,293
	Deere & Co.	269,200	23,318
	Cummins Inc.	138,074	20,106
	PACCAR Inc.	280,345	18,789
	Parker-Hannifin Corp.	117,754	15,194
	Ingersoll-Rand plc	211,486	13,336
	Stanley Black & Decker Inc.	117,352	11,083
	Dover Corp.	131,615	10,133
	Pentair plc	152,232	9,851

Pall Corp.	86,780	8,340
Wabtec Corp.	76,320	6,754
Flowserve Corp.	108,559	6,391
Snap-on Inc.	45,997	6,225
Xylem Inc.	144,421	5,537
IDEX Corp.	63,302	4,862
* WABCO Holdings Inc.	45,112	4,629
* Middleby Corp.	45,336	4,336
Lincoln Electric Holdings Inc.	59,684	4,300
Donaldson Co. Inc.	107,856	4,206
Trinity Industries Inc.	123,528	3,960
Allison Transmission Holdings Inc.	118,621	3,901
Joy Global Inc.	78,877	3,868
Graco Inc.	47,500	3,805
Nordson Corp.	47,562	3,717
* Colfax Corp.	68,327	3,521
Oshkosh Corp.	67,339	3,057
ITT Corp.	72,352	2,995
AGCO Corp.	70,530	2,976
Toro Co.	44,013	2,891
Valmont Industries Inc.	19,764	2,673
CLARCOR Inc.	39,768	2,620
SPX Corp.	28,736	2,577
Terex Corp.	87,118	2,500
Timken Co.	57,945	2,479
Woodward Inc.	46,807	2,419
Kennametal Inc.	62,017	2,283
* Rexnord Corp.	80,296	2,212
Crane Co.	37,371	2,206
Manitowoc Co. Inc.	106,725	2,149
Hillenbrand Inc.	49,957	1,607
Actuant Corp. Class A	51,864	1,523
Mueller Industries Inc.	45,079	1,479
* Navistar International Corp.	38,772	1,388
Barnes Group Inc.	36,708	1,348
Watts Water Technologies Inc. Class A	21,696	1,312
Harsco Corp.	64,395	1,247
* EnPro Industries Inc.	18,972	1,224
Mueller Water Products Inc. Class A	124,848	1,185
RBC Bearings Inc.	18,549	1,179
Greenbrier Cos. Inc.	20,737	1,151
* Proto Labs Inc.	17,358	1,127
* TriMas Corp.	36,096	1,124
* Meritor Inc.	74,279	1,046
* Chart Industries Inc.	24,116	958
Tennant Co.	13,719	925
^ Lindsay Corp.	10,095	888
Albany International Corp.	22,911	856
CIRCOR International Inc.	12,718	852
ESCO Technologies Inc.	20,686	745
Briggs & Stratton Corp.	36,941	741
Federal Signal Corp.	48,950	730
Standex International Corp.	9,965	727
John Bean Technologies Corp.	23,416	710
Sun Hydraulics Corp.	17,493	704
Altra Industrial Motion Corp.	21,123	647
Astec Industries Inc.	15,179	596

*	Wabash National Corp.	53,534	578
*	Blount International Inc.	32,729	537
	Hyster-Yale Materials Handling Inc.	7,259	533
	Gorman-Rupp Co.	16,413	514
	American Railcar Industries Inc.	7,502	443
	Douglas Dynamics Inc.	18,484	426
	Titan International Inc.	41,862	414
	Columbus McKinnon Corp.	14,644	391
*	Lydall Inc.	13,427	357
	LB Foster Co. Class A	7,656	355
	Kadant Inc.	8,707	347
	Alamo Group Inc.	7,152	341
	FreightCar America Inc.	9,216	267
	Global Brass & Copper Holdings Inc.	16,190	198
*,^ ExOne Co.		8,428	197
	Twin Disc Inc.	33	1
			345,870
Marine (0.3%)
*	Kirby Corp.	40,654	3,908
	Matson Inc.	34,381	1,211
			5,119
Professional Services (3.5%)
	Nielsen NV	240,638	10,051
	Equifax Inc.	96,321	7,662
*	Verisk Analytics Inc. Class A	118,472	7,343
*	IHS Inc. Class A	53,752	6,582
	Towers Watson & Co. Class A	55,588	6,279
	Robert Half International Inc.	108,780	6,178
	Manpowergroup Inc.	62,805	4,199
	Dun & Bradstreet Corp.	28,886	3,667
	Corporate Executive Board Co.	26,632	1,950
*	WageWorks Inc.	26,381	1,541
*	Huron Consulting Group Inc.	18,580	1,285
*	FTI Consulting Inc.	32,464	1,259
*	Advisory Board Co.	28,744	1,224
*	On Assignment Inc.	38,913	1,196
*	Korn/Ferry International	39,687	1,078
*	TriNet Group Inc.	29,909	947
	Exponent Inc.	10,487	798
*	TrueBlue Inc.	33,090	759
	Acacia Research Corp.	38,995	742
	Insperity Inc.	17,927	585
*	ICF International Inc.	13,886	538
*	Navigant Consulting Inc.	38,335	537
	Kforce Inc.	22,505	525
	Resources Connection Inc.	30,490	463
*	RPX Corp.	34,893	458
	Kelly Services Inc. Class A	22,570	348
*	GP Strategies Corp.	10,707	325
*	CBIZ Inc.	34,427	298
	Heidrick & Struggles International Inc.	12,571	252
*	Mistras Group Inc.	13,303	227
*	Paylocity Holding Corp.	7,800	227
	CDI Corp.	11,094	191
*	Franklin Covey Co.	9,863	186

* Pendrell Corp.	91,288	129
		70,029
Road & Rail (9.8%)
Union Pacific Corp.	709,828	82,887
CSX Corp.	790,721	28,853
Norfolk Southern Corp.	244,685	27,317
Kansas City Southern	87,322	10,386
* Hertz Global Holdings Inc.	353,592	8,394
JB Hunt Transport Services Inc.	73,711	6,083
* Avis Budget Group Inc.	82,250	4,947
* Old Dominion Freight Line Inc.	51,167	4,147
* Genesee & Wyoming Inc. Class A	41,699	4,111
Ryder System Inc.	41,998	4,012
Landstar System Inc.	35,539	2,857
Con-way Inc.	45,492	2,254
* Swift Transportation Co.	71,577	2,081
AMERCO	6,224	1,732
Knight Transportation Inc.	48,308	1,607
Werner Enterprises Inc.	36,988	1,147
* Saia Inc.	19,621	1,088
Heartland Express Inc.	37,688	1,000
ArcBest Corp.	19,768	858
* Roadrunner Transportation Systems Inc.	22,004	495
Marten Transport Ltd.	19,504	419
Celadon Group Inc.	17,264	381
* YRC Worldwide Inc.	13,487	324
* Quality Distribution Inc.	21,035	254
* Patriot Transportation Holding Inc.	4,816	181
		197,815
Trading Companies & Distributors (2.9%)
WW Grainger Inc.	48,652	11,953
Fastenal Co.	222,716	10,067
* United Rentals Inc.	75,826	8,592
MSC Industrial Direct Co. Inc. Class A	38,791	3,013
* HD Supply Holdings Inc.	100,670	2,927
Air Lease Corp. Class A	76,883	2,924
* WESCO International Inc.	35,236	2,903
* NOW Inc.	84,390	2,260
GATX Corp.	33,804	2,094
Watsco Inc.	20,198	2,050
* MRC Global Inc.	80,664	1,630
Applied Industrial Technologies Inc.	31,150	1,461
TAL International Group Inc.	25,783	1,139
Aircastle Ltd.	51,914	1,075
* Beacon Roofing Supply Inc.	39,344	1,065
H&E Equipment Services Inc.	24,758	867
* Rush Enterprises Inc. Class A	23,295	817
Kaman Corp.	19,509	767
* DXP Enterprises Inc.	8,641	508
Aceto Corp.	21,053	442
* CAI International Inc.	13,900	296
* Stock Building Supply Holdings Inc.	11,279	181
* Titan Machinery Inc.	13,950	179
		59,210
Transportation Infrastructure (0.2%)
Macquarie Infrastructure Co. LLC	52,592	3,697

*	Wesco Aircraft Holdings Inc.		54,238	759
				4,456
Total Common Stocks (Cost $1,799,898)				2,015,560
		Coupon	Shares
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$1,158)	0.116%	1,158,400	1,158
Total Investments (100.0%) (Cost $1,801,056)				2,016,718
Other Assets and Liabilities-Net (0.0%)[2]				(776)
Net Assets (100%)				2,015,942
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,059,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $1,158,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $1,801,173,000. Net unrealized appreciation of investment securities for tax purposes was $215,545,000, consisting of unrealized gains of $260,406,000 on securities that had risen in value since their purchase and $44,861,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Auto Components (4.5%)
	Johnson Controls Inc.	318,088	15,905
	Delphi Automotive plc	143,055	10,436
	BorgWarner Inc.	109,161	6,174
*	TRW Automotive Holdings Corp.	53,198	5,501
	Autoliv Inc.	44,252	4,379
	Lear Corp.	38,309	3,674
	Goodyear Tire & Rubber Co.	131,531	3,605
	Gentex Corp.	69,843	2,484
*	Visteon Corp.	19,901	1,950
*	Tenneco Inc.	29,081	1,581
	Dana Holding Corp.	74,488	1,579
	Cooper Tire & Rubber Co.	29,044	986
*	Dorman Products Inc.	14,711	696
*	American Axle & Manufacturing Holdings Inc.	32,258	688
*	Gentherm Inc.	16,242	612
	Drew Industries Inc.	10,730	505
*	Cooper-Standard Holding Inc.	8,151	438
	Standard Motor Products Inc.	9,689	370
*	Modine Manufacturing Co.	21,642	263
*	Tower International Inc.	9,778	250
*	Federal-Mogul Holdings Corp.	14,118	219
	Superior Industries International Inc.	10,607	192
*	Stoneridge Inc.	12,218	133
*	Fox Factory Holding Corp.	8,740	120
			62,740
Automobiles (4.8%)
	Ford Motor Co.	1,726,987	27,166
	General Motors Co.	613,031	20,494
*	Tesla Motors Inc.	41,658	10,186
	Harley-Davidson Inc.	103,604	7,219
	Thor Industries Inc.	22,745	1,336
	Winnebago Industries Inc.	12,985	327
			66,728
Distributors (1.0%)
	Genuine Parts Co.	73,066	7,510
*	LKQ Corp.	144,781	4,206
	Pool Corp.	21,266	1,263
	Core-Mark Holding Co. Inc.	11,246	676
			13,655
Diversified Consumer Services (1.4%)
	H&R Block Inc.	131,280	4,416
	Service Corp. International	101,850	2,302
	Graham Holdings Co. Class B	2,093	1,858
*	Apollo Education Group Inc.	46,897	1,464
	DeVry Education Group Inc.	27,091	1,324
*	Houghton Mifflin Harcourt Co.	67,083	1,289
	Sotheby's	27,800	1,123
*	Grand Canyon Education Inc.	20,960	957

*	Bright Horizons Family Solutions Inc.	15,608	698
*	ServiceMaster Global Holdings Inc.	22,248	584
*	Regis Corp.	27,573	456
*	Strayer Education Inc.	5,181	392
*	Weight Watchers International Inc.	13,113	380
	Capella Education Co.	5,469	373
*	LifeLock Inc.	21,486	355
*	Ascent Capital Group Inc. Class A	5,798	312
*	Steiner Leisure Ltd.	6,775	300
*	American Public Education Inc.	8,340	280
*	K12 Inc.	16,467	189
*,^ Chegg Inc.		25,650	173
*	Career Education Corp.	28,944	170
*	2U Inc.	8,652	157
	Carriage Services Inc. Class A	7,759	149
*	Bridgepoint Education Inc.	7,245	78
*	ITT Educational Services Inc.	7,975	66
			19,845
Hotels, Restaurants & Leisure (15.3%)
	McDonald's Corp.	468,794	45,384
	Starbucks Corp.	358,677	29,128
	Yum! Brands Inc.	209,981	16,221
	Las Vegas Sands Corp.	192,251	12,244
*	Chipotle Mexican Grill Inc. Class A	14,807	9,826
	Marriott International Inc. Class A	111,120	8,755
	Carnival Corp.	183,933	8,122
	Starwood Hotels & Resorts Worldwide Inc.	91,242	7,208
	Wynn Resorts Ltd.	38,786	6,928
	Royal Caribbean Cruises Ltd.	79,691	5,876
	Wyndham Worldwide Corp.	59,715	4,978
*	Hilton Worldwide Holdings Inc.	188,055	4,931
*	MGM Resorts International	186,773	4,260
	Darden Restaurants Inc.	63,309	3,608
	Domino's Pizza Inc.	26,359	2,474
	Dunkin' Brands Group Inc.	49,961	2,416
*	Panera Bread Co. Class A	12,187	2,040
	International Game Technology	118,264	2,014
*	Norwegian Cruise Line Holdings Ltd.	43,977	1,930
	Brinker International Inc.	30,827	1,736
*	Buffalo Wild Wings Inc.	9,020	1,535
	Vail Resorts Inc.	17,113	1,500
	Jack in the Box Inc.	18,536	1,381
	Six Flags Entertainment Corp.	31,390	1,276
	Burger King Worldwide Inc.	33,720	1,225
*	Hyatt Hotels Corp. Class A	20,023	1,180
	Wendy's Co.	132,277	1,153
	Cracker Barrel Old Country Store Inc.	8,985	1,150
*	Bloomin' Brands Inc.	47,805	1,089
	Cheesecake Factory Inc.	22,258	1,078
	Texas Roadhouse Inc. Class A	31,457	1,040
	Aramark	32,834	998
	Marriott Vacations Worldwide Corp.	13,544	996
*	Life Time Fitness Inc.	17,642	977
	Choice Hotels International Inc.	15,463	857
	DineEquity Inc.	8,568	851
	Papa John's International Inc.	14,498	765
*	La Quinta Holdings Inc.	34,020	749

* Pinnacle Entertainment Inc.	28,420	707
* Fiesta Restaurant Group Inc.	12,080	677
Sonic Corp.	24,183	658
Bob Evans Farms Inc.	11,714	637
* Krispy Kreme Doughnuts Inc.	31,225	636
* Popeyes Louisiana Kitchen Inc.	11,496	635
Churchill Downs Inc.	6,362	613
* BJ's Restaurants Inc.	11,904	585
SeaWorld Entertainment Inc.	34,391	574
Extended Stay America Inc.	29,035	540
* Multimedia Games Holding Co. Inc.	14,482	526
* Belmond Ltd. Class A	44,617	505
* Penn National Gaming Inc.	34,613	492
* Boyd Gaming Corp.	37,284	477
* Caesars Entertainment Corp.	27,464	466
* Red Robin Gourmet Burgers Inc.	6,507	438
Interval Leisure Group Inc.	19,057	414
* Denny's Corp.	42,088	408
International Speedway Corp. Class A	12,622	395
* Diamond Resorts International Inc.	16,065	388
* Scientific Games Corp. Class A	22,979	348
ClubCorp Holdings Inc.	15,334	302
* Biglari Holdings Inc.	748	278
* Zoe's Kitchen Inc.	8,281	262
* Ruby Tuesday Inc.	29,161	243
* Del Frisco's Restaurant Group Inc.	10,774	239
* Caesars Acquisition Co. Class A	22,470	236
Ruth's Hospitality Group Inc.	16,438	216
* Noodles & Co. Class A	8,739	214
* Chuy's Holdings Inc.	7,455	160
Speedway Motorsports Inc.	6,121	121
Marcus Corp.	7,216	119
* Intrawest Resorts Holdings Inc.	8,601	92
* Potbelly Corp.	6,892	91
		213,571
Household Durables (4.3%)
Whirlpool Corp.	37,254	6,936
Newell Rubbermaid Inc.	130,955	4,755
* Mohawk Industries Inc.	29,648	4,554
DR Horton Inc.	156,688	3,994
Lennar Corp. Class A	82,668	3,905
* Jarden Corp.	87,143	3,847
Harman International Industries Inc.	32,379	3,514
PulteGroup Inc.	162,253	3,510
Garmin Ltd.	55,218	3,164
* Toll Brothers Inc.	80,208	2,806
Leggett & Platt Inc.	65,659	2,764
* NVR Inc.	1,898	2,389
* Tempur Sealy International Inc.	29,244	1,668
Tupperware Brands Corp.	23,989	1,613
* TRI Pointe Homes Inc.	68,614	1,047
* Helen of Troy Ltd.	13,463	871
Ryland Group Inc.	22,025	862
* GoPro Inc. Class A	9,590	748
* Meritage Homes Corp.	17,442	684
KB Home	38,792	682
La-Z-Boy Inc.	24,886	647

* Standard Pacific Corp.	72,828	550
MDC Holdings Inc.	18,778	494
* Universal Electronics Inc.	7,828	474
* iRobot Corp.	12,910	470
Ethan Allen Interiors Inc.	12,525	371
* Libbey Inc.	10,159	305
* Taylor Morrison Home Corp. Class A	15,474	299
* Cavco Industries Inc.	3,820	283
* M/I Homes Inc.	12,258	281
* Beazer Homes USA Inc.	12,947	258
* Hovnanian Enterprises Inc. Class A	53,060	228
* William Lyon Homes Class A	7,905	163
* WCI Communities Inc.	8,598	160
* Installed Building Products Inc.	9,121	155
* Century Communities Inc.	7,701	133
NACCO Industries Inc. Class A	2,230	129
* LGI Homes Inc.	7,530	120
		59,833
Internet & Catalog Retail (9.1%)
* Amazon.com Inc.	187,514	63,500
* Priceline Group Inc.	25,051	29,064
* Netflix Inc.	27,263	9,449
* Liberty Interactive Corp. Class A	216,051	6,298
Expedia Inc.	49,118	4,279
* TripAdvisor Inc.	56,022	4,126
* Liberty Ventures Class A	64,956	2,380
* Groupon Inc. Class A	209,340	1,576
HSN Inc.	16,293	1,188
* Liberty TripAdvisor Holdings Inc. Class A	33,581	880
* Shutterfly Inc.	18,061	772
* zulily Inc. Class A	16,592	477
* Lands' End Inc.	8,404	400
* Coupons.com Inc.	25,942	396
* Orbitz Worldwide Inc.	41,697	319
* FTD Cos. Inc.	8,816	305
Nutrisystem Inc.	13,826	262
* RetailMeNot Inc.	14,803	218
* Blue Nile Inc.	5,326	184
* Overstock.com Inc.	6,913	172
* 1-800-Flowers.com Inc. Class A	11,666	100
		126,345
Leisure Products (1.2%)
Mattel Inc.	160,921	5,077
Polaris Industries Inc.	29,937	4,691
Hasbro Inc.	54,757	3,242
• Brunswick Corp.	44,486	2,210
Sturm Ruger & Co. Inc.	9,118	347
Callaway Golf Co.	37,181	276
* Smith & Wesson Holding Corp.	25,903	258
Arctic Cat Inc.	6,536	216
* LeapFrog Enterprises Inc.	29,769	163
		16,480
Media (27.3%)
Walt Disney Co.	778,590	72,027
Comcast Corp. Class A	930,841	53,095
Time Warner Inc.	408,050	34,733

Twenty-First Century Fox Inc. Class A	692,021	25,466
* DIRECTV	227,867	19,986
Time Warner Cable Inc.	133,467	19,924
Comcast Corp.	300,140	17,051
* Liberty Global plc	303,674	15,159
Viacom Inc. Class B	177,637	13,435
CBS Corp. Class B	232,997	12,787
Omnicom Group Inc.	119,860	9,262
* DISH Network Corp. Class A	106,160	8,430
Twenty-First Century Fox Inc.	181,998	6,435
* Charter Communications Inc. Class A	36,374	6,173
* Liberty Global plc Class A	118,450	6,158
* Discovery Communications Inc.	133,250	4,532
* Sirius XM Holdings Inc.	1,218,586	4,423
Interpublic Group of Cos. Inc.	200,643	4,071
* Liberty Media Corp.	97,775	3,572
Gannett Co. Inc.	107,886	3,512
Scripps Networks Interactive Inc. Class A	37,875	2,961
* News Corp. Class A	186,798	2,899
* Discovery Communications Inc. Class A	70,106	2,447
* Madison Square Garden Co. Class A	30,582	2,234
* Lamar Advertising Co. Class A	38,517	2,053
Cablevision Systems Corp. Class A	92,544	1,880
* AMC Networks Inc. Class A	28,849	1,871
Cinemark Holdings Inc.	50,010	1,816
* Live Nation Entertainment Inc.	66,349	1,778
* Liberty Media Corp. Class A	44,420	1,633
John Wiley & Sons Inc. Class A	22,823	1,363
Lions Gate Entertainment Corp.	39,268	1,331
* Liberty Broadband Corp.	24,443	1,330
* Starz	40,149	1,325
Time Inc.	52,753	1,263
Regal Entertainment Group Class A	41,619	961
Sinclair Broadcast Group Inc. Class A	32,303	942
Meredith Corp.	17,795	939
New York Times Co. Class A	63,555	807
* DreamWorks Animation SKG Inc. Class A	32,635	778
Nexstar Broadcasting Group Inc. Class A	14,447	741
* News Corp. Class B	46,294	697
Morningstar Inc.	9,453	631
* Liberty Broadband Corp. Class A	11,279	619
* Loral Space & Communications Inc.	6,295	494
Scholastic Corp.	13,340	474
National CineMedia Inc.	28,672	406
* Rentrak Corp.	4,700	395
* Carmike Cinemas Inc.	11,245	333
New Media Investment Group Inc.	15,670	318
* EW Scripps Co. Class A	14,917	292
* Media General Inc.	18,691	286
AMC Entertainment Holdings Inc.	10,194	267
* Gray Television Inc.	23,829	248
* Cumulus Media Inc. Class A	61,898	247
World Wrestling Entertainment Inc. Class A	16,561	191
Entravision Communications Corp. Class A	29,156	188
* Journal Communications Inc. Class A	18,409	183
Harte-Hanks Inc.	21,576	132
Clear Channel Outdoor Holdings Inc. Class A	16,816	130

*	SFX Entertainment Inc.	22,946	100
*	Entercom Communications Corp. Class A	9,196	98
			380,312
Multiline Retail (5.0%)
	Target Corp.	287,506	21,275
	Macy's Inc.	168,703	10,951
*	Dollar General Corp.	144,803	9,664
*	Dollar Tree Inc.	98,412	6,727
	Kohl's Corp.	98,978	5,901
	Nordstrom Inc.	67,363	5,144
	Family Dollar Stores Inc.	48,823	3,859
	Dillard's Inc. Class A	12,288	1,449
	Big Lots Inc.	26,421	1,342
*	JC Penney Co. Inc.	143,383	1,149
*	Burlington Stores Inc.	19,519	872
*,^ Sears Holdings Corp.		15,153	547
*	Tuesday Morning Corp.	20,481	436
	Fred's Inc. Class A	17,340	269
			69,585
Specialty Retail (18.9%)
	Home Depot Inc.	642,560	63,870
	Lowe's Cos. Inc.	471,220	30,078
	TJX Cos. Inc.	330,776	21,884
	L Brands Inc.	118,566	9,592
	Ross Stores Inc.	100,773	9,219
*	O'Reilly Automotive Inc.	49,514	9,048
*	AutoZone Inc.	15,573	8,997
*	Bed Bath & Beyond Inc.	96,374	7,071
	Tiffany & Co.	61,743	6,663
*	CarMax Inc.	104,568	5,958
	Best Buy Co. Inc.	141,473	5,575
	Advance Auto Parts Inc.	34,765	5,113
	Tractor Supply Co.	65,752	5,058
	Signet Jewelers Ltd.	36,578	4,790
	Gap Inc.	113,890	4,510
	Staples Inc.	307,799	4,328
	Foot Locker Inc.	68,605	3,930
*	Ulta Salon Cosmetics & Fragrance Inc.	29,082	3,679
	PetSmart Inc.	45,067	3,549
	Williams-Sonoma Inc.	42,453	3,165
	Dick's Sporting Goods Inc.	46,372	2,347
*	Sally Beauty Holdings Inc.	74,046	2,344
*	AutoNation Inc.	36,741	2,184
	GameStop Corp. Class A	54,763	2,071
	GNC Holdings Inc. Class A	43,165	1,909
*	Urban Outfitters Inc.	51,115	1,652
*	Office Depot Inc.	243,739	1,616
	CST Brands Inc.	35,874	1,566
*	Murphy USA Inc.	22,170	1,413
*	Restoration Hardware Holdings Inc.	15,149	1,280
*	Cabela's Inc.	23,413	1,270
	DSW Inc. Class A	35,568	1,262
	American Eagle Outfitters Inc.	82,907	1,169
	Chico's FAS Inc.	69,092	1,096
	Penske Automotive Group Inc.	21,539	1,020
	Abercrombie & Fitch Co.	34,511	996

* Asbury Automotive Group Inc.	13,144	995
* Five Below Inc.	20,440	954
Group 1 Automotive Inc.	10,268	919
* Genesco Inc.	11,222	913
Men's Wearhouse Inc.	19,057	890
Aaron's Inc.	30,579	868
Rent-A-Center Inc.	25,049	864
* Ascena Retail Group Inc.	64,501	864
* Lumber Liquidators Holdings Inc.	13,139	836
Lithia Motors Inc. Class A	11,296	830
* ANN Inc.	22,327	820
Monro Muffler Brake Inc.	14,461	792
Buckle Inc.	13,709	702
* Vitamin Shoppe Inc.	14,496	694
* Select Comfort Corp.	25,885	682
Guess? Inc.	29,975	680
Brown Shoe Co. Inc.	20,156	660
Finish Line Inc. Class A	22,841	652
* Hibbett Sports Inc.	12,231	614
* Express Inc.	40,518	606
Children's Place Inc.	10,797	605
Pier 1 Imports Inc.	42,571	587
* Outerwall Inc.	8,223	578
Cato Corp. Class A	12,497	501
* Mattress Firm Holding Corp.	6,439	457
* Conn's Inc.	12,793	439
* Barnes & Noble Inc.	18,380	429
Sonic Automotive Inc. Class A	16,188	417
* Zumiez Inc.	10,593	379
Stage Stores Inc.	15,403	316
* Francesca's Holdings Corp.	20,644	262
* Pep Boys-Manny Moe & Jack	23,159	226
* MarineMax Inc.	11,627	215
Stein Mart Inc.	14,419	205
Haverty Furniture Cos. Inc.	9,624	203
* Container Store Group Inc.	9,064	197
* America's Car-Mart Inc.	3,739	192
* Kirkland's Inc.	7,080	154
Shoe Carnival Inc.	7,372	149
* Tile Shop Holdings Inc.	11,077	111
* Systemax Inc.	7,503	97
Winmark Corp.	1,029	83
* Sears Hometown and Outlet Stores Inc.	6,036	79
		263,988
Textiles, Apparel & Luxury Goods (7.1%)
NIKE Inc. Class B	329,783	32,744
VF Corp.	164,729	12,383
* Michael Kors Holdings Ltd.	98,039	7,521
* Under Armour Inc. Class A	79,213	5,742
Hanesbrands Inc.	47,652	5,514
Ralph Lauren Corp. Class A	29,108	5,382
PVH Corp.	39,146	4,977
Coach Inc.	131,009	4,863
* Fossil Group Inc.	22,637	2,529
* lululemon athletica Inc.	51,641	2,489
Carter's Inc.	25,434	2,116
* Kate Spade & Co.	60,150	1,927

*	Deckers Outdoor Corp.		16,456	1,592
	Wolverine World Wide Inc.		48,741	1,487
*	Skechers U.S.A. Inc. Class A		19,455	1,195
*	Steven Madden Ltd.		28,397	968
*	Iconix Brand Group Inc.		21,815	882
*	G-III Apparel Group Ltd.		9,475	838
	Columbia Sportswear Co.		13,581	612
*	Tumi Holdings Inc.		27,470	601
*	Crocs Inc.		42,045	558
	Oxford Industries Inc.		7,233	479
*	Vince Holding Corp.		7,842	291
	Movado Group Inc.		9,136	263
*	Vera Bradley Inc.		10,261	236
*	Unifi Inc.		7,983	227
*	Sequential Brands Group Inc.		13,665	168
*	Quiksilver Inc.		61,012	124
				98,708
Total Common Stocks (Cost $1,157,650)				1,391,790

		Coupon
Temporary Cash Investment (0.1%)
1,2 Vanguard Market Liquidity Fund (Cost $761)		0.116%	760,946	761
Total Investments (100.0%) (Cost $1,158,411)				1,392,551
Other Assets and Liabilities-Net (0.0%)2				(9)
Net Assets (100%)				1,392,542

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $760,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $761,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

Consumer Discretionary Index Fund

C. At November 30, 2014, the cost of investment securities for tax purposes was $1,158,411,000. Net unrealized appreciation of investment securities for tax purposes was $234,140,000, consisting of unrealized gains of $260,697,000 on securities that had risen in value since their purchase and $26,557,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Beverages (20.2%)
	Coca-Cola Co.	5,042,669	226,063
	PepsiCo Inc.	1,899,395	190,130
*	Monster Beverage Corp.	209,371	23,481
*	Constellation Brands Inc. Class A	243,342	23,458
	Dr Pepper Snapple Group Inc.	297,016	21,979
	Brown-Forman Corp. Class B	179,305	17,402
	Molson Coors Brewing Co. Class B	223,545	17,291
	Coca-Cola Enterprises Inc.	381,569	16,766
*	Boston Beer Co. Inc. Class A	16,996	4,469
	Coca-Cola Bottling Co. Consolidated	18,854	1,783
			542,822
Food & Staples Retailing (24.0%)
	Wal-Mart Stores Inc.	2,016,731	176,545
	CVS Health Corp.	1,403,907	128,261
	Walgreen Co.	1,263,060	86,659
	Costco Wholesale Corp.	609,157	86,573
	Kroger Co.	680,796	40,739
	Sysco Corp.	832,093	33,500
	Whole Foods Market Inc.	521,177	25,553
	Safeway Inc.	353,036	12,300
*	Rite Aid Corp.	1,532,653	8,399
*	Sprouts Farmers Market Inc.	209,555	6,662
*	United Natural Foods Inc.	82,117	6,174
	Casey's General Stores Inc.	65,482	5,482
*	SUPERVALU Inc.	430,527	4,030
	PriceSmart Inc.	38,024	3,687
*	Fresh Market Inc.	82,548	3,381
	SpartanNash Co.	143,199	3,341
	Andersons Inc.	59,312	3,205
*	Pantry Inc.	89,159	2,367
	Weis Markets Inc.	40,195	1,854
*	Chefs' Warehouse Inc.	95,314	1,641
*	Natural Grocers by Vitamin Cottage Inc.	67,550	1,518
	Ingles Markets Inc. Class A	52,529	1,426
	Village Super Market Inc. Class A	50,178	1,205
*	Roundy's Inc.	1,067	4
			644,506
Food Products (20.6%)
	Mondelez International Inc. Class A	2,341,390	91,782
	Kraft Foods Group Inc.	833,408	50,146
	Archer-Daniels-Midland Co.	910,746	47,978
	General Mills Inc.	875,297	46,172
	Mead Johnson Nutrition Co.	287,709	29,876
	Keurig Green Mountain Inc.	180,354	25,636
	Kellogg Co.	386,597	25,612
	ConAgra Foods Inc.	611,982	22,350
	Hershey Co.	221,132	22,175
	Tyson Foods Inc. Class A	476,471	20,174

	Bunge Ltd.	211,907	19,235
	JM Smucker Co.	155,243	15,923
	Campbell Soup Co.	303,241	13,731
	McCormick & Co. Inc.	175,820	13,069
	Hormel Foods Corp.	218,145	11,579
*	WhiteWave Foods Co. Class A	275,277	10,083
	Ingredion Inc.	115,548	9,617
*	Hain Celestial Group Inc.	78,788	8,920
	Flowers Foods Inc.	312,349	6,091
	Pinnacle Foods Inc.	169,343	5,763
*	TreeHouse Foods Inc.	70,700	5,723
*	Darling Ingredients Inc.	280,921	5,225
*,^ Pilgrim's Pride Corp.		158,428	5,117
*	Post Holdings Inc.	90,728	3,629
	Sanderson Farms Inc.	41,454	3,599
	Lancaster Colony Corp.	37,599	3,531
	J&J Snack Foods Corp.	31,056	3,262
	Dean Foods Co.	189,440	3,230
	Cal-Maine Foods Inc.	76,207	3,192
	B&G Foods Inc.	109,999	3,148
	Snyder's-Lance Inc.	102,518	3,104
	Fresh Del Monte Produce Inc.	91,914	3,103
*	Chiquita Brands International Inc.	145,955	2,110
*	Diamond Foods Inc.	69,970	2,084
*	Boulder Brands Inc.	185,524	2,004
	Calavo Growers Inc.	44,691	1,919
	Tootsie Roll Industries Inc.	64,566	1,881
	Limoneira Co.	56,262	1,443
*	Seneca Foods Corp. Class A	49,236	1,332
			554,548
Household Products (19.7%)
	Procter & Gamble Co.	3,529,735	319,194
	Colgate-Palmolive Co.	1,279,441	89,036
	Kimberly-Clark Corp.	527,383	61,487
	Clorox Co.	187,230	19,026
	Church & Dwight Co. Inc.	198,941	15,261
	Energizer Holdings Inc.	93,139	12,110
	Spectrum Brands Holdings Inc.	45,821	4,214
*	Harbinger Group Inc.	234,972	3,224
	WD-40 Co.	35,475	2,700
*	Central Garden and Pet Co. Class A	172,377	1,422
*	Central Garden and Pet Co.	153,361	1,123
			528,797
Personal Products (2.1%)
	Estee Lauder Cos. Inc. Class A	333,694	24,740
	Avon Products Inc.	706,284	6,908
	Herbalife Ltd.	135,582	5,864
	Nu Skin Enterprises Inc. Class A	102,767	4,296
	Coty Inc. Class A	158,619	3,210
*	USANA Health Sciences Inc.	22,861	2,438
*	Revlon Inc. Class A	53,288	1,756
	Inter Parfums Inc.	64,222	1,647
*	IGI Laboratories Inc.	151,898	1,590
*	Elizabeth Arden Inc.	90,595	1,575
*	Medifast Inc.	53,043	1,565
			55,589

Tobacco (13.4%)
Philip Morris International Inc.		1,952,784	169,755
Altria Group Inc.		2,422,083	121,734
Lorillard Inc.		536,349	33,865
Reynolds American Inc.		466,949	30,777
Vector Group Ltd.		156,907	3,413
Universal Corp.		58,651	2,345
			361,889
Total Common Stocks (Cost $2,045,817)			2,688,151

	Coupon
Temporary Cash Investment (0.1%)
1,2 Vanguard Market Liquidity Fund (Cost
$3,437)	0.116%	3,436,646	3,437
Total Investments (100.1%) (Cost $2,049,254)			2,691,588
Other Assets and Liabilities-Net (-0.1%)2			(1,793)
Net Assets (100%)			2,689,795

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,230,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,300,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $2,049,254,000. Net unrealized appreciation of investment securities for tax purposes was $642,334,000, consisting of unrealized gains of $655,088,000 on securities that had risen in value since their purchase and $12,754,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Biotechnology (22.1%)
*	Gilead Sciences Inc.	2,210,562	221,764
	Amgen Inc.	1,110,809	183,628
*	Celgene Corp.	1,169,176	132,924
*	Biogen Idec Inc.	345,316	106,250
*	Alexion Pharmaceuticals Inc.	289,318	56,388
*	Regeneron Pharmaceuticals Inc.	115,948	48,247
*	Vertex Pharmaceuticals Inc.	348,218	41,048
*	BioMarin Pharmaceutical Inc.	215,235	19,311
*	Incyte Corp.	221,851	16,761
*	Pharmacyclics Inc.	93,544	13,039
*	Medivation Inc.	112,429	13,029
*	Alkermes plc	213,412	11,742
*	Alnylam Pharmaceuticals Inc.	95,099	9,562
*	United Therapeutics Corp.	69,171	9,170
*	Puma Biotechnology Inc.	39,680	9,008
*	Isis Pharmaceuticals Inc.	172,190	8,918
*	Cubist Pharmaceuticals Inc.	110,772	8,398
*	Cepheid	102,698	5,657
*	Seattle Genetics Inc.	153,395	5,590
*	NPS Pharmaceuticals Inc.	148,292	4,920
*	Receptos Inc.	36,330	4,915
*,^ Myriad Genetics Inc.		106,987	3,587
*	ACADIA Pharmaceuticals Inc.	116,293	3,474
*	Exact Sciences Corp.	121,822	3,024
*	Intercept Pharmaceuticals Inc.	20,302	2,918
*,^ OPKO Health Inc.		344,786	2,889
*	Dyax Corp.	200,074	2,809
*	Celldex Therapeutics Inc.	130,965	2,656
*	Synageva BioPharma Corp.	29,340	2,382
*	Ironwood Pharmaceuticals Inc. Class A	167,837	2,323
*	Agios Pharmaceuticals Inc.	22,830	2,301
*	Neurocrine Biosciences Inc.	111,866	2,229
*,^ Keryx Biopharmaceuticals Inc.		134,765	2,143
*	Acorda Therapeutics Inc.	58,045	2,116
*,^ MannKind Corp.		323,535	1,990
*	Novavax Inc.	348,581	1,861
*	ARIAD Pharmaceuticals Inc.	261,104	1,856
	PDL BioPharma Inc.	223,793	1,849
*	Anacor Pharmaceuticals Inc.	52,693	1,817
*	Portola Pharmaceuticals Inc.	56,310	1,583
*	Chimerix Inc.	44,288	1,561
*	Intrexon Corp.	58,755	1,559
*	Clovis Oncology Inc.	32,220	1,533
*	PTC Therapeutics Inc.	31,783	1,422
*	MiMedx Group Inc.	123,450	1,365
*	Halozyme Therapeutics Inc.	155,491	1,365
*	Arena Pharmaceuticals Inc.	322,932	1,353
*	Ligand Pharmaceuticals Inc.	24,635	1,327
*	Achillion Pharmaceuticals Inc.	101,067	1,301

*	ImmunoGen Inc.	125,659	1,293
*	Merrimack Pharmaceuticals Inc.	138,267	1,266
*	Ultragenyx Pharmaceutical Inc.	28,205	1,229
*	Bluebird Bio Inc.	29,484	1,216
*	Sangamo BioSciences Inc.	99,416	1,201
*	Emergent Biosolutions Inc.	47,092	1,171
*	Repligen Corp.	46,090	1,054
*,^ NewLink Genetics Corp.		26,935	1,052
*	AMAG Pharmaceuticals Inc.	27,697	1,030
*	TESARO Inc.	29,209	1,008
*	Prothena Corp. plc	40,525	982
*	Sarepta Therapeutics Inc.	57,589	976
*	Infinity Pharmaceuticals Inc.	64,927	975
*	Ophthotech Corp.	22,379	966
*	Insmed Inc.	68,169	962
*,^ Orexigen Therapeutics Inc.		161,258	934
*	BioCryst Pharmaceuticals Inc.	85,410	923
*,^ Karyopharm Therapeutics Inc.		21,621	905
*,^ Raptor Pharmaceutical Corp.		92,650	891
*	KYTHERA Biopharmaceuticals Inc.	22,010	842
*	Aegerion Pharmaceuticals Inc.	39,575	834
*	Momenta Pharmaceuticals Inc.	70,668	829
*	Acceleron Pharma Inc.	21,156	820
*	MacroGenics Inc.	28,955	818
*	Inovio Pharmaceuticals Inc.	83,573	809
*	Genomic Health Inc.	23,006	765
*	Array BioPharma Inc.	175,064	705
*	Spectrum Pharmaceuticals Inc.	97,759	705
*	Insys Therapeutics Inc.	17,999	697
*,^ Regulus Therapeutics Inc.		36,113	677
*	XOMA Corp.	117,210	667
*	TG Therapeutics Inc.	41,643	621
*	Dynavax Technologies Corp.	39,422	586
*,^ Organovo Holdings Inc.		92,831	586
*	Kite Pharma Inc.	13,953	586
*	Immunomedics Inc.	133,367	551
*	OvaScience Inc.	21,211	536
*	Vital Therapies Inc.	24,257	502
*	Auspex Pharmaceuticals Inc.	19,912	482
*	Exelixis Inc.	289,178	480
*	Enanta Pharmaceuticals Inc.	9,455	444
*,^ Foundation Medicine Inc.		18,657	441
*	Lexicon Pharmaceuticals Inc.	418,655	427
*	Radius Health Inc.	16,567	409
*	Epizyme Inc.	14,861	340
*	Osiris Therapeutics Inc.	24,912	328
*	OncoMed Pharmaceuticals Inc.	13,971	308
*	Xencor Inc.	26,617	298
*	Synta Pharmaceuticals Corp.	94,015	298
*	Hyperion Therapeutics Inc.	13,940	286
*	Zafgen Inc.	11,575	273
*	Versartis Inc.	14,097	254
*	Alder Biopharmaceuticals Inc.	11,217	183
*	Ardelyx Inc.	6,751	181
*	Akebia Therapeutics Inc.	13,281	160
*	Synergy Pharmaceuticals Inc.	358	1
*	Protalix BioTherapeutics Inc.	339	1

*	Rigel Pharmaceuticals Inc.	317	1
*,^ Navidea Biopharmaceuticals Inc.		545	1
*	Sunesis Pharmaceuticals Inc.	182	—
			1,027,628
Health Care Equipment & Supplies (16.3%)
	Medtronic Inc.	1,432,370	105,809
	Abbott Laboratories	2,198,821	97,869
	Covidien plc	660,561	66,717
	Baxter International Inc.	792,273	57,836
	Stryker Corp.	498,459	46,312
	Becton Dickinson and Co.	280,637	39,382
	St. Jude Medical Inc.	416,389	28,298
	Zimmer Holdings Inc.	246,978	27,733
*	Intuitive Surgical Inc.	52,594	27,232
*	Boston Scientific Corp.	1,939,033	24,955
*	Edwards Lifesciences Corp.	155,118	20,116
	CR Bard Inc.	109,145	18,265
*	CareFusion Corp.	296,633	17,552
*	Varian Medical Systems Inc.	150,957	13,361
	Cooper Cos. Inc.	70,613	11,927
	DENTSPLY International Inc.	207,501	11,408
*	IDEXX Laboratories Inc.	73,558	10,986
	ResMed Inc.	204,906	10,901
*	Hologic Inc.	325,565	8,725
*	Sirona Dental Systems Inc.	84,498	7,300
	Teleflex Inc.	60,518	7,211
*	Align Technology Inc.	101,225	5,760
*	DexCom Inc.	110,350	5,679
	STERIS Corp.	86,728	5,529
	West Pharmaceutical Services Inc.	103,657	5,391
*	Alere Inc.	115,382	4,603
	Hill-Rom Holdings Inc.	84,171	3,852
*	Insulet Corp.	81,679	3,805
*	NuVasive Inc.	68,747	3,020
*	Haemonetics Corp.	75,924	2,804
*	Halyard Health Inc.	69,307	2,717
*	Thoratec Corp.	83,365	2,600
*	Neogen Corp.	54,178	2,401
	Cantel Medical Corp.	51,655	2,249
*	Cyberonics Inc.	39,076	2,081
*	Wright Medical Group Inc.	70,081	2,053
*	Masimo Corp.	76,746	2,015
*	Spectranetics Corp.	61,233	2,010
*	ABIOMED Inc.	56,262	1,998
*	Integra LifeSciences Holdings Corp.	38,241	1,883
*	Greatbatch Inc.	36,591	1,814
	Abaxis Inc.	31,533	1,810
*	HeartWare International Inc.	23,852	1,754
	CONMED Corp.	39,937	1,694
*	ICU Medical Inc.	20,150	1,686
*	Natus Medical Inc.	47,321	1,620
*	Globus Medical Inc.	67,060	1,545
*	NxStage Medical Inc.	86,745	1,499
*	Tornier NV	53,934	1,439
	Analogic Corp.	18,229	1,328
*	Cardiovascular Systems Inc.	41,841	1,283
*	Endologix Inc.	97,939	1,257

*	Zeltiq Aesthetics Inc.	44,526	1,219
*	Quidel Corp.	42,640	1,188
	Meridian Bioscience Inc.	61,096	1,005
*	Merit Medical Systems Inc.	60,599	897
*	Anika Therapeutics Inc.	21,599	883
*	Volcano Corp.	76,002	841
*	Cynosure Inc. Class A	29,332	809
*	Orthofix International NV	27,995	782
*	Accuray Inc.	112,811	777
	Atrion Corp.	2,315	752
*	OraSure Technologies Inc.	83,151	749
*	AngioDynamics Inc.	39,862	698
	Invacare Corp.	44,378	671
*	GenMark Diagnostics Inc.	57,914	658
*	Rockwell Medical Inc.	69,325	620
*	LDR Holding Corp.	17,483	570
*	Symmetry Medical Inc.	56,300	507
*,^ Unilife Corp.		147,009	460
*	SurModics Inc.	20,728	435
*	STAAR Surgical Co.	45,285	417
*	K2M Group Holdings Inc.	18,923	358
*	Inogen Inc.	12,264	298
*	Tandem Diabetes Care Inc.	16,370	231
*	Wright Medical Group Inc. CVR Exp. 12/31/2049	14,554	64
*	Antares Pharma Inc.	470	1
*	Exactech Inc.	41	1
*	PhotoMedex Inc.	46	—
			756,965
Health Care Providers & Services (17.1%)
	UnitedHealth Group Inc.	1,420,846	140,138
*	Express Scripts Holding Co.	1,090,140	90,645
	McKesson Corp.	338,660	71,376
	WellPoint Inc.	401,053	51,299
	Aetna Inc.	518,593	45,242
	Cardinal Health Inc.	492,329	40,465
	Cigna Corp.	385,745	39,689
	Humana Inc.	225,634	31,131
*	HCA Holdings Inc.	442,650	30,848
	AmerisourceBergen Corp. Class A	328,259	29,888
*	DaVita HealthCare Partners Inc.	251,475	19,245
*	Henry Schein Inc.	124,209	17,041
	Universal Health Services Inc. Class B	134,471	14,068
	Quest Diagnostics Inc.	211,340	13,803
*	Laboratory Corp. of America Holdings	124,291	13,006
	Omnicare Inc.	143,171	10,068
*	MEDNAX Inc.	146,871	9,614
*	Brookdale Senior Living Inc.	266,248	9,431
*	Centene Corp.	81,358	8,036
*	Community Health Systems Inc.	169,431	7,977
*	Envision Healthcare Holdings Inc.	201,078	7,110
*	Tenet Healthcare Corp.	143,193	6,880
*	Health Net Inc.	117,506	6,037
*	Team Health Holdings Inc.	103,322	5,906
	Patterson Cos. Inc.	121,568	5,857
*	VCA Inc.	120,037	5,681
	HealthSouth Corp.	128,754	5,296
*	WellCare Health Plans Inc.	64,259	4,738

* LifePoint Hospitals Inc.	66,221	4,582
* Acadia Healthcare Co. Inc.	69,929	4,336
* Amsurg Corp.	70,627	3,642
Owens & Minor Inc.	92,524	3,165
* MWI Veterinary Supply Inc.	18,908	3,090
Chemed Corp.	25,650	2,824
* Magellan Health Inc.	42,099	2,576
* Air Methods Corp.	54,729	2,429
* Molina Healthcare Inc.	44,169	2,258
* ExamWorks Group Inc.	54,599	2,148
Kindred Healthcare Inc.	102,551	2,040
Select Medical Holdings Corp.	124,841	1,801
* Premier Inc. Class A	47,639	1,621
* AMN Healthcare Services Inc.	68,294	1,169
Ensign Group Inc.	29,457	1,161
* Hanger Inc.	52,074	1,117
* IPC The Hospitalist Co. Inc.	25,147	1,109
* Amedisys Inc.	41,431	1,053
* Bio-Reference Laboratories Inc.	36,682	1,038
* Capital Senior Living Corp.	40,446	1,029
* PharMerica Corp.	44,552	972
National Healthcare Corp.	13,791	831
* Gentiva Health Services Inc.	40,390	784
* Triple-S Management Corp. Class B	33,246	769
* Healthways Inc.	46,984	732
* Providence Service Corp.	18,362	719
US Physical Therapy Inc.	17,887	695
* BioScrip Inc.	102,454	664
* Surgical Care Affiliates Inc.	20,270	645
* CorVel Corp.	16,769	581
* Universal American Corp.	58,584	516
Landauer Inc.	13,877	458
* LHC Group Inc.	18,767	441
* Adeptus Health Inc. Class A	8,573	261
* National Research Corp. Class A	16,425	233
* National Research Corp. Class B	2,281	77
		794,081
Health Care Technology (1.2%)
* Cerner Corp.	449,015	28,917
* athenahealth Inc.	55,579	6,519
* Medidata Solutions Inc.	75,029	3,205
* Allscripts Healthcare Solutions Inc.	251,389	3,022
* HMS Holdings Corp.	128,948	2,690
* IMS Health Holdings Inc.	97,232	2,431
* Veeva Systems Inc. Class A	56,901	1,869
* Omnicell Inc.	53,802	1,732
* MedAssets Inc.	88,880	1,719
Quality Systems Inc.	66,941	986
* HealthStream Inc.	32,457	930
Computer Programs & Systems Inc.	15,634	918
* Castlight Health Inc. Class B	18,592	231
* Vocera Communications Inc.	81	1
		55,170
Life Sciences Tools & Services (4.5%)
Thermo Fisher Scientific Inc.	584,073	75,515
* Illumina Inc.	204,009	38,943

	Agilent Technologies Inc.	487,523	20,837
*	Waters Corp.	122,935	14,248
*	Mettler-Toledo International Inc.	42,261	12,393
*	Covance Inc.	82,680	8,485
	PerkinElmer Inc.	165,348	7,518
*	Quintiles Transnational Holdings Inc.	99,691	5,764
	Bio-Techne Corp.	54,200	4,965
*	PAREXEL International Corp.	80,285	4,697
*	Charles River Laboratories International Inc.	68,566	4,440
*	Bio-Rad Laboratories Inc. Class A	29,604	3,517
*	Bruker Corp.	172,223	3,303
*	Fluidigm Corp.	41,470	1,279
*	Luminex Corp.	56,864	1,052
*	Cambrex Corp.	45,297	1,030
*	Affymetrix Inc.	107,068	978
*,^ Accelerate Diagnostics Inc.		36,326	735
*	Albany Molecular Research Inc.	35,479	577
*	Pacific Biosciences of California Inc.	82,297	556
*,^ Sequenom Inc.		174,914	525
			211,357
Other (0.0%)1
*	Cubist Pharmaceuticals, Inc. CVR	31,107	4
*	Durata Therapeutics Inc CVR Exp. 12/31/2018	48	—
			4
Pharmaceuticals (38.8%)
	Johnson & Johnson	4,124,008	446,424
	Pfizer Inc.	9,272,038	288,824
	Merck & Co. Inc.	4,218,119	254,774
	AbbVie Inc.	2,327,504	161,063
	Bristol-Myers Squibb Co.	2,424,375	143,159
*	Actavis plc	386,423	104,570
	Eli Lilly & Co.	1,470,432	100,166
	Allergan Inc.	434,565	92,949
	Zoetis Inc.	732,951	32,931
*	Mylan Inc.	547,044	32,062
	Perrigo Co. plc	195,797	31,365
*	Jazz Pharmaceuticals plc	88,149	15,610
*	Mallinckrodt plc	166,206	15,327
*	Hospira Inc.	246,884	14,724
*	Endo International plc	176,764	12,934
*	Salix Pharmaceuticals Ltd.	93,125	9,563
*	Pacira Pharmaceuticals Inc.	49,852	4,683
*	Akorn Inc.	114,603	4,592
*	Avanir Pharmaceuticals Inc.	278,343	4,153
*	Impax Laboratories Inc.	98,242	3,139
*	Nektar Therapeutics	186,723	3,113
*	Medicines Co.	95,907	2,571
*	Prestige Brands Holdings Inc.	76,361	2,554
*	Auxilium Pharmaceuticals Inc.	69,923	2,416
	Theravance Inc.	126,146	1,909
*	Lannett Co. Inc.	36,613	1,799
*	Horizon Pharma plc	114,279	1,460
*	Depomed Inc.	85,347	1,322
*	Omeros Corp.	48,039	1,073
*	BioDelivery Sciences International Inc.	64,893	996
*	Sagent Pharmaceuticals Inc.	30,769	887

*	XenoPort Inc.			91,498	814
	Phibro Animal Health Corp. Class A			21,597	660
*	SciClone Pharmaceuticals Inc.			68,580	582
*	TherapeuticsMD Inc.			150,462	578
*	Theravance Biopharma Inc.			35,270	558
*	Aerie Pharmaceuticals Inc.			20,981	553
*	Aratana Therapeutics Inc.			41,034	544
*	VIVUS Inc.			137,569	461
*	Cempra Inc.			31,435	452
*	Intra-Cellular Therapies Inc.			27,999	402
*	ZS Pharma Inc.			9,097	391
*	Relypsa Inc.			14,808	369
*	Revance Therapeutics Inc.			22,240	366
*	AcelRx Pharmaceuticals Inc.			43,057	287
*	Amphastar Pharmaceuticals Inc.			16,257	170
*	Endocyte Inc.			125	1
*	Repros Therapeutics Inc.			93	1
*	Ampio Pharmaceuticals Inc.			188	1
					1,800,302
Total Common Stocks (Cost $3,367,391)					4,645,507
		Coupon
Temporary Cash Investments (0.2%)
2,3 Vanguard Market Liquidity Fund		0.116%		8,193,000	8,193
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.055%	12/3/14	600	600
4	Federal Home Loan Bank Discount Notes	0.030%	12/19/14	100	100
					700
Total Temporary Cash Investments (Cost $8,893)					8,893
Total Investments (100.2%) (Cost $3,376,284)					4,654,400
Other Assets and Liabilities-Net (-0.2%)3					(9,068)
Net Assets (100%)					4,645,332

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,812,000.
1 “Other” represents securities that are not classified by the fund’s benchmark index.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $6,244,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing

Health Care Index Fund

services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,645,503	—	4
Temporary Cash Investments	8,193	700	—
Total	4,653,696	700	4

C. At November 30, 2014, the cost of investment securities for tax purposes was $3,376,284,000. Net unrealized appreciation of investment securities for tax purposes was $1,278,116,000, consisting of unrealized gains of $1,283,428,000 on securities that had risen in value since their purchase and $5,312,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Banks (33.0%)
	Wells Fargo & Co.	3,206,375	174,683
	JPMorgan Chase & Co.	2,458,597	147,909
	Bank of America Corp.	6,873,771	117,129
	Citigroup Inc.	1,981,821	106,959
	US Bancorp	1,178,062	52,070
	PNC Financial Services Group Inc.	353,257	30,899
	BB&T Corp.	470,120	17,672
	SunTrust Banks Inc.	346,837	13,627
	Fifth Third Bancorp	545,157	10,969
	M&T Bank Corp.	77,746	9,798
	Regions Financial Corp.	900,707	9,070
	KeyCorp	571,419	7,714
	CIT Group Inc.	121,309	5,920
	Comerica Inc.	118,081	5,504
	Huntington Bancshares Inc	533,815	5,397
	First Republic Bank	85,622	4,412
*	Signature Bank	32,878	3,987
	Zions Bancorporation	132,746	3,725
*	SVB Financial Group	33,246	3,496
	East West Bancorp Inc.	93,634	3,443
	PacWest Bancorp	63,241	2,941
	Cullen/Frost Bankers Inc.	37,110	2,771
	Investors Bancorp Inc.	233,315	2,522
	City National Corp.	32,260	2,490
	Prosperity Bancshares Inc.	43,246	2,430
	Commerce Bancshares Inc.	56,649	2,426
	Umpqua Holdings Corp.	141,877	2,411
	Synovus Financial Corp.	90,896	2,349
	Citizens Financial Group Inc.	91,695	2,258
*	Popular Inc.	67,652	2,208
	First Horizon National Corp.	154,467	1,971
	FirstMerit Corp.	107,996	1,932
	BankUnited Inc.	63,053	1,904
	First Niagara Financial Group Inc.	232,180	1,897
	Associated Banc-Corp	101,194	1,870
	Webster Financial Corp.	59,127	1,861
	Hancock Holding Co.	53,404	1,747
	Bank of the Ozarks Inc.	46,932	1,699
	Bank of Hawaii Corp.	28,840	1,662
*	Texas Capital Bancshares Inc.	29,824	1,644
	Susquehanna Bancshares Inc.	122,813	1,617
	TCF Financial Corp.	103,544	1,607
	PrivateBancorp Inc.	47,410	1,491
	Fulton Financial Corp.	122,616	1,464
	United Bankshares Inc.	40,665	1,419
	Valley National Bancorp	143,973	1,402
	UMB Financial Corp.	25,192	1,398
	FNB Corp.	108,207	1,362
*	Western Alliance Bancorp	51,426	1,359

Iberiabank Corp.	20,778	1,357
Glacier Bancorp Inc.	48,689	1,333
MB Financial Inc.	41,016	1,292
Wintrust Financial Corp.	28,853	1,289
Cathay General Bancorp	49,286	1,251
BancorpSouth Inc.	56,237	1,231
First Citizens BancShares Inc.	4,697	1,191
Old National Bancorp	75,468	1,072
Home BancShares Inc.	32,650	1,034
BOK Financial Corp.	15,844	1,021
First Financial Bankshares Inc.	33,484	1,010
Community Bank System Inc.	26,597	984
South State Corp.	15,796	978
Trustmark Corp.	41,894	978
Columbia Banking System Inc.	35,260	969
International Bancshares Corp.	37,369	954
CVB Financial Corp.	62,086	942
National Penn Bancshares Inc.	82,056	837
Pinnacle Financial Partners Inc.	21,909	825
Westamerica Bancorporation	16,917	822
First Midwest Bancorp Inc.	49,001	820
NBT Bancorp Inc.	28,725	698
Sterling Bancorp	52,176	698
BBCN Bancorp Inc.	49,187	685
Boston Private Financial Holdings Inc.	52,336	668
First Financial Bancorp	37,609	666
Union Bankshares Corp.	28,279	652
Independent Bank Corp.	15,589	618
Chemical Financial Corp.	21,243	615
Park National Corp.	7,545	614
* Eagle Bancorp Inc.	17,693	607
WesBanco Inc.	18,191	604
ViewPoint Financial Group Inc.	24,849	592
First Commonwealth Financial Corp.	61,775	561
Renasant Corp.	19,433	548
Talmer Bancorp Inc. Class A	38,977	542
S&T Bancorp Inc.	19,438	534
Banner Corp.	12,761	526
National Bank Holdings Corp. Class A	25,523	491
First Merchants Corp.	22,259	477
* Capital Bank Financial Corp.	17,958	455
OFG Bancorp	29,945	447
City Holding Co.	10,224	447
Ameris Bancorp	17,557	442
Wilshire Bancorp Inc.	46,000	441
Tompkins Financial Corp.	8,757	429
Lakeland Financial Corp.	10,619	420
Hanmi Financial Corp.	20,678	416
Sandy Spring Bancorp Inc.	16,435	391
State Bank Financial Corp.	20,970	390
Simmons First National Corp. Class A	9,471	383
Southside Bancshares Inc.	11,693	378
Community Trust Bancorp Inc.	10,195	369
First Interstate BancSystem Inc. Class A	12,890	362
Cardinal Financial Corp.	19,718	360
Flushing Financial Corp.	18,610	358
* First NBC Bank Holding Co.	9,774	356

* First BanCorp	68,334	351
United Community Banks Inc.	19,859	350
Washington Trust Bancorp Inc.	9,262	335
Trico Bancshares	13,318	330
Centerstate Banks Inc.	29,315	328
First Busey Corp.	49,271	323
Towne Bank	20,560	296
BancFirst Corp.	4,529	290
* Customers Bancorp Inc.	16,027	289
Stock Yards Bancorp Inc.	9,084	284
CoBiz Financial Inc.	23,777	273
Lakeland Bancorp Inc.	24,677	272
* Opus Bank	9,978	268
Central Pacific Financial Corp.	13,992	268
* Square 1 Financial Inc. Class A	12,132	259
Independent Bank Group Inc.	5,947	255
Bryn Mawr Bank Corp.	8,270	243
Heartland Financial USA Inc.	9,691	243
Hudson Valley Holding Corp.	9,708	243
1st Source Corp.	7,915	242
First Financial Corp.	6,998	234
German American Bancorp Inc.	8,249	233
Great Southern Bancorp Inc.	6,241	233
Enterprise Financial Services Corp.	12,228	232
MainSource Financial Group Inc.	12,805	228
Arrow Financial Corp.	8,267	214
* Bancorp Inc.	23,522	211
Financial Institutions Inc.	8,706	206
Southwest Bancorp Inc.	12,158	205
Univest Corp. of Pennsylvania	10,588	205
First of Long Island Corp.	8,024	203
First Bancorp	11,511	197
* HomeTrust Bancshares Inc.	12,459	195
First Community Bancshares Inc.	10,603	164
Republic Bancorp Inc.	6,780	154
* Sun Bancorp Inc.	6,443	120
Camden National Corp.	18	1
* TriState Capital Holdings Inc.	58	1
First Connecticut Bancorp Inc.	36	1
		839,904
Capital Markets (12.3%)
Goldman Sachs Group Inc.	259,303	48,855
Morgan Stanley	962,950	33,877
BlackRock Inc.	86,845	31,184
Bank of New York Mellon Corp.	740,072	29,625
Charles Schwab Corp.	766,423	21,705
State Street Corp.	276,718	21,233
Ameriprise Financial Inc.	122,454	16,136
Franklin Resources Inc.	265,521	15,098
T. Rowe Price Group Inc.	171,872	14,346
Invesco Ltd.	282,038	11,383
Northern Trust Corp.	146,212	9,903
* Affiliated Managers Group Inc.	36,300	7,390
TD Ameritrade Holding Corp.	178,832	6,189
Raymond James Financial Inc.	83,078	4,677
* E*TRADE Financial Corp.	188,647	4,303
Legg Mason Inc.	68,078	3,863

SEI Investments Co.	93,096	3,689
Eaton Vance Corp.	77,301	3,230
Waddell & Reed Financial Inc. Class A	55,158	2,652
NorthStar Asset Management Group Inc.	123,329	2,584
LPL Financial Holdings Inc.	52,381	2,235
* Stifel Financial Corp.	40,868	1,983
Federated Investors Inc. Class B	61,645	1,938
Janus Capital Group Inc.	98,230	1,544
Evercore Partners Inc. Class A	22,573	1,140
Financial Engines Inc.	34,043	1,113
Artisan Partners Asset Management Inc. Class A	21,279	1,101
WisdomTree Investments Inc.	69,569	1,057
BGC Partners Inc. Class A	113,169	986
Greenhill & Co. Inc.	17,484	775
HFF Inc. Class A	22,154	764
Virtus Investment Partners Inc.	4,851	747
* Piper Jaffray Cos.	10,567	607
Cohen & Steers Inc.	13,072	566
* KCG Holdings Inc. Class A	50,244	555
* Walter Investment Management Corp.	24,467	456
* Investment Technology Group Inc.	22,988	454
Arlington Asset Investment Corp. Class A	14,517	404
FXCM Inc. Class A	22,705	366
Moelis & Co. Class A	11,311	365
* Cowen Group Inc. Class A	67,826	288
Westwood Holdings Group Inc.	4,674	279
Diamond Hill Investment Group Inc.	2,023	274
GAMCO Investors Inc.	3,062	264
* Safeguard Scientifics Inc.	13,321	259
GFI Group Inc.	49,645	247
* Ladenburg Thalmann Financial Services Inc.	66,879	223
RCS Capital Corp. Class A	21,243	211
* INTL. FCStone Inc.	9,853	174
Oppenheimer Holdings Inc. Class A	6,987	160
* Marcus & Millichap Inc.	4,783	148
Pzena Investment Management Inc. Class A	8,364	72
* Ashford Inc.	5	1
		313,678
Consumer Finance (5.2%)
American Express Co.	615,777	56,910
Capital One Financial Corp.	367,139	30,546
Discover Financial Services	302,161	19,807
Navient Corp.	274,029	5,744
* Ally Financial Inc.	235,047	5,589
* Synchrony Financial	108,822	3,157
SLM Corp.	276,702	2,678
* PRA Group Inc.	32,633	1,910
Santander Consumer USA Holdings Inc.	56,698	1,054
* First Cash Financial Services Inc.	17,595	1,017
Nelnet Inc. Class A	17,078	783
* Springleaf Holdings Inc.	18,773	744
* Credit Acceptance Corp.	4,833	724
* Encore Capital Group Inc.	15,923	683
Cash America International Inc.	18,332	448
* Green Dot Corp. Class A	18,383	405
* Enova International Inc.	17,277	397
* World Acceptance Corp.	4,993	381

* Ezcorp Inc. Class A	33,514	365
* Regional Management Corp.	28	—
		133,342
Diversified Financial Services (7.9%)
* Berkshire Hathaway Inc. Class B	751,512	111,742
CME Group Inc.	208,580	17,654
• Intercontinental Exchange Inc.	74,124	16,751
McGraw Hill Financial Inc.	177,250	16,566
Moody's Corp.	124,163	12,542
Voya Financial Inc.	134,290	5,624
Leucadia National Corp.	204,636	4,733
MSCI Inc. Class A	72,253	3,494
NASDAQ OMX Group Inc.	77,164	3,466
CBOE Holdings Inc.	55,601	3,331
MarketAxess Holdings Inc.	24,430	1,602
Interactive Brokers Group Inc.	33,630	919
* PHH Corp.	35,515	823
* FNFV Group	54,263	774
* PICO Holdings Inc.	14,846	272
* NewStar Financial Inc.	14,522	163
Marlin Business Services Corp.	22	—
		200,456
Insurance (17.6%)
American International Group Inc.	932,806	51,118
MetLife Inc.	625,124	34,763
Prudential Financial Inc.	299,267	25,432
ACE Ltd.	219,614	25,111
Travelers Cos. Inc.	221,553	23,141
Marsh & McLennan Cos. Inc.	355,686	20,128
Allstate Corp.	283,516	19,322
Aflac Inc.	296,455	17,707
Aon plc	180,294	16,675
Chubb Corp.	157,366	16,217
Hartford Financial Services Group Inc.	292,567	12,083
Principal Financial Group Inc.	192,014	10,229
Progressive Corp.	366,655	9,988
Lincoln National Corp.	170,544	9,658
Loews Corp.	224,080	9,331
* Markel Corp.	9,127	6,359
XL Group plc Class A	173,473	6,162
Unum Group	166,480	5,530
FNF Group	163,177	5,287
Everest Re Group Ltd.	29,692	5,208
Cincinnati Financial Corp.	101,564	5,175
* Arch Capital Group Ltd.	88,301	5,061
Arthur J Gallagher & Co.	103,953	4,985
* Alleghany Corp.	10,700	4,885
Torchmark Corp.	85,316	4,586
Willis Group Holdings plc	104,826	4,477
Reinsurance Group of America Inc. Class A	44,729	3,834
WR Berkley Corp.	70,756	3,696
Protective Life Corp.	51,804	3,611
HCC Insurance Holdings Inc.	65,268	3,464
PartnerRe Ltd.	29,202	3,402
Axis Capital Holdings Ltd.	65,310	3,269
Assurant Inc.	46,611	3,150

American Financial Group Inc.	49,506	2,990
* Genworth Financial Inc. Class A	324,452	2,949
Assured Guaranty Ltd.	105,003	2,684
RenaissanceRe Holdings Ltd.	26,404	2,585
Brown & Brown Inc.	80,189	2,582
White Mountains Insurance Group Ltd.	4,008	2,540
Old Republic International Corp.	161,812	2,448
Allied World Assurance Co. Holdings AG	63,239	2,384
Validus Holdings Ltd.	56,384	2,340
CNO Financial Group Inc.	131,984	2,289
First American Financial Corp.	69,904	2,238
Hanover Insurance Group Inc.	28,820	2,054
Aspen Insurance Holdings Ltd.	42,712	1,889
Primerica Inc.	35,475	1,860
StanCorp Financial Group Inc.	28,007	1,851
Endurance Specialty Holdings Ltd.	29,218	1,723
ProAssurance Corp.	38,026	1,715
Erie Indemnity Co. Class A	16,685	1,455
Platinum Underwriters Holdings Ltd.	17,299	1,283
American Equity Investment Life Holding Co.	46,436	1,254
Symetra Financial Corp.	52,931	1,199
RLI Corp.	25,307	1,162
AmTrust Financial Services Inc.	22,228	1,141
* Enstar Group Ltd.	7,683	1,121
Mercury General Corp.	17,999	993
Selective Insurance Group Inc.	36,638	981
* MBIA Inc.	94,632	977
Kemper Corp.	27,528	971
* Hilltop Holdings Inc.	47,269	963
Argo Group International Holdings Ltd.	16,922	955
Montpelier Re Holdings Ltd.	26,831	914
Horace Mann Educators Corp.	26,515	830
* Greenlight Capital Re Ltd. Class A	20,133	635
* Third Point Reinsurance Ltd.	37,180	551
Infinity Property & Casualty Corp.	7,564	550
* Navigators Group Inc.	6,953	508
AMERISAFE Inc.	12,152	507
Safety Insurance Group Inc.	8,240	490
Stewart Information Services Corp.	13,253	470
Maiden Holdings Ltd.	35,718	466
National General Holdings Corp.	24,304	456
Employers Holdings Inc.	20,663	419
National Western Life Insurance Co. Class A	1,561	401
United Fire Group Inc.	14,142	394
FBL Financial Group Inc. Class A	7,299	375
* eHealth Inc.	10,375	268
HCI Group Inc.	6,206	251
OneBeacon Insurance Group Ltd. Class A	14,053	224
United Insurance Holdings Corp.	11,529	216
State Auto Financial Corp.	10,680	210
* Citizens Inc.	27,610	201
Fidelity & Guaranty Life	7,653	192
Meadowbrook Insurance Group Inc.	30,948	188
* Global Indemnity plc	5,672	153
National Interstate Corp.	5,105	146
Baldwin & Lyons Inc.	5,522	141
Kansas City Life Insurance Co.	2,478	118

EMC Insurance Group Inc.	3,540	105
Donegal Group Inc. Class A	6,168	97
* Heritage Insurance Holdings Inc.	4,848	84
Crawford & Co. Class A	9,778	79
Crawford & Co. Class B	7,027	63
		447,322
Real Estate Investment Trusts (REITs) (21.8%)
Simon Property Group Inc.	203,228	36,744
American Tower Corporation	259,091	27,207
Crown Castle International Corp.	218,513	18,156
Public Storage	96,024	18,017
Equity Residential	224,868	15,930
Health Care REIT Inc.	211,910	15,609
Prologis Inc.	326,636	13,810
AvalonBay Communities Inc.	85,785	13,793
Ventas Inc.	192,329	13,761
HCP Inc.	299,763	13,429
Boston Properties Inc.	100,020	12,967
Vornado Realty Trust	110,578	12,336
Weyerhaeuser Co.	345,204	12,189
Host Hotels & Resorts Inc.	494,346	11,489
General Growth Properties Inc.	346,455	9,271
Essex Property Trust Inc.	41,490	8,398
SL Green Realty Corp.	62,685	7,280
Macerich Co.	91,905	7,268
Annaly Capital Management Inc.	619,141	7,133
Kimco Realty Corp.	268,536	6,834
Realty Income Corp.	145,413	6,756
Digital Realty Trust Inc.	88,443	6,215
Federal Realty Investment Trust	44,279	5,874
American Realty Capital Properties Inc.	593,280	5,577
American Capital Agency Corp.	230,485	5,318
UDR Inc.	164,436	5,061
Plum Creek Timber Co. Inc.	115,713	4,823
Duke Realty Corp.	222,980	4,335
Camden Property Trust	55,941	4,290
Extra Space Storage Inc.	72,012	4,268
Iron Mountain Inc.	107,310	4,079
Alexandria Real Estate Equities Inc.	47,092	4,046
WP Carey Inc.	58,436	3,982
Kilroy Realty Corp.	54,394	3,736
Regency Centers Corp.	60,293	3,707
DDR Corp.	199,664	3,660
Mid-America Apartment Communities Inc.	49,040	3,612
Apartment Investment & Management Co. Class A	95,459	3,556
Starwood Property Trust Inc.	145,151	3,492
Liberty Property Trust	96,853	3,427
Taubman Centers Inc.	41,361	3,288
Omega Healthcare Investors Inc.	83,189	3,179
National Retail Properties Inc.	81,821	3,153
Spirit Realty Capital Inc.	260,592	3,052
Senior Housing Properties Trust	133,093	2,999
Hospitality Properties Trust	97,813	2,993
RLJ Lodging Trust	86,385	2,845
Weingarten Realty Investors	75,834	2,760
Corrections Corp. of America	76,055	2,757
LaSalle Hotel Properties	68,121	2,750

American Campus Communities Inc.	68,563	2,743
BioMed Realty Trust Inc.	127,594	2,737
NorthStar Realty Finance Corp.	144,275	2,636
Equity LifeStyle Properties Inc.	52,093	2,584
Highwoods Properties Inc.	58,972	2,545
Two Harbors Investment Corp.	239,200	2,514
Douglas Emmett Inc.	89,750	2,499
Retail Properties of America Inc.	154,533	2,483
Home Properties Inc.	37,447	2,441
Tanger Factory Outlet Centers Inc.	62,653	2,292
Chimera Investment Corp.	671,841	2,271
Rayonier Inc.	82,588	2,253
CBL & Associates Properties Inc.	111,335	2,165
Sunstone Hotel Investors Inc.	134,272	2,150
* Outfront Media Inc.	79,109	2,141
CubeSmart	97,100	2,092
Post Properties Inc.	35,540	2,082
EPR Properties	36,934	2,068
Columbia Property Trust Inc.	81,675	2,058
* Strategic Hotels & Resorts Inc.	153,621	2,040
Pebblebrook Hotel Trust	46,518	2,008
MFA Financial Inc.	239,510	2,007
Healthcare Trust of America Inc. Class A	156,179	1,993
* Equity Commonwealth	75,862	1,929
Geo Group Inc.	47,412	1,910
DiamondRock Hospitality Co.	127,738	1,907
Piedmont Office Realty Trust Inc. Class A	100,872	1,896
Gaming and Leisure Properties Inc.	58,975	1,881
Brixmor Property Group Inc.	77,405	1,872
* DCT Industrial Trust Inc.	54,537	1,861
Sovran Self Storage Inc.	21,747	1,849
Brandywine Realty Trust	115,386	1,784
American Homes 4 Rent Class A	102,276	1,759
Colony Financial Inc.	71,624	1,758
Washington Prime Group Inc.	101,443	1,748
Sun Communities Inc.	29,326	1,727
Corporate Office Properties Trust	60,728	1,707
Healthcare Realty Trust Inc.	63,700	1,682
Cousins Properties Inc.	137,131	1,678
Medical Properties Trust Inc.	113,155	1,568
Ryman Hospitality Properties Inc.	29,921	1,558
Lexington Realty Trust	135,922	1,495
Kite Realty Group Trust	54,485	1,486
First Industrial Realty Trust Inc.	72,058	1,430
DuPont Fabros Technology Inc.	42,940	1,399
EastGroup Properties Inc.	20,653	1,388
Acadia Realty Trust	41,790	1,336
Invesco Mortgage Capital Inc.	80,447	1,330
Glimcher Realty Trust	94,867	1,305
American Realty Capital Healthcare Trust Inc.	110,209	1,249
Chambers Street Properties	154,825	1,240
National Health Investors Inc.	18,435	1,222
Hatteras Financial Corp.	63,524	1,217
Chesapeake Lodging Trust	35,595	1,205
* New Residential Investment Corp.	92,108	1,194
Washington REIT	43,642	1,173
New York REIT Inc.	105,566	1,135

Potlatch Corp.	26,519	1,102
PS Business Parks Inc.	13,203	1,075
Education Realty Trust Inc.	91,278	1,062
Mack-Cali Realty Corp.	55,017	1,057
Redwood Trust Inc.	53,921	1,054
PennyMac Mortgage Investment Trust	48,569	1,053
Hudson Pacific Properties Inc.	37,287	1,049
Government Properties Income Trust	45,986	1,045
Pennsylvania REIT	44,590	1,042
Equity One Inc.	42,969	1,041
Blackstone Mortgage Trust Inc. Class A	35,151	1,004
STAG Industrial Inc.	41,746	995
Sabra Health Care REIT Inc.	34,947	989
Retail Opportunity Investments Corp.	59,596	981
Parkway Properties Inc.	50,280	979
CYS Investments Inc.	105,740	976
Hersha Hospitality Trust Class A	131,120	972
LTC Properties Inc.	22,793	953
Empire State Realty Trust Inc.	55,417	929
American Assets Trust Inc.	23,481	923
ARMOUR Residential REIT Inc.	233,962	919
Ramco-Gershenson Properties Trust	50,345	901
Associated Estates Realty Corp.	37,676	845
* New Senior Investment Group Inc.	46,865	827
Capstead Mortgage Corp.	62,606	815
FelCor Lodging Trust Inc.	73,527	766
* iStar Financial Inc.	52,832	755
Altisource Residential Corp.	37,056	752
Franklin Street Properties Corp.	58,867	708
American Capital Mortgage Investment Corp.	33,332	669
CyrusOne Inc.	24,027	660
Starwood Waypoint Residential Trust	25,410	648
Summit Hotel Properties Inc.	55,725	646
Inland Real Estate Corp.	58,938	636
Investors Real Estate Trust	74,874	611
Alexander's Inc.	1,507	606
Select Income REIT	25,133	581
Ashford Hospitality Trust Inc.	55,070	577
Chatham Lodging Trust	21,545	577
Aviv REIT Inc.	16,936	571
New York Mortgage Trust Inc.	67,956	546
CoreSite Realty Corp.	13,942	531
Excel Trust Inc.	39,934	524
Apollo Commercial Real Estate Finance Inc.	30,342	506
First Potomac Realty Trust	38,475	476
Resource Capital Corp.	86,088	454
Terreno Realty Corp.	21,544	448
Saul Centers Inc.	8,100	443
Anworth Mortgage Asset Corp.	79,452	429
Western Asset Mortgage Capital Corp.	27,294	427
Rouse Properties Inc.	22,367	409
Rexford Industrial Realty Inc.	26,718	406
Silver Bay Realty Trust Corp.	24,374	405
RAIT Financial Trust	53,580	396
Monmouth Real Estate Investment Corp.	35,159	394
United Development Funding IV	19,929	386
Universal Health Realty Income Trust	7,906	382

	Urstadt Biddle Properties Inc. Class A	17,146	380
	Winthrop Realty Trust	22,325	376
	AG Mortgage Investment Trust Inc.	18,562	367
*	American Residential Properties Inc.	20,146	358
	Apollo Residential Mortgage Inc.	21,204	350
	AmREIT Inc.	12,193	325
	Campus Crest Communities Inc.	42,101	323
	Getty Realty Corp.	17,631	319
	Agree Realty Corp.	9,836	303
	Cedar Realty Trust Inc.	43,974	299
	Dynex Capital Inc.	34,232	294
	Ashford Hospitality Prime Inc.	16,537	290
	QTS Realty Trust Inc. Class A	8,485	276
	CatchMark Timber Trust Inc. Class A	21,502	239
	Whitestone REIT	14,845	221
	Ares Commercial Real Estate Corp.	18,027	215
*	CareTrust REIT Inc.	13,040	211
*	Newcastle Investment Corp.	42,817	210
	One Liberty Properties Inc.	8,505	195
	Arbor Realty Trust Inc.	26,249	181
			554,536
Real Estate Management & Development (1.0%)
*	CBRE Group Inc. Class A	195,279	6,589
*	Realogy Holdings Corp.	95,438	4,392
	Jones Lang LaSalle Inc.	29,412	4,284
*	Howard Hughes Corp.	23,362	3,412
*	Forest City Enterprises Inc. Class A	101,301	2,187
	Kennedy-Wilson Holdings Inc.	46,575	1,211
	Alexander & Baldwin Inc.	30,307	1,154
*	St. Joe Co.	45,191	840
*,^ Altisource Portfolio Solutions SA		9,938	520
*	Altisource Asset Management Corp.	1,023	506
*	Forestar Group Inc.	22,694	363
*	Tejon Ranch Co.	10,163	288
	RE/MAX Holdings Inc.	7,547	252
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	1,227	2
			26,000
Thrifts & Mortgage Finance (1.2%)
	New York Community Bancorp Inc.	289,223	4,596
	Hudson City Bancorp Inc.	310,904	3,044
	People's United Financial Inc.	202,963	3,000
	Radian Group Inc.	124,910	2,130
*	MGIC Investment Corp.	210,088	1,956
*	Ocwen Financial Corp.	72,663	1,667
	Washington Federal Inc.	65,024	1,407
	Capitol Federal Financial Inc.	88,593	1,109
	EverBank Financial Corp.	52,244	984
	Home Loan Servicing Solutions Ltd.	46,371	906
	TFS Financial Corp.	59,435	902
*	Essent Group Ltd.	35,676	899
	Astoria Financial Corp.	58,164	770
	Northwest Bancshares Inc.	58,594	738
	Provident Financial Services Inc.	38,421	664
*	BofI Holding Inc.	8,123	641
	Northfield Bancorp Inc.	33,651	474
	United Financial Bancorp Inc.	33,005	455

*	Nationstar Mortgage Holdings Inc.		14,824	444
	Brookline Bancorp Inc.		46,207	440
*	Ladder Capital Corp. Class A		23,056	436
	TrustCo Bank Corp. NY		61,708	420
	WSFS Financial Corp.		5,556	417
	Berkshire Hills Bancorp Inc.		16,323	414
	Oritani Financial Corp.		25,353	369
*	Beneficial Mutual Bancorp Inc.		22,143	301
*	NMI Holdings Inc. Class A		34,190	298
	Dime Community Bancshares Inc.		19,482	295
	Waterstone Financial Inc.		22,499	278
*	Flagstar Bancorp Inc.		14,644	223
*	Walker & Dunlop Inc.		13,577	214
	Federal Agricultural Mortgage Corp.		6,130	186
*	PennyMac Financial Services Inc. Class A		11,586	185
*	Tree.com Inc.		4,049	183
*	Meridian Bancorp Inc.		14,244	156
*	Stonegate Mortgage Corp.		10,133	121
	OceanFirst Financial Corp.		34	1
	HomeStreet Inc.		32	1
				31,724
Total Common Stocks (Cost $2,193,666)				2,546,962

		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
1,2 Vanguard Market Liquidity Fund (Cost $168)		0.116%	168,001	168
Total Investments (100.0%) (Cost $2,193,834)				2,547,130
Other Assets and Liabilities-Net (0.0%)2				2
Net Assets (100%)				2,547,132

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $157,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $168,000 of collateral received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Financials Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $2,193,890,000. Net unrealized appreciation of investment securities for tax purposes was $353,240,000, consisting of unrealized gains of $409,052,000 on securities that had risen in value since their purchase and $55,812,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of November 30, 2014

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Communications Equipment (8.2%)
	Cisco Systems Inc.	8,217,649	227,136
	QUALCOMM Inc.	2,688,666	196,004
	Motorola Solutions Inc.	361,779	23,776
*	F5 Networks Inc.	118,629	15,326
	Juniper Networks Inc.	650,744	14,420
*	Palo Alto Networks Inc.	108,386	13,331
	Harris Corp.	167,868	12,031
	Brocade Communications Systems Inc.	696,182	7,874
*	ARRIS Group Inc.	195,765	5,828
*	Riverbed Technology Inc.	243,996	5,045
*	JDS Uniphase Corp.	375,410	5,008
*	ViaSat Inc.	70,480	4,673
*	EchoStar Corp. Class A	69,128	3,725
	Plantronics Inc.	68,199	3,558
	InterDigital Inc.	65,258	3,255
*	Aruba Networks Inc.	163,702	3,063
*	CommScope Holding Co. Inc.	135,562	3,009
*	Polycom Inc.	221,341	2,915
*	Ciena Corp.	170,101	2,812
*	Finisar Corp.	159,244	2,715
*	Infinera Corp.	198,100	2,700
*	NETGEAR Inc.	57,889	2,010
	ADTRAN Inc.	89,912	1,878
*	Sonus Networks Inc.	355,066	1,314
*	Ruckus Wireless Inc.	96,791	1,109
*	Harmonic Inc.	154,744	1,083
	Ubiquiti Networks Inc.	34,943	1,010
*	CalAmp Corp.	53,812	1,006
	Comtech Telecommunications Corp.	25,211	1,001
*	Mitel Networks Corp.	93,539	993
*	Ixia	84,606	877
*	ShoreTel Inc.	97,545	730
	Oplink Communications Inc.	29,186	705
*	Calix Inc.	59,763	633
*	Emulex Corp.	115,660	626
	Black Box Corp.	25,007	580
*	Extreme Networks Inc.	151,919	550
*	Digi International Inc.	124	1
	Alliance Fiber Optic Products Inc.	62	1
*	Applied Optoelectronics Inc.	62	1
*	ParkerVision Inc.	470	—
			574,312
Electronic Equipment, Instruments & Components (4.1%)
	Corning Inc.	2,068,692	43,484
	TE Connectivity Ltd.	655,620	42,091
	Amphenol Corp. Class A	503,820	27,020
*	Trimble Navigation Ltd.	418,342	11,766
*	Flextronics International Ltd.	940,465	10,430

	Avnet Inc.	221,993	9,721
*	Keysight Technologies Inc.	267,795	9,426
*	Arrow Electronics Inc.	159,384	9,314
	FLIR Systems Inc.	226,943	7,201
*	Ingram Micro Inc.	249,111	6,833
	Jabil Circuit Inc.	293,574	6,092
*	Zebra Technologies Corp.	81,406	5,955
	CDW Corp.	165,991	5,823
	FEI Co.	67,842	5,810
*	Cognex Corp.	132,085	5,377
	National Instruments Corp.	161,548	5,200
	Belden Inc.	69,799	5,097
*	IPG Photonics Corp.	54,417	3,923
	Anixter International Inc.	44,486	3,866
*	Tech Data Corp.	61,318	3,822
	Dolby Laboratories Inc. Class A	79,655	3,535
	Littelfuse Inc.	36,204	3,480
	SYNNEX Corp.	47,002	3,358
*	Sanmina Corp.	131,280	3,229
	Vishay Intertechnology Inc.	218,574	3,032
*	Knowles Corp.	135,189	2,824
*	Itron Inc.	63,585	2,569
	Methode Electronics Inc.	59,862	2,320
*	Coherent Inc.	40,295	2,231
*	OSI Systems Inc.	30,821	2,175
*	Plexus Corp.	53,883	2,102
*	Rogers Corp.	29,438	2,085
*	Benchmark Electronics Inc.	87,409	2,079
*,^ Universal Display Corp.		66,355	1,841
*	ScanSource Inc.	45,328	1,761
*,^ InvenSense Inc.		119,971	1,738
	MTS Systems Corp.	24,308	1,612
*	Insight Enterprises Inc.	65,741	1,540
*	FARO Technologies Inc.	27,375	1,504
*	Rofin-Sinar Technologies Inc.	44,710	1,204
	Badger Meter Inc.	21,729	1,197
*	Newport Corp.	65,147	1,147
	AVX Corp.	80,118	1,145
*	II-VI Inc.	84,514	1,121
*	DTS Inc.	28,024	904
*	Checkpoint Systems Inc.	65,794	840
	CTS Corp.	48,225	829
*	RealD Inc.	70,350	806
*	Fabrinet	47,446	796
	Park Electrochemical Corp.	31,478	774
	Daktronics Inc.	58,234	695
*	Mercury Systems Inc.	52,660	680
*	GSI Group Inc.	48,633	617
*	TTM Technologies Inc.	85,163	576
*	Maxwell Technologies Inc.	44,746	460
	Electro Rent Corp.	28,334	395
*	Kimball Electronics Inc.	35,555	391
	PC Connection Inc.	16,592	371
*	Control4 Corp.	17,997	271
	Electro Scientific Industries Inc.	132	1
*	Kemet Corp.	220	1

* Multi-Fineline Electronix Inc.	46	—
		288,487
Internet Software & Services (16.5%)
* Google Inc. Class C	461,167	249,874
* Google Inc. Class A	454,553	249,586
* Facebook Inc. Class A	3,165,910	245,991
* eBay Inc.	1,792,142	98,353
* Yahoo! Inc.	1,515,886	78,432
* LinkedIn Corp. Class A	170,989	38,690
* Twitter Inc.	591,281	24,680
Equinix Inc.	87,042	19,773
* Akamai Technologies Inc.	285,834	18,468
* VeriSign Inc.	190,976	11,478
* Rackspace Hosting Inc.	194,265	8,919
* CoStar Group Inc.	51,887	8,834
IAC/InterActiveCorp	123,569	8,067
MercadoLibre Inc.	53,084	7,482
* Pandora Media Inc.	314,299	6,179
* AOL Inc.	128,530	5,933
* Yelp Inc. Class A	97,977	5,594
* Zillow Inc. Class A	46,523	5,506
* HomeAway Inc.	141,978	4,452
j2 Global Inc.	72,323	4,089
* Dealertrack Technologies Inc.	82,208	3,877
* Conversant Inc.	101,545	3,556
* Cimpress NV	48,340	3,243
* Demandware Inc.	48,706	2,728
* GrubHub Inc.	70,359	2,589
* Cornerstone OnDemand Inc.	76,422	2,428
* Envestnet Inc.	46,722	2,390
* Trulia Inc.	44,916	2,283
* comScore Inc.	50,581	2,224
* WebMD Health Corp.	52,325	1,912
* LogMeIn Inc.	36,590	1,850
NIC Inc.	98,165	1,769
* Constant Contact Inc.	50,394	1,647
* SPS Commerce Inc.	25,620	1,493
* Shutterstock Inc.	19,557	1,470
* TrueCar Inc.	73,663	1,411
* Web.com Group Inc.	80,079	1,359
* Gogo Inc.	82,541	1,306
* Endurance International Group Holdings Inc.	74,453	1,237
* Digital River Inc.	44,540	1,131
* Bankrate Inc.	93,325	1,091
* Stamps.com Inc.	23,009	1,087
* LivePerson Inc.	81,665	1,057
* Actua Corp.	62,525	1,054
* Perficient Inc.	55,671	964
* Marketo Inc.	29,800	952
* Blucora Inc.	63,572	903
* Global Eagle Entertainment Inc.	66,859	887
EarthLink Holdings Corp.	162,181	712
* Textura Corp.	29,123	698
* Intralinks Holdings Inc.	62,225	677
* Dice Holdings Inc.	60,171	654
* SciQuest Inc.	42,817	638
* Monster Worldwide Inc.	144,512	629

*	Cvent Inc.	22,531	607
*	XO Group Inc.	40,306	584
*	Internap Network Services Corp.	73,009	579
*	Bazaarvoice Inc.	78,164	575
*	ChannelAdvisor Corp.	30,829	543
*	Xoom Corp.	35,851	502
*	Liquidity Services Inc.	43,490	457
*	Benefitfocus Inc.	16,252	440
*	OPOWER Inc.	27,563	429
*	Angie's List Inc.	69,443	413
*	Q2 Holdings Inc.	19,117	355
*	Rocket Fuel Inc.	19,231	314
*	Marin Software Inc.	31,462	271
*	Everyday Health Inc.	19,413	251
*	Amber Road Inc.	18,138	214
*	Brightcove Inc.	148	1
*	RealNetworks Inc.	114	1
*	QuinStreet Inc.	160	1
*	E2open Inc.	98	1
	Marchex Inc. Class B	162	1
*	Travelzoo Inc.	36	1
*	Millennial Media Inc.	182	—
			1,160,826
IT Services (16.2%)
	International Business Machines Corp.	1,520,361	246,557
	Visa Inc. Class A	793,732	204,934
	MasterCard Inc. Class A	1,608,938	140,444
	Accenture plc Class A	1,012,767	87,432
	Automatic Data Processing Inc.	771,613	66,081
*	Cognizant Technology Solutions Corp. Class A	975,735	52,680
*	Fiserv Inc.	399,451	28,557
	Fidelity National Information Services Inc.	457,269	27,980
*	Alliance Data Systems Corp.	88,974	25,435
	Paychex Inc.	525,062	24,893
	Xerox Corp.	1,755,307	24,504
*	FleetCor Technologies Inc.	124,512	18,912
	Western Union Co.	848,808	15,771
	Computer Sciences Corp.	232,125	14,712
*	Gartner Inc.	142,448	12,176
*	Teradata Corp.	248,302	11,208
	Global Payments Inc.	109,619	9,467
	Total System Services Inc.	271,803	8,967
	Broadridge Financial Solutions Inc.	193,101	8,746
	Jack Henry & Associates Inc.	132,079	8,118
*	Vantiv Inc. Class A	234,022	7,896
*	WEX Inc.	62,106	7,023
*	VeriFone Systems Inc.	179,319	6,394
	MAXIMUS Inc.	108,838	5,702
	DST Systems Inc.	57,276	5,685
*	Sapient Corp.	192,703	4,760
*	Euronet Worldwide Inc.	80,091	4,651
*	CoreLogic Inc.	139,450	4,633
	Leidos Holdings Inc.	103,173	4,169
	Science Applications International Corp.	69,936	3,541
	Convergys Corp.	162,764	3,394
	Heartland Payment Systems Inc.	57,885	3,156
*	EPAM Systems Inc.	60,009	3,062

* CACI International Inc. Class A	34,141	3,045
Booz Allen Hamilton Holding Corp.	103,976	2,829
* Cardtronics Inc.	71,939	2,817
* NeuStar Inc. Class A	96,953	2,642
EVERTEC Inc.	107,948	2,379
* Syntel Inc.	53,210	2,368
* Acxiom Corp.	124,299	2,365
* Blackhawk Network Holdings Inc. Class B	64,130	2,289
* Unisys Corp.	81,076	2,166
* iGATE Corp.	55,933	2,067
* Virtusa Corp.	44,047	1,765
Sabre Corp.	84,588	1,585
* Sykes Enterprises Inc.	62,904	1,457
* ExlService Holdings Inc.	51,924	1,455
CSG Systems International Inc.	54,322	1,365
ManTech International Corp. Class A	37,790	1,138
* TeleTech Holdings Inc.	31,761	742
* Global Cash Access Holdings Inc.	103,918	738
* Blackhawk Network Holdings Inc.	20,221	734
Forrester Research Inc.	17,237	684
Cass Information Systems Inc.	14,516	661
* MoneyGram International Inc.	47,398	409
* ServiceSource International Inc.	344	1
* Ciber Inc.	358	1
Computer Task Group Inc.	72	1
* Higher One Holdings Inc.	150	1
		1,139,344
Semiconductors & Semiconductor Equipment (13.1%)
Intel Corp.	7,942,257	295,849
Texas Instruments Inc.	1,712,629	93,201
* Micron Technology Inc.	1,716,460	61,707
Applied Materials Inc.	1,952,357	46,954
Avago Technologies Ltd. Class A	403,410	37,678
Broadcom Corp. Class A	866,909	37,390
Analog Devices Inc.	503,848	27,530
Lam Research Corp.	259,964	21,483
Skyworks Solutions Inc.	304,196	20,524
Xilinx Inc.	431,166	19,592
Altera Corp.	495,089	18,625
KLA-Tencor Corp.	265,871	18,462
NVIDIA Corp.	868,382	18,210
Linear Technology Corp.	382,765	17,619
Microchip Technology Inc.	320,831	14,486
Maxim Integrated Products Inc.	455,799	13,478
* SunEdison Inc.	407,266	8,817
Marvell Technology Group Ltd.	609,590	8,729
* Cree Inc.	195,907	7,119
* RF Micro Devices Inc.	457,497	6,684
Teradyne Inc.	327,997	6,511
* TriQuint Semiconductor Inc.	266,812	6,502
* ON Semiconductor Corp.	705,028	6,366
* First Solar Inc.	120,060	5,859
* Atmel Corp.	676,391	5,350
* Cavium Inc.	86,155	4,876
* International Rectifier Corp.	114,402	4,562
* Integrated Device Technology Inc.	226,132	4,220
* Microsemi Corp.	152,384	4,145

*	Freescale Semiconductor Ltd.	169,714	3,681
*	Synaptics Inc.	57,907	3,648
*	Fairchild Semiconductor International Inc. Class A	201,550	3,251
	MKS Instruments Inc.	86,342	3,146
*	Entegris Inc.	224,724	3,027
*	Silicon Laboratories Inc.	65,770	2,983
*	Advanced Micro Devices Inc.	1,030,011	2,874
	Monolithic Power Systems Inc.	58,925	2,836
*	Semtech Corp.	108,613	2,765
	Intersil Corp. Class A	206,321	2,705
	Tessera Technologies Inc.	77,967	2,665
*	OmniVision Technologies Inc.	90,829	2,626
*	Mellanox Technologies Ltd.	60,984	2,601
*	PMC-Sierra Inc.	315,212	2,569
	Cypress Semiconductor Corp.	238,290	2,526
	Power Integrations Inc.	49,234	2,470
*	Veeco Instruments Inc.	64,840	2,426
*	Spansion Inc. Class A	88,265	2,063
*	SunPower Corp. Class A	72,801	2,050
*	Rambus Inc.	171,225	2,029
*,^ Ambarella Inc.		35,053	1,928
*	Cabot Microelectronics Corp.	38,833	1,837
*	Cirrus Logic Inc.	98,832	1,808
*	Kulicke & Soffa Industries Inc.	121,348	1,696
*	Diodes Inc.	59,415	1,580
*	Amkor Technology Inc.	225,731	1,510
*	Advanced Energy Industries Inc.	61,928	1,265
*	Lattice Semiconductor Corp.	192,778	1,263
	Brooks Automation Inc.	105,727	1,238
	Micrel Inc.	76,576	999
*	Photronics Inc.	97,923	883
*	Ultratech Inc.	44,539	867
*	Applied Micro Circuits Corp.	124,774	737
*	FormFactor Inc.	86,531	696
	Integrated Silicon Solution Inc.	47,435	686
*	Silicon Image Inc.	123,252	682
*	Xcerra Corp.	84,645	678
*	Inphi Corp.	41,990	617
*	Magnachip Semiconductor Corp.	49,833	607
*	CEVA Inc.	34,914	601
*	Exar Corp.	63,954	584
*	M/A-COM Technology Solutions Holdings Inc.	22,369	555
*	PDF Solutions Inc.	40,796	541
*	Nanometrics Inc.	35,558	528
*	Rudolph Technologies Inc.	52,371	481
	IXYS Corp.	39,718	454
*	NVE Corp.	22	2
*	Entropic Communications Inc.	432	1
*	Audience Inc.	70	—
			922,793
Software (20.3%)
	Microsoft Corp.	12,557,039	600,352
	Oracle Corp.	5,717,114	242,463
*	salesforce.com inc	942,228	56,411
*	Adobe Systems Inc.	758,280	55,870
	Intuit Inc.	432,604	40,609
	Symantec Corp.	1,108,425	28,919

* Autodesk Inc.	364,644	22,608
* Electronic Arts Inc.	504,398	22,158
* Red Hat Inc.	303,697	18,875
* Citrix Systems Inc.	262,825	17,428
Activision Blizzard Inc.	803,259	17,391
CA Inc.	535,691	16,687
* ServiceNow Inc.	210,495	13,463
* Workday Inc. Class A	152,555	13,280
* ANSYS Inc.	148,943	12,440
* Splunk Inc.	180,317	12,099
* VMware Inc. Class A	136,087	11,970
* Synopsys Inc.	248,499	10,782
* Concur Technologies Inc.	77,519	9,985
CDK Global Inc.	257,846	9,816
FactSet Research Systems Inc.	64,430	8,831
* Cadence Design Systems Inc.	464,547	8,766
* PTC Inc.	190,102	7,427
* Informatica Corp.	175,527	6,386
* Ultimate Software Group Inc.	43,031	6,336
* Nuance Communications Inc.	405,555	6,136
* Fortinet Inc.	221,831	6,114
* TIBCO Software Inc.	252,833	6,076
* Verint Systems Inc.	97,319	5,858
Solera Holdings Inc.	110,154	5,802
* NetSuite Inc.	54,645	5,779
SS&C Technologies Holdings Inc.	112,821	5,703
* SolarWinds Inc.	108,515	5,634
* Aspen Technology Inc.	147,753	5,576
* Guidewire Software Inc.	108,724	5,487
* Tyler Technologies Inc.	50,306	5,462
* Tableau Software Inc. Class A	63,622	5,337
* Manhattan Associates Inc.	121,247	4,797
* Qlik Technologies Inc.	143,380	4,420
* FireEye Inc.	131,199	3,974
* Take-Two Interactive Software Inc.	134,325	3,715
Fair Isaac Corp.	51,454	3,693
Compuware Corp.	351,289	3,625
* ACI Worldwide Inc.	182,784	3,555
Mentor Graphics Corp.	154,655	3,435
* Rovi Corp.	152,973	3,408
* CommVault Systems Inc.	71,645	3,389
Blackbaud Inc.	74,532	3,163
* Zynga Inc. Class A	1,062,802	2,763
* MicroStrategy Inc. Class A	14,425	2,477
* NetScout Systems Inc.	62,278	2,376
* Synchronoss Technologies Inc.	53,205	2,279
* TiVo Inc.	182,591	2,224
Advent Software Inc.	70,190	2,213
* FleetMatics Group plc	59,982	2,111
* Proofpoint Inc.	46,991	2,040
* Progress Software Corp.	73,649	1,899
* RealPage Inc.	89,812	1,847
Monotype Imaging Holdings Inc.	63,848	1,765
* Ellie Mae Inc.	43,219	1,749
* Bottomline Technologies de Inc.	63,893	1,567
* Infoblox Inc.	84,332	1,518
* VASCO Data Security International Inc.	46,957	1,399

*	Imperva Inc.		31,105	1,323
*	BroadSoft Inc.		45,102	1,216
*	Interactive Intelligence Group Inc.		26,876	1,216
*	Callidus Software Inc.		73,001	1,166
*	PROS Holdings Inc.		40,074	1,146
	Pegasystems Inc.		54,509	1,140
*	Qualys Inc.		28,325	1,005
*	Net 1 UEPS Technologies Inc.		67,827	832
^	Ebix Inc.		48,805	791
	Epiq Systems Inc.		48,156	739
*	Tangoe Inc.		54,686	711
*	ePlus Inc.		9,773	673
*	Comverse Inc.		33,512	672
*	EnerNOC Inc.		40,421	590
*	Zendesk Inc.		23,124	549
*	Rubicon Project Inc.		25,781	362
*	Jive Software Inc.		61,102	361
*	Mavenir Systems Inc.		22,900	290
*	Varonis Systems Inc.		11,740	279
*	Gigamon Inc.		17,327	248
*	Silver Spring Networks Inc.		34,172	245
*	MobileIron Inc.		24,240	225
*	VirnetX Holding Corp.		214	1
*	Seachange International Inc.		160	1
*	Rosetta Stone Inc.		92	1
*	Telenav Inc.		124	1
*	Actuate Corp.		212	1
*	Rally Software Development Corp.		72	1
*	Vringo Inc.		378	—
				1,427,502
Technology Hardware, Storage & Peripherals (21.6%)
	Apple Inc.		9,605,320	1,142,361
	Hewlett-Packard Co.		3,002,062	117,261
	EMC Corp.		3,254,529	98,775
	SanDisk Corp.		359,219	37,165
	Western Digital Corp.		358,021	36,973
	Seagate Technology plc		525,439	34,737
	NetApp Inc.		511,539	21,766
*	NCR Corp.		269,814	8,000
*,^ 3D Systems Corp.			166,780	5,884
	Lexmark International Inc. Class A		94,805	4,063
	Diebold Inc.		98,298	3,556
*	Electronics For Imaging Inc.		74,384	3,306
*	Cray Inc.		62,632	2,103
*	Super Micro Computer Inc.		57,658	1,919
*	QLogic Corp.		138,152	1,594
*	Nimble Storage Inc.		52,765	1,391
*	Eastman Kodak Co.		29,381	597
*	Silicon Graphics International Corp.		51,616	496
*	Quantum Corp.		1,088	2
				1,521,949
Total Common Stocks (Cost $5,002,628)				7,035,213
		Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$2,771)	0.116%	2,770,900	2,771

Total Investments (100.0%) (Cost $5,005,399)	7,037,984
Other Assets and Liabilities-Net (0.0%)[2]	(2,071)
Net Assets (100%)	7,035,913

Securities with a market value of less than $500 are displayed with a dash.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,665,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $2,771,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $5,005,399,000. Net unrealized appreciation of investment securities for tax purposes was $2,032,585,000, consisting of unrealized gains of $2,083,635,000 on securities that had risen in value since their purchase and $51,050,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of November 30, 2014

					Market
					Value
				Shares	($000)
Temporary Cash Investments (100.0%)[1]
Telecommunication Services (99.8%)
*	8x8 Inc.			1,727,830	13,443
	AT&T Inc.			5,300,386	187,528
	Atlantic Tele-Network Inc.			224,806	15,282
	CenturyLink Inc.			911,821	37,175
*	Cincinnati Bell Inc.			3,686,084	13,123
	Cogent Communications Holdings Inc.			402,412	14,253
	Consolidated Communications Holdings Inc.			714,445	19,583
	Frontier Communications Corp.			3,698,185	26,072
*	General Communication Inc. Class A			1,052,198	12,784
*	Globalstar Inc.			2,200,093	6,204
*	Hawaiian Telcom Holdco Inc.			350,396	9,110
	IDT Corp. Class B			763,022	12,926
*	inContact Inc.			1,543,329	12,748
	Inteliquent Inc.			424,099	7,812
*	Iridium Communications Inc.			1,621,315	15,484
*	Level 3 Communications Inc.			763,783	38,189
	Lumos Networks Corp.			785,859	12,998
*,^ magicJack VocalTec Ltd.				470,646	3,826
	NTELOS Holdings Corp.			534,656	4,491
*	Premiere Global Services Inc.			1,152,627	12,160
*	RingCentral Inc. Class A			487,527	6,133
*	SBA Communications Corp. Class A			328,291	39,943
	Shenandoah Telecommunications Co.			483,247	14,319
	Spok Holdings Inc.			836,872	13,273
*	Sprint Corp.			3,779,256	19,350
*	T-Mobile US Inc.			832,895	24,312
	Telephone & Data Systems Inc.			618,197	15,801
*	United States Cellular Corp.			327,599	12,609
	Verizon Communications Inc.			3,713,118	187,847
*	Vonage Holdings Corp.			3,614,279	12,325
	Windstream Holdings Inc.			2,250,679	22,754
					843,857
Other (0.2%)[2]
*	Leap Wireless International Inc CVR			577,114	1,454
Total Common Stocks (Cost $806,151)					845,311
		Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
3,4 Vanguard Market Liquidity Fund		0.116%		758,702	759
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5,6 Federal Home Loan Bank Discount Notes		0.068%	1/23/15	100	100
Total Temporary Cash Investments (Cost $859)					859

Total Investments (100.1%) (Cost $807,010)	846,170
Other Assets and Liabilities-Net (-0.1%)3	(1,147)
Net Assets (100%)	845,023

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $685,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7- day yield.
4 Includes $759,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	843,857	—	1,454
Temporary Cash Investments	759	100	—
Futures Contracts—Liabilities1	1	—	—
Total	844,617	100	1,454
1 Represents variation margin on the last day of the reporting period.

Telecommunication Services Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At November 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2014	3	310	2
2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2014, the cost of investment securities for tax purposes was $807,010,000. Net unrealized appreciation of investment securities for tax purposes was $39,160,000, consisting of unrealized gains of $65,315,000 on securities that had risen in value since their purchase and $26,155,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of November 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (52.6%)
Duke Energy Corp.	2,335,467	188,939
NextEra Energy Inc.	1,440,961	150,422
Southern Co.	2,957,752	140,286
Exelon Corp.	2,837,173	102,621
American Electric Power Co. Inc.	1,613,658	92,866
PPL Corp.	2,193,920	77,950
Edison International	1,022,129	64,967
Xcel Energy Inc.	1,668,803	56,639
Northeast Utilities	1,044,823	52,910
FirstEnergy Corp.	1,388,098	51,193
Entergy Corp.	593,130	49,764
OGE Energy Corp.	657,988	23,484
Pinnacle West Capital Corp.	364,726	23,062
Pepco Holdings Inc.	830,908	22,850
ITC Holdings Corp.	513,990	19,526
Westar Energy Inc. Class A	428,005	16,731
Great Plains Energy Inc.	508,462	13,306
Cleco Corp.	199,217	10,704
IDACORP Inc.	165,858	10,301
Hawaiian Electric Industries Inc.	338,501	9,542
Portland General Electric Co.	258,015	9,513
PNM Resources Inc.	262,782	7,610
UIL Holdings Corp.	186,561	7,425
ALLETE Inc.	134,145	6,837
NRG Yield Inc. Class A	114,191	5,412
El Paso Electric Co.	133,275	5,042
MGE Energy Inc.	114,340	5,032
Empire District Electric Co.	143,350	3,972
Otter Tail Corp.	108,709	3,129
Unitil Corp.	43,539	1,534
		1,233,569
Gas Utilities (6.5%)
UGI Corp.	569,409	21,472
AGL Resources Inc.	394,613	20,642
Atmos Energy Corp.	331,514	17,802
National Fuel Gas Co.	236,199	16,362
Questar Corp.	578,366	13,875
Piedmont Natural Gas Co. Inc.	258,082	9,673
Southwest Gas Corp.	153,489	8,886
WGL Holdings Inc.	171,335	8,373
New Jersey Resources Corp.	139,207	8,060
Laclede Group Inc.	142,484	7,228
ONE Gas Inc.	171,576	6,661
South Jersey Industries Inc.	109,251	6,236
Northwest Natural Gas Co.	89,673	4,171
Chesapeake Utilities Corp.	48,036	2,158
		151,599

Independent Power and Renewable Electricity Producers (4.6%)
NRG Energy Inc.	1,115,167	34,860
AES Corp./VA	2,268,878	31,469
* Calpine Corp.	1,130,193	25,949
* Dynegy Inc.	283,765	9,407
Pattern Energy Group Inc. Class A	122,871	3,260
* NextEra Energy Partners LP	62,008	2,345
Ormat Technologies Inc.	52,521	1,438
		108,728
Multi-Utilities (33.8%)
Dominion Resources Inc.	1,924,050	139,590
Sempra Energy	771,428	86,192
PG&E Corp.	1,556,689	78,613
Public Service Enterprise Group Inc.	1,670,545	69,795
Consolidated Edison Inc.	967,152	61,076
DTE Energy Co.	584,449	47,609
NiSource Inc.	1,041,243	43,565
Wisconsin Energy Corp.	744,747	36,790
Ameren Corp.	801,226	34,541
CenterPoint Energy Inc.	1,348,287	32,278
CMS Energy Corp.	911,680	30,177
SCANA Corp.	445,635	25,414
Alliant Energy Corp.	366,416	23,036
Integrys Energy Group Inc.	264,149	19,241
TECO Energy Inc.	771,255	15,294
MDU Resources Group Inc.	608,061	14,910
Vectren Corp.	272,194	12,034
NorthWestern Corp.	160,218	8,528
Black Hills Corp.	147,230	7,952
Avista Corp.	212,626	7,325
		793,960
Water Utilities (2.5%)
American Water Works Co. Inc.	591,576	31,383
Aqua America Inc.	584,677	15,541
American States Water Co.	127,743	4,457
California Water Service Group	157,722	3,954
SJW Corp.	50,233	1,504
Connecticut Water Service Inc.	36,822	1,283
Middlesex Water Co.	53,016	1,168
York Water Co.	8,842	179
		59,469
Total Investments (100.0%) (Cost $2,078,075)		2,347,325
Other Assets and Liabilities-Net (0.0%)		594
Net Assets (100%)		2,347,919
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Utilities Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At November 30, 2014, the cost of investment securities for tax purposes was $2,078,075,000. Net unrealized appreciation of investment securities for tax purposes was $269,250,000, consisting of unrealized gains of $333,589,000 on securities that had risen in value since their purchase and $64,339,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: January 21, 2015
VANGUARD WORLD FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: January 21, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.